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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)

                    151 Detroit Street, Denver, Colorado  80206
(Address of principal executive offices)                (Zip code)

      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     Name and address of agent for service)


Registrant's telephone number, including area code:     303-333-3863

Date of fiscal year end:    10/31

Date of reporting period:    1/31/05

Item 1. Schedule of Investments.
---------------------------------
Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 54.8%
Aerospace and Defense - 1.1%
           609,960    Lockheed Martin Corp.                                                                           $   35,261,788
Automotive - Cars and Light Trucks - 0.3%
           216,563    BMW A.G.**                                                                                           9,126,733
Automotive - Truck Parts and Equipment - Original - 0.9%
           531,820    Lear Corp.#                                                                                         28,718,280
Beverages - Non-Alcoholic - 0.8%
           440,835    PepsiCo, Inc.                                                                                       23,672,840
Brewery - 0.3%
           176,680    Anheuser-Busch Companies, Inc.#                                                                      8,689,122
Casino Hotels - 0.4%
           193,530    Harrah's Entertainment, Inc.#                                                                       12,238,837
Chemicals - Specialty - 1.1%
           196,616    Syngenta A.G.*                                                                                      21,158,760
           534,100    Syngenta A.G. (ADR)*,#                                                                              11,483,150
                                                                                                                          32,641,910
Computers - 1.2%
           391,865    IBM Corp.                                                                                           36,608,028
Computers - Peripheral Equipment - 0.4%
           167,350    Lexmark International Group, Inc. - Class A*,#                                                      13,948,623
Cosmetics and Toiletries - 1.2%
           671,585    Procter & Gamble Co.                                                                                35,748,470
Diversified Operations - 5.7%
           239,905    3M Co.                                                                                              20,238,386
         1,740,080    General Electric Co.                                                                                62,869,089
           983,825    Honeywell International, Inc.#                                                                      35,398,024
         1,721,425    Tyco International, Ltd. (New York Shares)#                                                         62,212,299
                                                                                                                         180,717,798
E-Commerce/Services - 0.9%
         1,104,025    IAC/InterActiveCorp*,#                                                                              26,750,526
Electric Products - Miscellaneous - 0.7%
            48,038    Samsung Electronics Company, Ltd.**                                                                 23,187,528
Electronic Components - Semiconductors - 2.5%
         1,044,325    Intel Corp.                                                                                         23,445,096
         2,373,870    Texas Instruments, Inc.#                                                                            55,097,523
                                                                                                                          78,542,619
Entertainment Software - 0.4%
           169,515    Electronic Arts, Inc.*,#                                                                            10,906,595
Finance - Credit Card - 0.2%
           133,060    American Express Co.#                                                                                7,098,751
Finance - Investment Bankers/Brokers - 5.1%
           705,537    Citigroup, Inc.                                                                                     34,606,590
           161,420    Goldman Sachs Group, Inc.#                                                                          17,409,147
         1,458,480    JPMorgan Chase & Co.                                                                                54,445,057
           881,110    Merrill Lynch & Company, Inc.                                                                       52,928,278
                                                                                                                         159,389,072
Finance - Mortgage Loan Banker - 1.7%
           493,055    Countrywide Financial Corp.                                                                         18,243,035
           520,535    Freddie Mac                                                                                         33,985,730
                                                                                                                          52,228,765
Financial Guarantee Insurance - 0.5%
           231,480    MGIC Investment Corp.#                                                                              14,791,572
Food - Wholesale/Distribution - 0.2%
           191,755    Sysco Corp.#                                                                                         6,705,672
Hotels and Motels - 3.3%
         1,047,895    Marriott International, Inc. - Class A#                                                             66,206,006
           616,490    Starwood Hotels & Resorts Worldwide, Inc.#                                                          35,688,606
                                                                                                                         101,894,612
Medical - Biomedical and Genetic - 0.4%
           494,345    Celgene Corp.*                                                                                      13,515,392
Medical - Drugs - 2.9%
           304,240    Forest Laboratories, Inc.*,#                                                                        12,635,087
           522,569    Roche Holding A.G.                                                                                  55,664,481
            24,710    Roche Holding A.G. (ADR)                                                                             1,314,572
           285,079    Sanofi-Aventis**                                                                                    21,274,829
                                                                                                                          90,888,969
Medical - HMO - 2.6%
           523,475    Aetna, Inc.                                                                                         66,507,498
           147,385    UnitedHealth Group, Inc.                                                                            13,102,527
                                                                                                                          79,610,025
Multimedia - 1.9%
         3,260,075    Time Warner, Inc.*                                                                                  58,681,350
Networking Products - 0.5%
           803,820    Cisco Systems, Inc.*                                                                                14,500,913
Oil Companies - Integrated - 4.2%
           491,025    BP PLC (ADR)**                                                                                      29,274,911
         1,143,800    Exxon Mobil Corp.                                                                                   59,020,080
           429,544    Suncor Energy, Inc.                                                                                 13,747,485
           126,505    Total S.A. - Class B**,#                                                                            27,126,824
                                                                                                                         129,169,300
Pharmacy Services - 0.5%
           429,005    Caremark Rx, Inc.*,#                                                                                16,774,096
Reinsurance - 0.9%
             9,245    Berkshire Hathaway, Inc. - Class B*,#                                                               27,680,547
Retail - Building Products - 0.5%
           356,540    Home Depot, Inc.                                                                                    14,710,840
Retail - Consumer Electronics - 1.0%
           554,810    Best Buy Company, Inc.#                                                                             29,843,230
Retail - Discount - 1.5%
           422,595    Target Corp.#                                                                                       21,455,148
           459,930    Wal-Mart Stores, Inc.                                                                               24,100,332
                                                                                                                          45,555,480
Retail - Major Department Stores - 0.4%
           368,245    May Department Stores Co.#                                                                          12,483,506
Retail - Regional Department Stores - 0.6%
           337,755    Federated Department Stores, Inc.#                                                                  19,184,484
Retail - Restaurants - 0.9%
           588,145    Yum! Brands, Inc.#                                                                                  27,260,521
Semiconductor Components/Integrated Circuits - 0.4%
           178,410    Linear Technology Corp.#                                                                             6,733,194
           134,645    Maxim Integrated Products, Inc.                                                                      5,252,501
                                                                                                                          11,985,695
Soap and Cleaning Preparations - 1.2%
         1,254,099    Reckitt Benckiser PLC**                                                                             37,301,983
Super-Regional Banks - 0.4%
           249,205    Bank of America Corp.                                                                               11,555,636
Telecommunication Equipment - Fiber Optics - 0.2%
           649,490    Corning, Inc.*,#                                                                                     7,105,421
Transportation - Railroad - 1.3%
           671,917    Canadian National Railway Co. (New York Shares)                                                     39,945,466
Transportation - Services - 0.6%
           121,060    FedEx Corp.                                                                                         11,579,389
           109,340    United Parcel Service, Inc. - Class B#                                                               8,165,511
                                                                                                                          19,744,900
Web Portals/Internet Service Providers - 1.3%
         1,128,915    Yahoo!, Inc.*,#                                                                                     39,749,097
Wireless Equipment - 1.7%
         3,395,445    Motorola, Inc.                                                                                      53,444,304
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,422,249,115)                                                                               1,699,559,296
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 17.9%
Aerospace and Defense - 0.2%
       $ 5,410,000    Lockheed Martin Corp., 7.65% company guaranteed notes, due 5/1/16                                    6,640,407
Automotive - Truck Parts and Equipment - Original - 0.3%
         4,010,000    Lear Corp., 7.96% company guaranteed notes, due 5/15/05                                              4,062,635
         5,100,000    Tenneco Automotive, Inc., 8.625% senior subordinated notes, due 11/15/14 (144A)                      5,304,000
                                                                                                                           9,366,635
Beverages - Non-Alcoholic - 0.4%
                      Coca-Cola Enterprises, Inc.:
         4,835,000      5.375% notes, due 8/15/06                                                                          4,966,265
         3,365,000      4.375% notes, due 9/15/09                                                                          3,402,018
         3,500,000      6.125% notes, due 8/15/11                                                                          3,850,039
                                                                                                                          12,218,322
Brewery - 1.4%
                      Anheuser-Busch Companies, Inc.:
         5,185,000      5.65% notes, due 9/15/08                                                                           5,476,651
         1,610,000      5.75% notes, due 4/1/10                                                                            1,721,546
         5,885,000      6.00% senior notes, due 4/15/11                                                                    6,411,908
         5,050,000      7.55% debentures, due 10/1/30                                                                      6,659,218
         2,740,000      6.80% debentures, due 1/15/31                                                                      3,342,504
                      Miller Brewing Co.:
        10,685,000      5.50% notes, due 8/15/13 (144A)                                                                   11,211,086
         8,530,000      4.25% notes, due 8/15/08 (144A)                                                                    8,575,362
                                                                                                                          43,398,275
Cable Television - 0.9%
         6,574,000    Comcast Cable Communications, Inc., 6.75% senior notes, due 1/30/11                                  7,356,444
         2,155,000    Comcast Corp., 6.50% company guaranteed notes, due 1/15/15                                           2,403,400
         7,506,000    Echostar DBS Corp., 5.75% senior notes, due 10/1/08                                                  7,562,295
                      TCI Communications, Inc.:
         7,122,000      6.875% senior notes, due 2/15/06                                                                   7,364,390
         3,358,000      7.875% debentures, due 8/1/13                                                                      4,045,373
                                                                                                                          28,731,902
Casino Hotels - 0.3%
         8,195,000    Mandalay Resort Group, 6.50% senior notes, due 7/31/09                                               8,584,263
Cellular Telecommunications - 0.2%
         6,920,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                       7,516,850
Chemicals - Specialty - 0.3%
         8,480,000    International Flavors & Fragrances, Inc., 6.45% notes, due 5/15/06                                   8,775,808
Commercial Banks - 0.2%
         6,255,000    First Bank National Association, 5.70% subordinated notes, due 12/15/08                              6,612,705
Computers - 0.3%
         9,262,000    Hewlett-Packard Co., 3.625% notes, due 3/15/08                                                       9,192,794
Containers - Metal and Glass - 0.8%
         2,050,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                            2,183,250
                      Owens-Brockway Glass Container, Inc.:
         9,125,000      8.875% company guaranteed notes, due 2/15/09                                                       9,866,406
         6,215,000      6.75% senior notes, due 12/1/14 (144A)                                                             6,215,000
         6,005,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                                6,260,213
                                                                                                                          24,524,869
Containers - Paper and Plastic - 0.1%
         4,365,000    Sealed Air Corp., 5.625% notes, due 7/15/13 (144A)                                                   4,532,738
Diversified Financial Services - 0.6%
                      General Electric Capital Corp.:
         3,815,000      6.75% notes, due 3/15/32                                                                           4,574,505
         7,275,000      2.85% notes, due 1/30/06                                                                           7,244,853
         6,035,000      5.35% notes, due 3/30/06                                                                           6,170,836
                                                                                                                          17,990,194
Diversified Operations - 1.5%
                      Honeywell International, Inc.:
         8,335,000      5.125% notes, due 11/1/06                                                                          8,545,475
         5,340,000      6.125% bonds, due 11/1/11                                                                          5,869,707
                      Tyco International Group S.A.,
        10,920,000      6.375% company guaranteed notes, due 2/15/06**                                                    11,237,848
         9,275,000      6.375% company guaranteed notes, due 10/15/11**                                                   10,252,900
        10,620,000      6.00% company guaranteed notes, due 11/15/13**                                                    11,579,336
                                                                                                                          47,485,266
Electric - Integrated - 0.5%
         2,185,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                                  2,417,156
         9,070,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                     8,891,458
                      Pacific Gas and Electric Co.:
           770,000      3.60% first mortgage notes, due 3/1/09                                                               755,205
         2,640,000      4.20% first mortgage notes, due 3/1/11                                                             2,609,534
                                                                                                                          14,673,353
Electronic Components - Semiconductors - 1.0%
         5,445,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12 (144A)                                 5,431,388
                      Freescale Semiconductor, Inc.:
         5,395,000      4.82% senior notes, due 7/15/09 (omega)                                                            5,597,313
         7,695,000      6.875% senior notes, due 7/15/11                                                                   8,175,938
        10,400,000      7.125% senior notes, due 7/15/14                                                                  11,218,999
                                                                                                                          30,423,638
Finance - Auto Loans - 0.4%
                      General Motors Acceptance Corp.:
         5,885,000      4.375% notes, due 12/10/07                                                                         5,710,910
         5,335,000      6.875% notes, due 8/28/12                                                                          5,323,370
                                                                                                                          11,034,280
Finance - Consumer Loans - 0.2%
         7,315,000    Household Finance Corp., 4.75% notes, due 5/15/09                                                    7,477,459
Finance - Investment Bankers/Brokers - 1.0%
        12,355,000    Charles Schwab Corp., 8.05% senior notes, due 3/1/10                                                14,069,677
        10,541,000    Citigroup, Inc., 5.00% subordinated notes, due 9/15/14                                              10,701,866
         7,640,000    JPMorgan Chase & Co., 3.80% notes, due 10/2/09                                                       7,514,566
                                                                                                                          32,286,109
Finance - Mortgage Loan Banker - 0.3%
        10,975,000    Countrywide Financial Corp., 2.875% company guaranteed notes, due 2/15/07                           10,766,705
Food - Diversified - 0.3%
                      Kellogg Co.:
         2,455,000      7.45% debentures, due 4/1/31                                                                       3,180,418
         7,085,000      2.875% senior notes, due 6/1/08                                                                    6,854,525
                                                                                                                          10,034,943
Food - Retail - 0.1%
         2,775,000    Fred Meyer, Inc., 7.45% company guaranteed notes, due 3/1/08                                         3,039,360
Food - Wholesale/Distribution - 0.2%
         4,385,000    Pepsi Bottling Holdings, Inc., 5.625% company guaranteed notes, due 2/17/09 (144A)                   4,654,963
Hotels and Motels - 0.1%
         3,050,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                                3,431,250
Independent Power Producer - 0.4%
        10,105,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                              11,241,813
Investment Companies - 0.3%
         9,415,000    Credit Suisse First Boston USA, Inc., 3.875% notes, due 1/15/09                                      9,338,597
Medical - HMO - 0.1%
         3,145,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                                   3,232,569
Multi-Line Insurance - 0.3%
         8,995,000    AIG SunAmerica Global Financial IX, Inc., 5.10% notes, due 1/17/07 (144A)                            9,239,133
Multimedia - 0.9%
         4,205,000    Historic TW, Inc., 9.15% debentures, due 2/1/23                                                      5,731,365
                      Time Warner, Inc.:
         6,905,000      5.625% company guaranteed notes, due 5/1/05                                                        6,949,289
         9,676,000      6.15% company guaranteed notes, due 5/1/07                                                        10,149,456
         3,315,000      7.70% company guaranteed notes, due 5/1/32                                                         4,129,555
                                                                                                                          26,959,665
Oil - Field Services - 0.1%
         2,857,000    Hanover Equipment Trust 2001A, 8.50% secured notes, due 9/1/08                                       3,028,420
Oil Companies - Exploration and Production - 0.1%
         2,025,000    El Paso Production Holding Co., 7.75% company guaranteed notes, due 6/1/13                           2,106,000
Oil Companies - Integrated - 0.2%
                      El Paso CGP Co.:
         1,925,000      7.625% notes, due 9/1/08                                                                           1,997,188
         3,850,000      7.42% notes, due 2/15/37                                                                           3,503,500
                                                                                                                           5,500,688
Oil Refining and Marketing - 0.4%
         6,930,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14 (144A)                          7,101,220
         4,620,000    Tesoro Petroleum Corp., 9.625% senior subordinated notes, due 4/1/12                                 5,255,250
                                                                                                                          12,356,470
Pharmacy Services - 0.3%
         8,829,000    Medco Health Solutions, Inc., 7.25% senior notes, due 8/15/13                                        9,978,942
Pipelines - 0.9%
                      El Paso Corp.:
        16,730,000      7.00% senior notes, due 5/15/11                                                                   16,813,650
         3,080,000      7.875% notes, due 6/15/12                                                                          3,203,200
         3,085,000      7.75% senior notes, due 1/15/32                                                                    3,000,163
         3,840,000    Kinder Morgan Energy Partners, L.P., 5.125% notes, due 11/15/14                                      3,855,805
                                                                                                                          26,872,818
Retail - Discount - 0.6%
                      Wal-Mart Stores, Inc.:
        12,245,000      5.45% senior notes, due 8/1/06                                                                    12,627,534
         5,385,000      6.875% senior notes, due 8/10/09                                                                   6,014,393
                                                                                                                          18,641,927
Retail - Major Department Stores - 0.1%
         3,075,000    May Department Stores Co., 4.80% notes, due 7/15/09                                                  3,115,027
Rubber - Tires - 0.3%
         7,710,000    Goodyear Tire & Rubber Co., 7.857% notes, due 8/15/11                                                7,787,100
Steel - Producers - 0%
           840,000    AK Steel Corp., 7.75% company guaranteed notes, due 6/15/12                                            863,100
Telecommunication Services - 0.3%
        10,315,000    Verizon Global Funding Corp., 4.00% notes, due 1/15/08                                              10,361,583
Telephone - Integrated - 0.5%
        10,000,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due 7/22/08**          9,932,280
         4,600,000    Sprint Capital Corp., 8.375% notes, due 3/15/12                                                      5,573,719
                                                                                                                          15,505,999
Television - 0.1%
         3,415,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09**                   3,734,183
Textile-Home Furnishings - 0.1%
         2,650,000    Mohawk Industries, Inc., 7.20% notes, due 4/15/12                                                    3,024,617
Transportation - Railroad - 0.2%
                      Canadian National Railway Co.:
         3,840,000      6.25% bonds, due 8/1/34                                                                            4,307,194
         1,910,000      4.25% notes, due 8/1/09                                                                            1,918,064
                                                                                                                           6,225,258
Wireless Equipment - 0.1%
         2,615,000    American Tower Corp., 7.125% senior notes, due 10/15/12 (144A)                                       2,628,075
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $534,422,845)                                                                                555,135,072
------------------------------------------------------------------------------------------------------------------------------------
Warrants/Rights - 0%
Finance - Other Services - 0%
             6,900    Ono Finance PLC - expires 5/31/09 (cost $0) *,**,ss.                                                        90
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.7%
       $11,620,000    Fannie Mae, 2.00%, due 1/15/06#                                                                     11,492,099
        14,518,000    Fannie Mae, 2.125%, due 4/15/06                                                                     14,324,025
        14,545,000    Fannie Mae, 5.50%, due 5/2/06#                                                                      14,932,915
         7,840,000    Fannie Mae, 4.75%, due 1/2/07#                                                                       8,005,698
        25,235,000    Fannie Mae, 5.00%, due 1/15/07                                                                      25,964,165
        12,010,000    Fannie Mae, 3.25%, due 11/15/07                                                                     11,883,619
         4,840,000    Fannie Mae, 2.50%, due 6/15/08#                                                                      4,647,441
         7,715,000    Fannie Mae, 5.25%, due 1/15/09                                                                       8,103,898
         1,650,000    Fannie Mae, 6.375%, due 6/15/09                                                                      1,810,071
         9,129,000    Fannie Mae, 6.25%, due 2/1/11#                                                                      10,006,032
        12,613,000    Fannie Mae, 5.375%, due 11/15/11                                                                    13,428,670
        11,700,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                                   11,547,479
        26,460,000    Freddie Mac, 1.875%, due 2/15/06                                                                    26,098,953
        31,470,000    Freddie Mac, 2.375%, due 4/15/06                                                                    31,141,705
         5,010,000    Freddie Mac, 5.75%, due 4/15/08                                                                      5,318,917
         2,155,000    Freddie Mac, 5.75%, due 3/15/09                                                                      2,308,643
         2,040,000    Freddie Mac, 7.00%, due 3/15/10                                                                      2,317,238
         3,712,000    Freddie Mac, 5.875%, due 3/21/11#                                                                    4,004,090
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $206,119,859)                                                                       207,335,658
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 7.8%
        11,139,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                            13,759,272
        12,230,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                           13,680,882
        16,055,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                            20,282,602
        12,284,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            16,172,169
        17,447,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            20,924,814
        21,045,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                           21,143,658
        15,375,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                           15,300,524
        15,625,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                           16,658,938
        19,705,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                           19,337,837
        18,802,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            20,638,127
         4,960,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             5,450,187
         3,940,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             4,191,636
         5,785,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                             5,838,558
         3,542,000    U.S. Treasury Notes, 8.125%, due 8/15/19#                                                            4,910,512
        13,030,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                           17,929,488
        14,852,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                            17,497,513
         8,736,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                             9,472,419
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $233,720,621)                                                                      243,189,136
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.0%
       339,781,519    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $339,781,519)                                                            339,781,519
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
       $56,200,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $56,203,965
                        collateralized by $337,362,789
                        in U.S. Government Agencies
                        0% - 15.558%, 5/15/07 - 6/16/45; with a
                        value of $57,324,000 (cost $56,200,000)                                                           56,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,792,493,959) - 100%                                                                  $3,101,200,771
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                             $   62,212,299                  2.0%
Canada                                  59,918,209                  1.9
France                                  48,401,653                  1.6
Germany                                  9,126,733                  0.3
Luxembourg                              33,070,084                  1.0
Netherlands                              9,932,280                  0.3
South Korea                             23,187,528                  0.7
Switzerland                             89,620,963                  2.9
United Kingdom                          70,311,167                  2.2
United States++                      2,695,419,855                 87.1

                        Total       $3,101,200,771                  100%
                                    ==============                 ====

++ Includes Short-Term Securities and Other Securities (74.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

                                            Currency Units     Currency Value in       Unrealized
Currency Sold and Settlement Date               Sold                $ U.S.             Gain/(Loss)
----------------------------------------------------------------------------------------------------
British Pound 4/15/05                          9,200,000          $17,276,495           $  (940,975)
British Pound 5/20/05                          8,650,000           16,216,537              (322,735)
Euro 4/15/05                                  18,800,000           24,531,560            (1,082,980)
South Korean Won 5/12/05                   8,125,000,000            7,921,231              (441,694)
South Korean Won 5/27/05                   3,500,000,000            3,412,111              (162,081)
---------------------------------------------------------------------------------------------------
Total                                                             $ 9,357,934           $(2,950,465)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                                $ 527,059,464
--------------------------------------------------------------------------------


Notes to Schedules of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)     Rate is subject to change. Rate shown reflects current rate.
#           Loaned security, a portion or all of the security is on loan as of
            January 31, 2005.
+           The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                       Acquisition      Acquisition                     Value as a %
                                           Date             Cost             Value      of Net Assets
-----------------------------------------------------------------------------------------------------
Janus Balanced Fund
Ono Finance PLC - expires 5/31/09        10/27/99        $     --             90              0%
-----------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.6%
Advertising Agencies - 2.0%
         4,476,850    Interpublic Group of Companies, Inc.*,#                                                         $   58,422,893
Automotive - Cars and Light Trucks - 2.1%
         5,287,551    Tata Motors, Ltd.                                                                                   61,135,984
Automotive - Truck Parts and Equipment - Original - 2.9%
         1,569,575    Lear Corp.                                                                                          84,757,050
Broadcast Services and Programming - 4.1%
         9,489,771    Liberty Media Corp. - Class A*                                                                      99,073,209
         2,000,000    UnitedGlobalCom, Inc. - Class A*,#                                                                  19,540,000
                                                                                                                         118,613,209
Building Products - Cement and Aggregate - 2.6%
         1,408,250    Cemex S.A. de C.V. (ADR)#                                                                           52,781,210
         2,352,455    Gujarat Ambuja Cements, Ltd.                                                                        24,206,226
                                                                                                                          76,987,436
Cable Television - 7.0%
         4,123,930    EchoStar Communications Corp. - Class A                                                            125,821,104
         1,664,423    Liberty Media International, Inc. - Class A*                                                        75,365,073
                                                                                                                         201,186,177
Casino Hotels - 2.4%
         1,127,445    Station Casinos, Inc. #                                                                             69,337,868
Commercial Banks - 0.9%
             2,763    Mitsubishi Tokyo Financial Group, Inc.                                                              26,092,997
Computer Services - 4.2%
         6,918,230    Ceridian Corp.*                                                                                    122,452,671
Computers - 3.8%
         1,430,507    Apple Computer, Inc.*                                                                              110,005,988
Diversified Operations - 4.2%
         2,190,146    Smiths Group PLC**                                                                                  34,761,266
         2,475,785    Tyco International, Ltd. (New York Shares)                                                          89,474,870
                                                                                                                         124,236,136
Electric - Generation - 1.6%
        22,965,407    National Thermal Power Corporation, Ltd.*                                                           45,452,094
Electric - Integrated - 0.2%
           190,250    Duke Energy Corp.#                                                                                   5,096,798
Electronic Components - Semiconductors - 2.0%
         3,641,550    Advanced Micro Devices, Inc.*,#                                                                     57,536,490
Electronic Design Automation - 0.6%
         1,292,370    Cadence Design Systems, Inc.*,#                                                                     17,227,292
Enterprise Software/Services - 3.5%
         3,805,040    Computer Associates International, Inc. #                                                          103,459,038
Finance - Investment Bankers/Brokers - 6.3%
         5,088,941    E*TRADE Financial Corp.*                                                                            69,972,939
         3,067,000    JPMorgan Chase & Co.                                                                               114,491,109
                                                                                                                         184,464,048
Finance - Mortgage Loan Banker - 2.4%
           779,055    Freddie Mac                                                                                         50,864,501
         1,125,370    Housing Development Finance Corporation, Ltd.                                                       20,050,688
                                                                                                                          70,915,189
Financial Guarantee Insurance - 0.9%
           440,610    MBIA, Inc.#                                                                                         26,322,041
Independent Power Producer - 2.0%
         4,750,000    Reliant Energy, Inc.*,#                                                                             59,137,500
Leisure and Recreation Products - 2.0%
        11,447,535    EMI Group PLC**                                                                                     57,163,176
Medical - Biomedical and Genetic - 0.4%
           479,915    Celgene Corp.*                                                                                      13,120,876
Metal Processors and Fabricators - 1.3%
         1,258,314    Bharat Forge, Ltd.                                                                                  39,029,208
Money Center Banks - 2.0%
         7,087,091    ICICI Bank, Ltd.                                                                                    58,540,946
Multi-Line Insurance - 1.1%
         1,200,000    CNA Financial Corp.*,#                                                                              31,728,000
Multimedia - 0.9%
           935,000    Walt Disney Co. #                                                                                   26,769,050
Oil Companies - Exploration and Production - 1.1%
         2,106,875    Magnum Hunter Resources, Inc.*,#                                                                    31,413,506
Oil Companies - Integrated - 3.0%
           864,775    BP PLC (ADR)**                                                                                      51,557,886
         1,150,000    Suncor Energy, Inc. (New York Shares) #                                                             36,800,000
                                                                                                                          88,357,886
Oil Refining and Marketing - 4.4%
         2,399,880    SK Corp.**                                                                                         127,541,160
Paper and Related Products - 0.7%
        10,315,353    Ballarpur Industries, Ltd. (pound)                                                                  20,439,309
Petrochemicals - 3.9%
         9,461,169    Reliance Industries, Ltd.                                                                          115,439,049
Pipelines - 2.0%
         1,409,369    Kinder Morgan Management LLC*,#                                                                     59,531,747
Publishing - Periodicals - 0.6%
         1,474,700    Playboy Enterprises, Inc. - Class B*,(pound)                                                        18,433,750
Reinsurance - 2.9%
            28,061    Berkshire Hathaway, Inc. - Class B*,#                                                               84,017,721
Retail - Discount - 1.1%
         1,954,691    Fred's, Inc.                                                                                        32,193,761
Retail - Major Department Stores - 0.9%
           648,485    J.C. Penney Company, Inc. #                                                                         27,703,279
Soap and Cleaning Preparations - 2.5%
         2,430,961    Reckitt Benckiser PLC**                                                                             72,306,624
Steel - Producers - 2.2%
         7,437,463    Tata Iron and Steel Company, Ltd.                                                                   65,762,472
Super-Regional Banks - 0.5%
           249,580    Wells Fargo & Co.                                                                                   15,299,254
Television - 4.4%
         4,387,022    British Sky Broadcasting Group PLC**                                                                46,750,543
         1,922,083    SBS Broadcasting S.A. (New York Shares)*, (pound)                                                   72,366,424
         1,267,992    Sinclair Broadcast Group, Inc. - Class A#                                                           10,435,574
                                                                                                                         129,552,541
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,904,786,066)                                                                               2,737,182,214
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
       $16,925,000    Ames Department Stores, Inc., 10.00%
                        senior notes, due 4/15/06 (omega),(euro),(beta),(sigma) (cost $7,900,645)                                  0
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Metal Processors and Fabricators - 0%
         29,853   Bharat Forge, Ltd. - expires 8/6/06*, (sigma) (cost $0)                                                          0
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.2%
       182,503,703    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $182,503,703)                                                             182,503,703
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.2%
       $ 6,200,000    Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $6,200,425
                        collateralized by $6,360,076
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $6,324,013 (cost $6,200,000)                                                              6,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,101,390,414) - 100%                                                                  $2,925,885,917
====================================================================================================================================

                        Geographic Summary of Investments
                          January, 31 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                              $   89,474,870               3.0%
Canada                                   36,800,000               1.3
India                                   450,055,976              15.3
Japan                                    26,092,997               0.9
Luxembourg                               72,366,424               2.4
Mexico                                   52,781,210               1.8
South Korea                             127,541,160               4.4
United Kingdom                          262,539,495               9.0
United States++                       1,808,233,785              61.9

Total                                $2,925,885,917             100.0%
                                     ==============             =====

++ Includes Short-Term Securities and Other Securities (55.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

Currency Sold and Settlement Date        Currency Units Sold      Currency Value in $ U.S.      Unrealized Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------
British Pound 4/15/05                             10,200,000            $ 19,154,374                 $    (38,962)
British Pound 5/20/05                            118,500,000             222,157,189                   (2,900,476)
South Korean Won 5/12/05                      71,650,000,000              69,853,069                   (4,771,648)
South Korean Won 5/27/05                      47,650,000,000              46,453,462                   (3,290,178)
----------------------------------------------------------------------------------------------------------------------
Total                                                                   $357,618,094                 $(11,001,264)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                              $ 572,584,358
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)     Rate is subject to change. Rate shown reflects current rate.
(euro)      Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off
            August 21, 2001.
(beta)      Security is illiquid.
#           Loaned security, a portion or all of the security is on loan as of
            January 31, 2005.
+           The security is purchased with the cash collateral received from securities on loan.

(sigma)     Security is fair valued.

                                                                   Value as
                                                                     % of
                                                        Value    Market Value
--------------------------------------------------------------------------------
Bharat Forge, Ltd. - expires 8/6/06                      $0           0.0%
Ames Department Stores, Inc., 10.00% senior notes,
  due 4/15/06                                             0           0.0%
-------------------------------------------------------------------------------
                                                         $0           0.0%

(pound) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Realized      Dividend      Market Value
                                             Shares     Cost         Shares     Cost       Gain/(Loss)     Income        at 1/31/05
                                             -------  -------       --------  --------     -----------    ---------     ------------
Janus Contrarian Fund

Ballarpur Industries, Ltd.                      --     $   --           --     $   --       $   --         $   --      $ 20,439,309

Playboy Enterprises, Inc. - Class B             --         --           --         --           --             --        18,433,750

SBS Broadcasting S.A                            --         --           --         --           --             --        72,366,424
                                             ---------------------------------------------------------------------------------------
                                                --     $   --           --     $   --       $   --         $   --      $111,239,483
------------------------------------------------------------------------------------------------------------------------------------

Janus Core Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.0%
Aerospace and Defense - 2.0%
           223,895    Lockheed Martin Corp.                                                                           $   12,943,370
Agricultural Chemicals - 1.0%
           221,865    Mosaic Co.*                                                                                          3,660,773
            35,115    Potash Corporation of Saskatchewan, Inc. (New York Shares)#                                          2,837,292
                                                                                                                           6,498,065
Audio and Video Products - 0.7%
            34,755    Harman International Industries, Inc.                                                                4,227,946
Automotive - Cars and Light Trucks - 0.5%
            83,310    BMW A.G.**                                                                                           3,510,979
Automotive - Truck Parts and Equipment - Original - 1.2%
           143,375    Lear Corp.                                                                                           7,742,250
Beverages - Non-Alcoholic - 0.8%
           102,080    PepsiCo, Inc.                                                                                        5,481,696
Brewery - 0.5%
            64,600    Anheuser-Busch Companies, Inc.                                                                       3,177,028
Casino Hotels - 0.8%
            83,550    Harrah's Entertainment, Inc.                                                                         5,283,702
Chemicals - Specialty - 1.6%
            15,029    Syngenta A.G.*                                                                                       1,617,340
           399,270    Syngenta A.G. (ADR)*                                                                                 8,584,305
                                                                                                                          10,201,645
Computers - 1.8%
           123,105    IBM Corp.                                                                                           11,500,469
Computers - Peripheral Equipment - 0.6%
            47,630    Lexmark International Group, Inc. - Class A*                                                         3,969,961
Cosmetics and Toiletries - 2.1%
            80,180    Avon Products, Inc.                                                                                  3,385,200
           189,020    Procter & Gamble Co.                                                                                10,061,534
                                                                                                                          13,446,734
Diversified Operations - 11.7%
            78,700    3M Co.                                                                                               6,639,132
           623,800    General Electric Co.                                                                                22,537,894
           342,000    Honeywell International, Inc.                                                                       12,305,160
           676,110    Smiths Group PLC**                                                                                  10,730,992
           638,485    Tyco International, Ltd. (New York Shares)                                                          23,074,847
                                                                                                                          75,288,025
E-Commerce/Services - 1.4%
           382,310    IAC/InterActiveCorp*                                                                                 9,263,371
Electric Products - Miscellaneous - 1.2%
            16,350    Samsung Electronics Company, Ltd.**                                                                  7,892,004
Electronic Components - Semiconductors - 4.4%
           364,710    Intel Corp.                                                                                          8,187,740
           884,570    Texas Instruments, Inc.                                                                             20,530,869
                                                                                                                          28,718,609
Entertainment Software - 0.4%
            43,075    Electronic Arts, Inc.*                                                                               2,771,446
Finance - Credit Card - 0.4%
            48,630    American Express Co.                                                                                 2,594,411
Finance - Investment Bankers/Brokers - 9.3%
           279,500    Citigroup, Inc.                                                                                     13,709,475
            51,305    Goldman Sachs Group, Inc.                                                                            5,533,244
           573,065    JPMorgan Chase & Co.                                                                                21,392,516
           316,315    Merrill Lynch & Company, Inc.                                                                       19,001,042
                                                                                                                          59,636,277
Finance - Mortgage Loan Banker - 2.8%
           136,693    Countrywide Financial Corp.                                                                          5,057,641
           199,980    Freddie Mac                                                                                         13,056,694
                                                                                                                          18,114,335
Financial Guarantee Insurance - 1.0%
           105,845    MGIC Investment Corp.                                                                                6,763,496
Food - Wholesale/Distribution - 0.6%
           103,345    Sysco Corp.                                                                                          3,613,975
Hotels and Motels - 6.2%
            19,970    Four Seasons Hotels, Inc.                                                                            1,536,891
           388,770    Marriott International, Inc. - Class A                                                              24,562,488
           242,085    Starwood Hotels & Resorts Worldwide, Inc.                                                           14,014,300
                                                                                                                          40,113,679
Independent Power Producer - 0.5%
           259,685    Reliant Energy, Inc.*                                                                                3,233,078
Internet Security - 0.4%
           104,000    Symantec Corp.*                                                                                      2,428,400
Machinery - Construction and Mining - 1.2%
         1,023,000    Komatsu, Ltd.                                                                                        7,604,147
Medical - Biomedical and Genetic - 0.9%
           206,555    Celgene Corp.*                                                                                       5,647,214
Medical - Drugs - 4.5%
           115,825    Forest Laboratories, Inc.*                                                                           4,810,212
           179,129    Roche Holding A.G.                                                                                  19,080,969
            74,060    Sanofi-Aventis**,#                                                                                   5,526,938
                                                                                                                          29,418,119
Medical - HMO - 3.9%
           166,020    Aetna, Inc.                                                                                         21,092,841
            50,085    UnitedHealth Group, Inc.                                                                             4,452,557
                                                                                                                          25,545,398
Multimedia - 3.0%
         1,099,150    Time Warner, Inc.*                                                                                  19,784,700
Networking Products - 0.8%
           303,260    Cisco Systems, Inc.*                                                                                 5,470,810
Oil Companies - Integrated - 5.9%
           110,155    BP PLC (ADR)**                                                                                       6,567,441
           402,735    Exxon Mobil Corp.                                                                                   20,781,126
            92,511    Suncor Energy, Inc.                                                                                  2,960,799
            37,829    Total S.A. - Class B**,#                                                                             8,111,779
                                                                                                                          38,421,145
Pharmacy Services - 0.8%
           131,205    Caremark Rx, Inc.*                                                                                   5,130,116
Reinsurance - 1.5%
             3,340    Berkshire Hathaway, Inc. - Class B*                                                                 10,000,327
Retail - Building Products - 0.6%
            93,095    Home Depot, Inc.                                                                                     3,841,100
Retail - Consumer Electronics - 1.7%
           210,600    Best Buy Company, Inc.                                                                              11,328,174
Retail - Discount - 2.2%
           129,105    Target Corp.                                                                                         6,554,661
           149,260    Wal-Mart Stores, Inc.                                                                                7,821,224
                                                                                                                          14,375,885
Retail - Regional Department Stores - 1.0%
           110,280    Federated Department Stores, Inc.                                                                    6,263,904
Retail - Restaurants - 1.1%
           155,230    Yum! Brands, Inc.                                                                                    7,194,911
Semiconductor Components/Integrated Circuits - 0.6%
            54,615    Linear Technology Corp.                                                                              2,061,170
            49,390    Maxim Integrated Products, Inc.                                                                      1,926,704
                                                                                                                           3,987,874
Soap and Cleaning Preparations - 1.8%
           388,640    Reckitt Benckiser PLC**                                                                             11,559,727
Super-Regional Banks - 1.1%
            71,125    Bank of America Corp.                                                                                3,298,066
            75,860    Fifth Third Bancorp                                                                                  3,525,214
                                                                                                                           6,823,280
Telecommunication Equipment - Fiber Optics - 0.5%
           325,140    Corning, Inc.*                                                                                       3,557,032
Transportation - Railroad - 2.4%
           258,397    Canadian National Railway Co. (New York Shares)                                                     15,361,702
Transportation - Services - 1.0%
            41,095    FedEx Corp.                                                                                          3,930,737
            37,115    United Parcel Service, Inc. - Class B                                                                2,771,748
                                                                                                                           6,702,485
Web Portals/Internet Service Providers - 1.8%
           339,420    Yahoo!, Inc.*                                                                                       11,950,978
Wireless Equipment - 2.8%
         1,164,425    Motorola, Inc.                                                                                      18,328,050
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $509,374,031)                                                                                   616,712,029
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Automotive - Cars and Light Trucks - 0.6%
             6,099    Porsche A.G.** (cost $2,550,058)                                                                     3,975,154
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.3%
   $     8,705,405    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $8,705,405)                                                                8,705,405
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.1%
  $     19,900,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $19,901,365
                        collateralized by $20,413,791
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $20,298,042 (cost $19,900,000)                                                           19,900,000
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $540,529,494) - 100%                                                                     $ 649,292,588
====================================================================================================================================

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                                $ 23,074,847                 3.6%
Canada                                   22,696,684                 3.5
France                                   13,638,717                 2.1
Germany                                   7,486,133                 1.1
Japan                                     7,604,147                 1.2
South Korea                               7,892,004                 1.2
Switzerland                              29,282,614                 4.5
United Kingdom                           28,858,160                 4.5
United States++                         508,759,282                78.3

                        Total          $649,292,588                 100%
                                       ============                ====

++ Includes Short-Term Securities and Other Securities (74.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

                                         Currency Units    Currency Value in        Unrealized
Currency Sold and Settlement Date              Sold              $ U.S.             Gain/(Loss)
-----------------------------------------------------------------------------------------------
British Pound 4/15/05                          1,800,000   $    3,380,184    $     (184,104)
British Pound 5/20/05                          5,425,000       10,170,487          (203,590)
Euro 4/15/05                                   7,505,000        9,793,051          (458,598)
South Korean Won 5/12/05                   2,250,000,000        2,193,572          (117,204)
South Korean Won 5/27/05                   1,910,000,000        1,862,038          (107,444)
-----------------------------------------------------------------------------------------------
Total                                                      $   27,399,332    $   (1,070,940)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Core Equity Fund                                               $60,047,734
--------------------------------------------------------------------------------

Notes to Schedules of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of January 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.6%
Advertising Agencies - 0.8%
         1,198,265    Interpublic Group of Companies, Inc.*,#                                                         $   15,637,358
Advertising Sales - 2.6%
         1,171,235    Lamar Advertising Co.*                                                                              50,339,679
Airlines - 1.1%
           451,493    Ryanair Holdings PLC (ADR)*,#                                                                       21,143,417
Apparel Manufacturers - 0.3%
           121,255    Coach, Inc.*                                                                                         6,802,406
Applications Software - 1.2%
           314,705    Citrix Systems, Inc.*                                                                                6,750,422
           425,360    NAVTEQ Corp.                                                                                        16,287,035
                                                                                                                          23,037,457
Athletic Footwear - 0.7%
            52,906    Puma A.G. Rudolf Dassler Sport                                                                      12,999,949
Audio and Video Products - 1.5%
           230,855    Harman International Industries, Inc.                                                               28,083,511
Automotive - Truck Parts and Equipment - Original - 0.7%
           260,450    Lear Corp.                                                                                          14,064,300
Building - Mobile Home and Manufactured Homes - 0.6%
           351,805    Thor Industries, Inc.#                                                                              12,154,863
Building - Residential and Commercial - 1.8%
            43,890    NVR, Inc.*,#                                                                                        34,727,963
Building Products - Air and Heating - 0.9%
           460,590    American Standard Companies, Inc.*                                                                  18,442,024
Cable Television - 1.2%
           726,080    EchoStar Communications Corp. - Class A                                                             22,152,701
Casino Services - 0.2%
           173,110    Scientific Games Corp.-Class A*                                                                      4,452,389
Cellular Telecommunications - 0.9%
           902,730    Nextel Partners, Inc. - Class A*,#                                                                  17,955,300
Commercial Services - 0.1%
            94,977    Iron Mountain, Inc.*,#                                                                               2,678,351
Commercial Services - Finance - 2.9%
           522,455    Jackson Hewitt Tax Service, Inc.                                                                    11,640,297
           224,703    Moody's Corp.#                                                                                      18,825,617
           828,716    Paychex, Inc.                                                                                       25,267,551
                                                                                                                          55,733,465
Computer Services - 0.5%
           171,990    Affiliated Computer Services, Inc. - Class A*,#                                                      9,320,138
Computers - 1.5%
           373,860    Apple Computer, Inc.*                                                                               28,749,834
Computers - Integrated Systems - 0.4%
           298,740    National Instruments Corp.#                                                                          8,167,552
Containers - Metal and Glass - 2.1%
           926,865    Ball Corp.                                                                                          39,595,673
Cruise Lines - 1.0%
           363,690    Royal Caribbean Cruises, Ltd. (New York Shares)#                                                    19,275,570
Disposable Medical Products - 0.4%
           111,750    C.R. Bard, Inc.#                                                                                     7,576,650
Distribution/Wholesale - 0.7%
            83,065    CDW Corp.                                                                                            4,859,303
           210,090    United Stationers, Inc.*,#                                                                           9,120,006
                                                                                                                          13,979,309
Diversified Operations - 0.8%
           339,025    Pentair, Inc.                                                                                       15,025,588
Diversified Operations-Commercial Services - 1.1%
           891,100    Cendant Corp.                                                                                       20,985,405
E-Commerce/Services - 0.3%
            80,250    eBay, Inc.*                                                                                          6,540,375
Electric Products - Miscellaneous - 1.4%
           705,580    AMETEK, Inc.                                                                                        26,953,156
Electronic Components - Miscellaneous - 0.5%
           717,825    Flextronics International, Ltd. (New York Shares)#                                                  10,157,224
Electronic Components - Semiconductors - 3.0%
         1,428,350    Advanced Micro Devices, Inc.*,#                                                                     22,567,929
           248,630    Altera Corp.*,#                                                                                      4,773,696
           665,380    ATI Technologies, Inc. (New York Shares)*,#                                                         11,531,035
           455,405    International Rectifier Corp.*                                                                      17,829,106
                                                                                                                          56,701,766
Electronic Design Automation - 0.5%
           740,670    Cadence Design Systems, Inc.*,#                                                                      9,873,131
Enterprise Software/Services - 0.3%
           369,710    BMC Software, Inc.*,#                                                                                6,222,219
Entertainment Software - 0.6%
           181,835    Electronic Arts, Inc.*                                                                              11,699,264
Fiduciary Banks - 1.3%
           253,462    Investors Financial Services Corp.#                                                                 12,777,019
           300,790    Northern Trust Corp.                                                                                13,126,476
                                                                                                                          25,903,495
Finance - Other Services - 0.8%
            74,910    Chicago Mercantile Exchange Holdings, Inc.#                                                         16,068,195
Financial Guarantee Insurance - 0.3%
           106,640    MGIC Investment Corp.                                                                                6,814,296
Food - Dairy Products - 1.3%
           681,707    Dean Foods Co.*                                                                                     24,016,538
Hospital Beds and Equipment - 0.7%
           222,560    Kinetic Concepts, Inc.*                                                                             14,466,400
Hotels and Motels - 2.9%
           234,490    Marriott International, Inc. - Class A                                                              14,815,078
           696,255    Starwood Hotels & Resorts Worldwide, Inc.                                                           40,306,201
                                                                                                                          55,121,279
Human Resources - 2.0%
           540,525    Manpower, Inc.                                                                                      26,296,542
           402,810    Robert Half International, Inc.                                                                     12,221,255
                                                                                                                          38,517,797
Independent Power Producer - 1.1%
         1,627,525    Reliant Energy, Inc.*,#                                                                             20,262,686
Industrial Automation and Robotics - 0.5%
           164,585    Rockwell Automation, Inc.#                                                                           9,323,740
Instruments - Scientific - 1.8%
           543,437    Fisher Scientific International, Inc.*,#                                                            34,318,047
Insurance Brokers - 0.4%
           220,520    Willis Group Holdings, Ltd.#                                                                         8,529,714
Internet Security - 0.6%
           511,180    Check Point Software Technologies, Ltd. (New York Shares)*,#                                        12,411,450
Investment Management and Advisory Services - 1.8%
           566,865    T. Rowe Price Group, Inc.#                                                                          33,926,870
Leisure and Recreation Products - 0.6%
           268,405    Brunswick Corp.                                                                                     12,378,839
Medical - Biomedical and Genetic - 2.7%
           900,230    Celgene Corp.*                                                                                      24,612,288
           384,380    Invitrogen Corp.*                                                                                   26,410,749
                                                                                                                          51,023,037
Medical - Drugs - 1.4%
           218,975    Elan Corporation PLC (ADR)*,#                                                                        5,896,997
           119,655    Merck KGaA                                                                                           7,923,552
           352,714    Pharmion Corp.*                                                                                     12,789,410
                                                                                                                          26,609,959
Medical - Generic Drugs - 0.5%
           211,770    Barr Pharmaceuticals, Inc.*,#                                                                       10,069,664
Medical - HMO - 0.9%
           300,352    Conventry Health Care, Inc.*,#                                                                      17,090,029
Medical Instruments - 1.8%
           189,155    Intuitive Surgical, Inc.*,#                                                                          7,547,285
           706,540    St. Jude Medical, Inc.*                                                                             27,752,891
                                                                                                                          35,300,176
Medical Products - 2.2%
           116,595    Henry Schein, Inc.*,#                                                                                7,935,456
           210,217    INAMED Corp.*                                                                                       14,547,016
            89,000    Synthes, Inc.*                                                                                      10,199,243
           233,385    Varian Medical Systems, Inc.*                                                                        8,805,616
                                                                                                                          41,487,331
Miscellaneous Manufacturing - 1.1%
         8,504,360    FKI PLC                                                                                             20,210,664
Motion Pictures and Services - 0.2%
            96,715    DreamWorks Animation SKG, Inc. - Class A*,#                                                          3,416,941
Multi-Line Insurance - 0.9%
           556,875    Assurant, Inc.#                                                                                     18,115,144
Oil Companies - Exploration and Production - 4.0%
           515,250    EOG Resources, Inc.                                                                                 38,257,312
           426,045    Murphy Oil Corp.                                                                                    38,037,297
                                                                                                                          76,294,609
Optical Supplies - 0.5%
           115,250    Alcon, Inc. (New York Shares)                                                                        9,127,800
Pipelines - 2.6%
           653,136    Kinder Morgan, Inc.                                                                                 49,011,325
Property and Casualty Insurance - 0.7%
           299,190    W. R. Berkley Corp.                                                                                 14,271,363
Publishing - Newspapers - 0.5%
           124,380    McClatchy Co. - Class A#                                                                             8,697,893
Publishing - Periodicals - 0.4%
           320,115    Dex Media, Inc.                                                                                      7,487,490
Recreational Vehicles - 0.8%
           222,195    Polaris Industries, Inc.#                                                                           14,998,163
Reinsurance - 2.2%
            13,823    Berkshire Hathaway, Inc. - Class B*                                                                 41,387,583
Respiratory Products - 0.8%
           249,795    Respironics, Inc.*                                                                                  14,463,131
Retail - Auto Parts - 1.0%
           279,216    Advance Auto Parts, Inc.*                                                                           12,034,210
            90,965    AutoZone, Inc.*                                                                                      8,118,626
                                                                                                                          20,152,836
Retail - Office Supplies - 1.4%
           801,157    Staples, Inc.#                                                                                      26,229,880
Retail - Restaurants - 1.5%
           615,521    Yum! Brands, Inc.                                                                                   28,529,398
Schools - 2.1%
           393,654    Apollo Group, Inc. - Class A*                                                                       30,779,807
            90,535    Strayer Education, Inc.#                                                                             9,718,932
                                                                                                                          40,498,739
Semiconductor Components/Integrated Circuits - 1.8%
           352,845    Linear Technology Corp.                                                                             13,316,370
           617,665    Marvell Technology Group, Ltd.*,#                                                                   20,660,895
                                                                                                                          33,977,265
Semiconductor Equipment - 1.2%
           258,550    KLA-Tencor Corp.*,#                                                                                 11,957,938
           433,920    Novellus Systems, Inc.*,#                                                                           11,347,008
                                                                                                                          23,304,946
Telecommunication Equipment - 0.3%
           368,520    UTStarcom, Inc.*,#                                                                                   6,054,784
Telecommunication Services - 0.9%
           611,140    Amdocs, Ltd. (New York Shares)*                                                                     18,181,415
Television - 0.9%
           634,593    Univision Communications, Inc. - Class A*                                                           17,330,735
Textile-Home Furnishings - 0.9%
           200,485    Mohawk Industries, Inc.*                                                                            17,744,927
Therapeutics - 2.1%
           366,228    Gilead Sciences, Inc.*                                                                              12,122,147
           236,480    MGI Pharma, Inc.*,#                                                                                  5,365,731
           486,527    Neurocrine Biosciences, Inc.*                                                                       22,258,610
                                                                                                                          39,746,488
Toys - 1.0%
         1,044,122    Marvel Enterprises, Inc.*                                                                           18,648,019
Transportation - Marine - 0.3%
           108,591    Alexander & Baldwin, Inc. #                                                                          4,995,186
Transportation - Railroad - 0.6%
           183,385    Canadian National Railway Co. (New York Shares)                                                     10,902,238
Transportation - Services - 0.7%
           226,860    Expeditors International of Washington, Inc.#                                                       12,735,920
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,164,725,690)                                                                               1,721,382,411
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.2%
       176,340,098    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $176,340,098)                                                            176,340,098
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 1.2%
       $ 7,000,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $7,000,480
                        collateralized by $7,180,731
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $7,140,015                                                                                7,000,000

       $15,300,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $15,301,080
                        collateralized by $91,844,318
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45; with a
                        value of $15,606,000                                                                              15,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $22,300,000)                                                                            22,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,363,365,788) - 100%                                                                  $1,920,022,509
====================================================================================================================================

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                              $   29,190,609                 1.5%
Canada                                   22,433,273                 1.2
Germany                                  20,923,501                 1.1
Ireland                                  27,040,414                 1.4
Israel                                   12,411,450                 0.6
Liberia                                  19,275,570                 1.0
Singapore                                10,157,224                 0.5
Switzerland                               9,127,800                 0.5
United Kingdom                           38,392,079                 2.0
United States ++                      1,731,070,589                90.2

                  Total              $1,920,022,509               100.0%
                                     ==============               =====

++ Includes Short-Term Securities and Other Securities (79.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*           Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of January, 31 2005.
+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                               $176,340,098
--------------------------------------------------------------------------------

Janus Federal Tax-Exempt Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities 99.3%

Arizona - 0.9%
   $     1,000,000    Mesa, Arizona, Street and Highway Revenue, (FGIC Insured), 6.25%, due 7/1/11                    $    1,177,390
Colorado - 11.5%
         2,035,000    Arapahoe County, Colorado, (Cherry Creek School District No. 005), 5.50%, due
                      12/15/09                                                                                             2,264,670
           340,000    Bachelor Gulch, Colorado, Metropolitan District, 6.80%, due 12/1/06                                    344,784
            25,000    Black Hawk, Colorado, Device Tax Revenue, 6.10%, due 12/1/07                                            25,942
            25,000    Black Hawk, Colorado, Device Tax Revenue, 6.00%, due 12/1/11                                            25,670
           475,000    Black Hawk, Colorado, Device Tax Revenue, 6.00%, due 12/1/11                                           509,931
         1,000,000    Castle Rock, Colorado, Golf Enterprise Revenue, 6.50%, due 12/1/16                                   1,049,090
         2,000,000    Colorado Department of Transportation Revenue, (MBIA Insured), Series B,
                      5.00%, due 6/15/11                                                                                   2,221,620
         1,630,000    Colorado Regional Transportation District Sales Tax Revenue, (AMBAC Insured),
                      Series B, 5.25%, due 11/1/12                                                                         1,840,824
         2,000,000    Denver, Colorado, City and County, (Medical Facilities), 5.00%, due 8/1/07                           2,116,700
           465,000    Hyland Hills, Colorado, Metropolitan Parks and Recreation District Special
                      Revenue, Series A, 5.00%, due 12/15/06                                                                 474,026
           500,000    Hyland Hills, Colorado, Metropolitan Parks and Recreation District Special
                      Revenue, Series A, 6.75%, due 12/15/15                                                                 527,905
         1,000,000    Platte River Power Authority, Colorado, Power Revenue, Series EE, 5.375%, due
                      6/1/18                                                                                               1,117,480
           100,000    Telluride, Colorado, Excise Tax Revenue, 5.75%, due 12/1/12                                            107,145
         1,680,000    Westminster, Colorado, Water and Wastewater Utility Enterprise Revenue,
                      (AMBAC Insured), 5.00%, due 12/1/13                                                                  1,880,710
                                                                                                                          14,506,497
Connecticut - 0.9%
         1,000,000    Connecticut State Special Tax Obligation Revenue, (Transportation Infrastructure),
                      (FSA Insured), 5.375%, due 10/1/14                                                                   1,109,240
Florida - 8.4%
         1,585,000    Alachua County, Florida, Public Improvement Revenue, (FSA Insured), 5.00%, due
                      8/1/14                                                                                               1,658,512
         2,000,000    Florida State Board of Education Capital Outlay, Series A, 5.25%, due 6/1/08                         2,141,020
         1,615,000    Florida State University Financial Assistance, (AMBAC Insured), 5.00%, due
                      10/1/10                                                                                              1,779,310
         2,855,000    JEA Electric Systems Revenue, Florida, (FSA-CR Insured), Series B, 3.75%, due
                      10/1/10                                                                                              2,903,421
         2,000,000    Orange County, Florida, School Board, Series A, 5.375%, due 8/1/22                                   2,141,900
                                                                                                                          10,624,163
Georgia - 1.6%
         1,800,000    Atlanta, Georgia, Airport Facilities Revenue, (AMBAC Insured), 6.00%, due
                      1/1/07                                                                                               1,915,416
            60,000    Georgia Municipal Electric Authority Power Revenue, (Escrowed to Maturity),
                      (MBIA Insured), Series Y, 6.50%, due 1/1/17                                                             73,529
                                                                                                                           1,988,945
Illinois - 17.8%
         2,275,000    Central Lake County, Illinois, Joint Action Water Agency, (AMBAC Insured),
                      6.00%, due 2/1/16                                                                                    2,701,085
         1,385,000    Coles and Cumberland County, Illinois, Community Unit School District No. 002,
                      (FGIC Insured), 5.35%, due 2/1/18                                                                    1,506,852
         3,995,000    Cook County, Illinois, (MBIA Insured), Series A, 6.25%, due 11/15/13                                 4,789,205
         1,630,000    Du Page and Will Counties, Illinois, (Community School District No. 204), 6.875%,
                      due 12/30/09                                                                                         1,912,169
         2,050,000    Du Page County, Illinois, (Downer's Grove Community High School District No.
                      099), (FSA Insured), 5.50%, due 12/1/12                                                              2,289,400
         2,000,000    Eastern Illinois University Revenue, (Auxiliary Facilities System), (AMBAC
                      Insured), 5.375%, due 4/1/18                                                                         2,157,900
         1,000,000    Illinois Metropolitan Pier and Exposition Authority, (McCormick Place Expansion
                      Project), 5.375%, due 12/15/17                                                                       1,096,980
         2,000,000    Illinois State, 5.00%, due 8/1/07                                                                    2,117,700
         2,550,000    Kane County, Illinois, Forest Preservation District, (FGIC Insured), 5.00%, due
                      12/30/10                                                                                             2,814,027
         1,070,000    Kendall Kane & Will Counties, Illinois, Community Unit School District No. 308,
                      (FSA Insured), 5.00%, due 10/1/06                                                                    1,115,004
                                                                                                                          22,500,322
Kansas - 4.0%
         2,080,000    Kansas State Development Financial Authority Revenue, (Water Pollution
                      Control), 5.25%, due 11/01/09                                                                        2,293,179
         2,355,000    Wyandotte County Kansas School District No. 500, 5.25%, due 9/1/18                                   2,728,103
                                                                                                                           5,021,282
Massachusetts - 1.8%
         2,000,000    Massachusetts State, (Conservation Lien), Series C, 5.50%, due 11/1/15                               2,312,820
Maine - 1.4%
         1,630,000    Maine Health & Higher Educational Facilities Authority Revenue, Series B, 5.00%
                      due 7/1/21                                                                                           1,764,752
Michigan - 7.4%
         1,000,000    Michigan Municipal Bond Authority, (State Revolving Fund), 5.10%, due 10/1/11                        1,071,300
         2,000,000    Michigan State Building Authority Revenue, Series II, (Facilities Program), 5.00%,
                      due 10/15/07                                                                                         2,128,600
         2,500,000    Michigan State Trunk Line, Series A, 5.50%, due 11/1/18                                              2,855,975
         1,000,000    Taylor, Michigan, Tax Increment Finance Authority, (FSA Insured), 5.50%, due
                      5/1/15                                                                                               1,120,180
         2,000,000    Walled Lake, Michigan, Consolidated School District, (MBIA Insured), 5.50%, due
                      5/1/10                                                                                               2,136,880
                                                                                                                           9,312,935
Minnesota - 2.8%
            40,000    Minneapolis, Minnesota, Metropolitan Council, (St. Paul Metropolitan Area Sewer),
                      Series A, 5.00%, due 12/1/07                                                                            42,712
         3,000,000    Minnesota Public Facilities Authority Water Pollution Control Revenue, Series B,
                      5.25%, due 3/1/15                                                                                    3,445,290
                                                                                                                           3,488,002
Missouri - 0.9%
         1,000,000    Joplin, Missouri, Industrial Development Authority Revenue, (Catholic Health
                      Initiatives-A), 5.50%, due 12/1/07                                                                   1,078,820
New Hampshire - 1.5%
         1,745,000    New Hampshire Sate Park System Revenue, (AMBAC Insured), 5.00%, due 2/1/12                           1,925,503
New Jersey - 1.0%
         1,000,000    New Jersey Turnpike Authority Revenue, (FSA Insured), Series C, 6.50%, due
                      1/1/16                                                                                               1,222,810
New York - 8.0%
         1,000,000    New York City Educational Construction Fund Revenue, Series A, 5.00%, due
                      4/1/23                                                                                               1,077,570
         1,000,000    New York City, New York, Series G, 5.00%, due 8/1/05                                                 1,014,690
         1,000,000    New York City, New York, Transitional Financial Authority Revenue, (Future Tax
                      Secured), (MBIA-IBC Insured), Series B, 5.50%, due 2/1/11                                            1,132,710
         1,545,000    New York Metropolitan Transportation Authority Revenue, Series A, 5.50%, due
                      11/15/17                                                                                             1,757,237
         2,265,000    New York State Dorm Authority Revenue, (Leake & Watts Services Inc.), 5.00%,
                      due 7/1/21                                                                                           2,444,796
         1,000,000    New York State Dormitory Authority Revenue, (State University Educational
                      Facilities), Series A, 5.50%, due 5/15/19                                                            1,158,390
         1,345,000    St. Lawrence County, New York, Industrial Development Civic Facilities Revenue,
                      (St. Lawrence University Project), (MBIA Insured), Series A, 5.375%, due 7/1/18                      1,456,998
                                                                                                                          10,042,391
North Carolina - 1.8%
         1,000,000    Durham County, North Carolina, (Public Improvement Bonds), Series B, 5.00%, due
                      4/1/19                                                                                               1,085,010
         1,015,000    Greenville, North Carolina, Combined Enterprise System Revenue, (FSA Insured),
                      6.00%, due 9/1/16                                                                                    1,233,194
                                                                                                                           2,318,204
Ohio - 1.9%
         1,000,000    Cincinnati, Ohio, Water System Revenue, 5.00%, due 12/1/16                                           1,073,280
         1,185,000    Euclid, Ohio, (Various Purpose General Obligation Bonds), 5.00%, due 12/1/16                         1,286,472
                                                                                                                           2,359,752
Oklahoma - 1.4%
           500,000    McGee Creek, Oklahoma, Authority Water Revenue, (MBIA Insured), 6.00%, due
                      1/1/23                                                                                                 608,720
         1,000,000    Tulsa, Oklahoma, Industrial Authority Revenue, (University of Tulsa), (MBIA
                      Insured), Series A, 6.00%, due 10/1/16                                                               1,172,330
                                                                                                                           1,781,050
Oregon - 1.3%
         1,370,000    Lane County, Oregon, School District No. 052, 6.25%, due 6/15/17                                     1,586,186
Pennsylvania - 1.8%
         2,110,000    Montgomery County, Pennsylvania, 5.375%, due 7/15/12                                                 2,328,364
South Carolina - 2.0%
         1,400,000    Myrtle Beach, South Carolina, Hospital Fee Revenue, (FGIC Insured), Series A,
                      5.00%, due 6/1/36                                                                                    1,462,524
         1,000,000    Spartanburg County, South Carolina, School District No. 007, (SCSDE Insured),
                      5.00%, due 3/1/16                                                                                    1,120,140
                                                                                                                           2,582,664
Tennessee - 0.8%
            70,000    Tennessee State Prerefunded, Series A, 5.00%, due 5/1/05                                                70,519
           930,000    Tennessee State Unrefunded Balance, Series A, 5.00%, due 5/1/05                                        936,686
                                                                                                                           1,007,205
Texas - 9.3%
         2,000,000    Abilene, Texas, Independent School District, (PSF-GTD Insured), 5.00%, due
                      2/15/17                                                                                              2,183,620
         1,520,000    Clint, Texas, Independent School District, (PSF-GTD Insured), 6.00%, due
                      2/15/14                                                                                              1,754,521
         1,000,000    Harris County, Texas, 5.125%, due 10/1/13                                                            1,073,990
           715,000    Houston Texas Water and Sewer System Revenue, (Refunded Capital Appreciation),
                      (FSA Insured), Series A, 0%, due 12/1/27                                                               240,519
           285,000    Houston Texas Water and Sewer System Revenue, (Unrefunded Balance Capital
                      Appreciation), (FSA Insured), Series A, 0%, due 12/1/27                                                 93,967
         2,000,000    Houston, Texas, Water Conveyance System Contract Certificates of Participation,
                      (AMBAC Insured), Series J, 6.25%, due 12/15/15                                                       2,450,820
         1,610,000    Mansfield, Texas, Independent School District, (PSF-GTD Insured), 6.00%, due
                      2/15/11                                                                                              1,859,357
         2,000,000    Texas State Water Development, 5.45%, due 8/1/15                                                     2,128,320
                                                                                                                          11,785,114
Utah - 1.9%
         1,000,000    Salt Lake City, Utah, Municipal Building Authority Lease Revenue, (AMBAC
                      Insured), 5.20%, due 10/15/20                                                                        1,077,780
         1,195,000    Utah State Board of Regents Auxiliary System and Student Fee Revenue, (Salt Lake
                      Community College), (FSA Insured), 5.50%, due 6/1/15                                                 1,333,130
                                                                                                                           2,410,910
Virginia - 2.9%
         3,500,000    Virginia State, 5.125%, due 6/1/15                                                                   3,633,140
Washington - 4.3%
         2,000,000    King County, Washington, School District No. 210 Federal Way, 5.75%, 12/1/12                         2,323,520
         1,725,000    Washington State, Series B, 5.50%, due 5/1/18                                                        1,955,960
         1,000,000    Washington State, Series C, 5.50%, due 7/1/13                                                        1,142,250
                                                                                                                           5,421,730
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities (total cost $122,049,875)                                                                     125,290,191
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Securities - 0.7%
Minnesota - 0.3%
           400,000    Minnesota State Higher Education Facilities Authority, (St. Olaf College), Variable
                      Rate), Series Five-M2, 1.84%, 10/1/20                                                                  400,000
South Carolina - 0.4%
           500,000    Piedmont, South Carolina, Municipal Power Agency Electric Revenue,Subseries B-1,
                      Variable Rate, 1.82%, 1/1/34                                                                           500,000

------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Securities (total cost $900,000)                                                                  900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $122,949,875) - 100%                                                                       126,190,191
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedules of Investments (unaudited)

AMBAC       American Municipal Bond Assurance Corp.

FGIC        Financial Guaranty Insurance Co.

FSA         Financial Security Assurance, Inc.

FSA-CR      Financial Security Assurance, Inc. - Custodial Receipts

MBIA        Municipal Bond Investors Assurance Corp.

MBIA-IBC    Municipal Bond Investors Assurance Corp. - Insured Bond Certificates

PSF-GTD     Public School Fund - Guaranteed

SCSDE       South Carolina School District Enhancement

Janus Flexible Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 51.5%
Advertising Agencies - 0.3%
        $1,500,000    Interpublic Group of Companies, Inc., 5.40% notes, due 11/15/09                                 $    1,505,759
         1,900,000    Interpublic Group of Companies, Inc., 6.25% notes, due 11/15/14                                      1,917,206
                                                                                                                           3,422,965
Aerospace and Defense - 0.2%
         2,750,000    Northrop Grumman Corp., 4.079% notes, due 11/16/06                                                   2,767,179
Agricultural Operations - 0.5%
         5,500,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                           5,518,189
Automotive - Cars and Light Trucks - 0.2%
         2,000,000    General Motors Corp., 7.20% notes, due 1/15/11                                                       2,006,840
Brewery - 0.9%
         1,725,000    Anheuser-Busch Companies, Inc., 5.95% debentures, due 1/15/33                                        1,917,220
         1,250,000    Anheuser-Busch Companies, Inc., 6.00% bonds, due 11/1/41                                             1,371,301
         2,825,000    Coors Brewing Co., 6.375% company guaranteed notes, due 5/15/12                                      3,114,024
         2,650,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                                  2,780,475
         2,000,000    SABMiller PLC, 6.625% bonds, due 8/15/33 (144A)                                                      2,315,644
                                                                                                                          11,498,664
Building - Residential and Commercial - 0.2%
         2,000,000    D.R. Horton, Inc., 4.875% notes, due 1/15/10                                                         2,008,586
         1,000,000    KB Home, 5.75% senior notes, due 2/1/14                                                              1,011,609
                                                                                                                           3,020,195
Cable Television - 1.3%
         6,250,000    Comcast Cable Communications, Inc., 6.20% notes, due 11/15/08                                        6,701,556
         4,500,000    Comcast Corp., 5.85% company guaranteed notes, due 1/15/10                                           4,802,535
         3,900,000    Cox Communications, Inc., 4.625% notes, due 1/15/10 (144A)                                           3,883,406
                                                                                                                          15,387,497
Cellular Telecommunications - 0.8%
         3,750,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                       4,073,438
         1,350,000    Nextel Communications, Inc., 7.375% senior notes, due 8/1/15                                         1,488,375
         3,800,000    Rogers Wireless Communications, Inc., 5.525% secured notes, due 12/15/10 (144A)(omega)               3,999,500
                                                                                                                           9,561,313
Chemicals - Diversified - 0.2%
         1,950,000    Yara International ASA, 5.25% notes, due 12/15/14 (144A)**                                           1,974,747
Chemicals - Specialty - 0.3%
         2,000,000    Lubrizol Corp., 5.50% senior notes, due 10/1/14                                                      2,052,596
         1,250,000    Lubrizol Corp., 6.50% debentures, due 10/1/34                                                        1,346,946
                                                                                                                           3,399,542
Commercial Banks - 1.7%
         4,250,000    BB&T Corp., 5.20% subordinated notes, due 12/23/15                                                   4,375,251
         2,250,000    Hudson United Bank, 7.00% subordinated notes, due 5/15/12                                            2,524,793
         1,950,000    Sovereign Bank, 4.00% deposit notes, due 2/1/08                                                      1,949,936
         5,500,000    Sovereign Bank, 5.125% subordinated notes, due 3/15/13                                               5,558,261
         4,250,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                                 4,203,726
         1,600,000    Zions Bancorporation, 6.00% subordinated notes, due 9/15/15                                          1,716,280
                                                                                                                          20,328,247
Computers - 0.2%
         3,000,000    IBM Corp., 2.375% notes, due 11/1/06                                                                 2,949,522
Computers - Peripheral Equipment - 0%
         4,250,000    Candescent Technologies Corp., 8.00% convertible senior
                      subordinated debentures, due 5/1/03 (144A)(omega),(delta),(sigma),ss.                                        0
         2,750,000    Candescent Technologies Corp., 8.00% convertible senior
                      subordinated debentures, due 5/1/03 (144A)(omega),(delta1),(sigma),ss.                                       0
Consumer Products - Miscellaneous - 1.1%
         7,750,000    Dial Corp., 7.00% senior notes, due 8/15/06**                                                        8,164,834
         5,000,000    Dial Corp., 6.50% senior notes, due 9/15/08                                                          5,387,500
                                                                                                                          13,552,334
Containers - Metal and Glass - 2.0%
         2,500,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                            2,662,500
         2,500,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09                   2,703,125
         2,000,000    Owens-Brockway Glass Container, Inc., 7.75% company guaranteed notes, due 5/15/11                    2,150,000
         5,250,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                                5,538,750
        11,135,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                               11,608,237
                                                                                                                          24,662,612
Cosmetics and Toiletries - 1.0%
         5,500,000    Gillette Co., 4.125% senior notes, due 8/30/07(omega)                                                5,558,966
         6,000,000    Procter & Gamble Co., 4.75% notes, due 6/15/07                                                       6,165,366
                                                                                                                          11,724,332
Cruise Lines - 0.2%
         1,750,000    Royal Caribbean Cruises, Ltd., 6.875% senior notes, due 12/1/13                                      1,903,125
Data Processing and Management - 0.3%
         3,750,000    Fiserv, Inc., 3.00% notes, due 6/27/08                                                               3,625,451
Diversified Financial Services - 0.6%
         1,500,000    General Electric Capital Corp., 3.50% notes, due 5/1/08                                              1,483,421
         3,250,000    General Electric Capital Corp., 3.75% notes, due 12/15/09                                            3,193,944
         2,650,000    General Electric Capital Corp., 4.375% notes, due 11/21/11                                           2,632,067
                                                                                                                           7,309,432
Diversified Operations - 1.6%
         1,900,000    Hutchison Whampoa International, Ltd., 5.45% company guaranteed notes, due 11/24/10(144A)            1,973,908
         4,000,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                        4,116,428
         7,000,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06**                          7,206,597
         2,000,000    Tyco International Group S.A., 6.125% company guaranteed notes, due 11/1/08**                        2,139,800
         3,750,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                       4,145,378
                                                                                                                          19,582,111
Electric - Generation - 0.6%
         6,250,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A) (omega), ss.                    6,953,125
           800,000    Texas Genco Holdings, Inc., 6.875% senior notes, due 12/15/14 (144A)                                   828,000
                                                                                                                           7,781,125
Electric - Integrated - 5.5%
         1,900,000    Alabama Power Co., 3.50% senior notes, due 11/15/07                                                  1,885,053
         2,000,000    CenterPoint Energy, Inc., 5.875% senior notes, due 6/1/08                                            2,085,980
         2,000,000    CenterPoint Energy, Inc., 6.85% senior notes, due 6/1/15                                             2,228,088
         1,250,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                                    1,323,438
         3,000,000    Consumers Energy Co., 4.40% first mortgage notes, due 8/15/09 (144A)                                 3,007,782
         2,775,000    Dominion Resources, Inc., 5.125% senior notes, due 12/15/09                                          2,858,944
         8,500,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                     8,332,677
         4,500,000    Monongahela Power Co., 6.70% first mortgage notes, due 6/15/14 (144A)                                5,000,792
         2,000,000    NiSource, Inc., 3.628% debentures, due 11/1/06                                                       1,991,544
         1,450,000    Northern States Power Co., 2.875% first mortgage notes, due 8/1/06                                   1,434,212
         1,785,000    Pacific Gas and Electric Co., 4.80% first mortgage notes, due 3/1/14                                 1,788,320
         1,000,000    Public Service Company of Colorado, 6.875% senior notes, due 7/15/09                                 1,103,467
         4,500,000    Southern California Edison Co., 7.625% notes, due 1/15/10                                            5,163,633
         2,500,000    Southern California Edison Co., 6.00% first mortgage notes, due 1/15/34                              2,738,170
         3,000,000    Southern California Edison Co., 5.75% first mortgage notes, due 4/1/35                               3,164,928
         3,500,000    Southwestern Public Service Co., 5.125% senior notes, due 11/1/06                                    3,579,258
         5,500,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                          5,684,337
         3,800,000    TXU Corp., 4.80% notes, due 11/15/09 (144A)                                                          3,784,340
         1,800,000    TXU Corp., 5.55% notes, due 11/15/14 (144A)                                                          1,797,950
         1,800,000    TXU Corp., 6.50% notes, due 11/15/24 (144A)                                                          1,836,277
         3,725,000    TXU Energy Co., 7.00% senior notes, due 3/15/13                                                      4,194,547
         2,000,000    Xcel Energy, Inc., 7.00% senior notes, due 12/1/10                                                   2,256,270
                                                                                                                          67,240,007
Electronic Components - Semiconductors - 0.7%
         4,200,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12 (144A)                                 4,189,500
         2,250,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11                                      2,390,625
         2,250,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14                                      2,427,188
                                                                                                                           9,007,313

Fiduciary Banks - 0.4%
         5,000,000    Bank of New York Company, Inc., 3.625% senior notes, due 1/15/09                                     4,925,580
Finance - Auto Loans - 1.4%
         2,750,000    Ford Motor Credit Co., 4.95% senior notes, due 1/15/08                                               2,727,027
         3,000,000    Ford Motor Credit Co., 7.375% notes, due 10/28/09                                                    3,194,522
         1,750,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13                                                      1,844,442
         6,500,000    General Motors Acceptance Corp., 6.125% notes, due 9/15/06                                           6,606,378
         2,500,000    General Motors Acceptance Corp., 5.85% senior unsubordinated notes, due 1/14/09                      2,485,043
                                                                                                                          16,857,412
Finance - Commercial - 1.1%
         3,200,000    Caterpillar Financial Services Corp., 2.35% notes, due 9/15/06                                       3,139,728
         6,250,000    Caterpillar Financial Services Corp., 3.10% notes, due 5/15/07                                       6,173,600
         3,800,000    CIT Group, Inc., 3.65% senior notes, due 11/23/07                                                    3,772,705
                                                                                                                          13,086,033
Finance - Consumer Loans - 1.2%
         7,750,000    Household Finance Corp., 4.625% notes, due 1/15/08                                                   7,898,560
         2,750,000    John Deere Capital Corp., 3.625% notes, due 5/25/07                                                  2,738,445
         2,750,000    John Deere Capital Corp., 3.375% senior notes, due 10/1/07                                           2,721,540
         1,750,000    SLM Corp., 5.31% notes, due 1/31/14(omega)                                                           1,775,270
                                                                                                                          15,133,815
Finance - Credit Card - 0.2%
         2,750,000    Capital One Bank, 5.75% notes, due 9/15/10                                                           2,910,251
Finance - Investment Bankers/Brokers - 0.7%
         3,100,000    Goldman Sachs Group, Inc., 5.125% notes, due 1/15/15                                                 3,138,232
         5,750,000    Jefferies Group, Inc., 5.50% senior notes, due 3/15/16                                               5,802,003
                                                                                                                           8,940,235
Finance - Other Services - 0.2%
         1,800,000    Athena Neuro Financial LLC, 7.25% company guaranteed notes, due 2/21/08                              1,854,000
Food - Diversified - 1.9%
         1,250,000    Del Monte Corp., 9.25% company guaranteed notes, due 5/15/11                                         1,387,500
         2,000,000    Del Monte Corp., 8.625% senior subordinated notes, due 12/15/12(omega)                               2,222,500
           950,000    Del Monte Corp., 6.75% senior subordinated notes, due 2/15/15 (144A)                                   959,500
         7,000,000    General Mills, Inc., 3.875% notes, due 11/30/07                                                      6,988,919
         1,025,000    General Mills, Inc., 6.00% notes, due 2/15/12                                                        1,114,266
         8,500,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                         8,223,494
         1,750,000    Kellogg Co., 6.60% notes, due 4/1/11                                                                 1,962,566
                                                                                                                          22,858,745
Food - Retail - 0.2%
         1,950,000    Kroger Co., 4.95% senior notes, due 1/15/15                                                          1,942,229
Foreign Government - 0.9%
         2,000,000    China Development Bank, 4.75% notes, due 10/8/14                                                     1,976,354
         1,950,000    Republic of Panama, 7.25% notes, due 3/15/15                                                         1,993,875
         4,500,000    United Mexican States, 4.625% notes, due 10/8/08                                                     4,545,000
         2,250,000    United Mexican States, 6.625% notes, due 3/3/15                                                      2,439,000
                                                                                                                          10,954,229
Funeral Services and Related Items - 0%
           284,000    Service Corporation International, 6.00% notes, due 12/15/05                                           288,260
Gas - Distribution - 0.7%
         3,750,000    Atmos Energy Corp., 4.95% notes, due 10/15/14                                                        3,734,314
         3,750,000    Southwest Gas Corp., 7.625% senior notes, due 5/15/12                                                4,353,926
                                                                                                                           8,088,240
Hotels and Motels - 0.4%
         5,000,000    Starwood Hotels & Resorts Worldwide, Inc., 6.75% notes, due 11/15/05                                 5,106,250
Independent Power Producer - 0.6%
         4,250,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                               4,760,000
         2,800,000    Reliant Energy, Inc., 6.75% secured notes, due 12/15/14                                              2,730,000
                                                                                                                           7,490,000
Investment Management and Advisory Services - 0.3%
         3,500,000    Franklin Resources, Inc., 3.70% notes, due 4/15/08                                                   3,480,859
Leisure, Recreation and Gaming - 0.2%
         2,750,000    Hard Rock Hotel, Inc., 8.875% notes, due 6/1/13                                                      3,025,000

Life and Health Insurance - 0.9%
         3,500,000    Americo Life, Inc., 7.875% notes, due 5/1/13 (144A)ss.                                               3,761,086
         5,200,000    StanCorp Financial Group, Inc., 6.875% senior notes, due 10/1/12                                     5,745,402
         1,900,000    Stingray Pass-Through Trust, 5.902% pass through certificates, due 1/12/15 (144A)                    1,916,091
                                                                                                                          11,422,579
Machine Tools and Related Products - 0.7%
         7,500,000    Kennametal, Inc., 7.20% senior notes, due 6/15/12                                                    8,464,388
Medical - Biomedical and Genetic - 0.3%
         3,800,000    Amgen, Inc., 4.00% senior notes, due 11/18/09 (144A)                                                 3,778,534
Medical - Drugs - 0.2%
         2,250,000    Elan Corporation PLC, 7.75% senior notes, due 11/15/11 (144A)**                                      2,351,250
Medical - HMO - 0.9%
         1,000,000    Coventry Health Care, Inc., 5.875% senior notes, due 1/15/12 (144A)                                  1,015,000
         2,000,000    Coventry Health Care, Inc., 6.125% senior notes, due 1/15/15 (144A)                                  2,030,000
         4,500,000    UnitedHealth Group, Inc., 3.30% senior notes, due 1/30/08                                            4,419,482
         3,000,000    WellPoint Health Networks, Inc., 6.375% notes, due 6/15/06                                           3,112,383
                                                                                                                          10,576,865
Medical - Nursing Homes - 0.5%
           750,000    Genesis HealthCare Corp., 8.00% senior subordinated notes, due 10/15/13                                810,000
         5,000,000    Manor Care, Inc., 6.25% company guaranteed notes, due 5/1/13                                         5,389,580
                                                                                                                           6,199,580
Medical Instruments - 0.3%
         3,750,000    Boston Scientific Corp., 4.25% notes, due 1/12/11                                                    3,719,468
Medical Products - 0.1%
         1,000,000    Fresenius Medical Care Capital Trust IV, 7.875% company guaranteed notes, due 6/15/11                1,105,000
Metal - Diversified - 0.6%
         7,000,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                               7,910,000
Metal Processors and Fabricators - 0.2%
         2,500,000    Precision Castparts Corp., 5.60% company guaranteed notes, due 12/15/13                              2,564,788
Motorcycle and Motor Scooter Manufacturing - 0.2%
         2,750,000    Harley-Davidson, Inc., 3.625% notes, due 12/15/08 (144A)                                             2,723,650
Multimedia - 1.1%
         2,750,000    Corus Entertainment, Inc., 8.75% senior subordinated notes, due 3/1/12                               2,987,188
         6,000,000    News America, Inc., 6.625% senior notes, due 1/9/08                                                  6,428,862
         3,750,000    Time Warner, Inc., 6.125% company guaranteed notes, due 4/15/06                                      3,863,565
                                                                                                                          13,279,615
Music - 0.1%
         1,550,000    WMG Holdings Corp., 6.905% senior notes, due 12/15/11 (144A)(omega)                                  1,565,500
Mutual Insurance - 0.2%
         1,950,000    Nationwide Mutual Insurance Co., 5.81% notes, due 12/15/24 (144A)(omega)                             2,002,344
Non-Hazardous Waste Disposal - 0.4%
         4,475,000    Waste Management, Inc., 7.375% senior notes, due 8/1/10                                              5,111,524
Oil Companies - Exploration and Production - 1.9%
         8,000,000    Anadarko Petroleum Corp., 3.25% notes, due 5/1/08                                                    7,835,191
         6,250,000    Devon Energy Corp., 2.75% senior notes, due 8/1/06                                                   6,159,931
         1,000,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                                   1,133,750
         3,750,000    Kerr-McGee Corp., 6.95% company guaranteed notes, due 7/1/24                                         4,238,734
         1,080,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                           1,233,900
           500,000    Pemex Project Funding Master Trust, 6.125% company guaranteed notes, due 8/15/08                       525,250
           500,000    Pemex Project Funding Master Trust, 8.625% company guaranteed notes, due 2/1/22(omega)                 593,750
         1,150,000    Tengizchevroil LLP, 6.124% company guaranteed notes, due 11/15/14 (144A)**                           1,160,063
                                                                                                                          22,880,569
Oil Companies - Integrated - 1.4%
         5,750,000    ChevronTexaco Capital Co., 3.50% company guaranteed notes, due 9/17/07                               5,744,048
         3,950,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                            4,098,125
         4,200,000    Occidental Petroleum Corp., 5.875% senior notes, due 1/15/07                                         4,368,042
         3,250,000    Occidental Petroleum Corp., 4.25% notes, due 3/15/10                                                 3,243,354
                                                                                                                          17,453,569
Oil Field Machinery and Equipment - 0.2%
         3,000,000    Cooper Cameron Corp., 2.65% senior notes, due 4/15/07                                                2,912,337

Oil Refining and Marketing - 0.4%
         2,000,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14 (144A)                          2,049,414
           750,000    Enterprise Products Operating L.P., 6.65% senior notes, due 10/15/34 (144A)                            810,513
         1,250,000    Enterprise Products Operating L.P., Series B, 6.375% company guaranteed notes, due 2/1/13            1,355,271
                                                                                                                           4,215,198
Paper and Related Products - 0.1%
           500,000    Boise Cascade LLC, 5.535% senior notes, due 10/15/12 (144A)(omega)                                     513,750
           750,000    Boise Cascade LLC, 7.125% senior subordinated notes, due 10/15/14 (144A)                               785,625
                                                                                                                           1,299,375
Physician Practice Management - 0.1%
           750,000    US Oncology, Inc., 9.00% senior notes, due 8/15/12 (144A)                                              813,750
Pipelines - 1.9%
         2,000,000    Duke Capital LLC, 5.668% notes, due 8/15/14                                                          2,079,252
         1,000,000    El Paso Corp., 7.875% notes, due 6/15/12                                                             1,040,000
         1,950,000    Energy Transfer Partners L.P., 5.95% senior notes, due 2/1/15 (144A)                                 1,998,578
         3,375,000    Kaneb Pipe Line Operating Partnership L.P., 5.875% senior notes, due 6/1/13                          3,542,464
         3,142,733    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18(144A)(omega)                  3,211,433
         3,750,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                                     3,817,444
         3,850,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                          3,758,497
         3,750,000    Plains All American Pipeline L.P., 5.625% senior notes, due 12/15/13                                 3,891,480
                                                                                                                          23,339,148
Printing - Commercial - 0.2%
         2,000,000    R. R. Donnelley & Sons Co., 3.75% notes, due 4/1/09                                                  1,965,880
Property and Casualty Insurance - 1.0%
         3,750,000    Kingsway America, Inc., 7.50% senior notes, due 2/1/14                                               3,984,806
         2,650,000    NYMAGIC, Inc., 6.50% senior notes, due 3/15/14                                                       2,573,664
         4,900,000    Ohio Casualty Corp., 7.30% notes, due 6/15/14                                                        5,339,908
                                                                                                                          11,898,378
Publishing - Periodicals - 0.4%
         1,475,000    Dex Media East LLC, 12.125% company guaranteed notes, due 11/15/12                                   1,766,313
         1,709,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                            1,937,578
         1,250,000    Dex Media, Inc., 8.00% notes, due 11/15/13                                                           1,328,125
                                                                                                                           5,032,016
Radio - 0.1%
         1,244,000    XM Satellite Radio Holdings, Inc., 12.00% secured notes, due 6/15/10                                 1,467,920
Reinsurance - 0.4%
         1,950,000    Berkshire Hathaway Finance Corp., 4.85% senior notes, due 1/15/15 (144A)                             1,966,928
         2,500,000    Berkshire Hathaway, Inc., 4.625% company guaranteed notes, due 10/15/13                              2,506,587
                                                                                                                           4,473,515
Retail - Apparel and Shoe - 0.4%
         5,000,000    Gap, Inc., 6.90% notes, due 9/15/07                                                                  5,350,000
Retail - Discount - 0.2%
         2,500,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                              2,792,198
Retail - Drug Store - 0.1%
         1,000,000    Rite Aid Corp., 7.625% senior notes, due 4/15/05                                                     1,007,500
Rubber - Tires - 0.1%
         1,250,000    Goodyear Tire & Rubber Co., 8.50% notes, due 3/15/07                                                 1,325,000
Savings/Loan/Thrifts - 0.5%
           750,000    Chevy Chase Bank FSB, 6.875% subordinated notes, due 12/1/13                                           772,500
         3,650,000    Webster Bank, 5.875% subordinated notes, due 1/15/13                                                 3,846,523
         1,000,000    Webster Capital Trust II, 10.00% company guaranteed notes, due 4/1/27                                1,166,381
                                                                                                                           5,785,404
Special Purpose Banks - 0.3%
         3,800,000    Rabobank Capital Funding Trust II, 5.26% bonds, due 12/31/49 (144A)                                  3,896,873
Special Purpose Entity - 0.9%
           700,000    Affinia Group, Inc., 9.00% company guarantee, due 11/30/14 (144A)                                      721,000
         6,000,000    Glencore Funding LLC, 6.00% company guaranteed notes, due 4/15/14 (144A)                             5,828,646
         4,500,000    OneAmerica Financial Partners, 7.00% bonds, due 10/15/33 (144A)                                      4,953,533
                                                                                                                          11,503,179
Super-Regional Banks - 0.2%
         2,000,000    U.S. Bancorp, 2.75% senior notes, due 3/30/06                                                        1,982,500

Telecommunication Services - 0.1%
         1,150,000    Cincinnati Bell Telephone Co., 6.30% company guaranteed notes, due 12/1/28                           1,055,125
Telephone - Integrated - 1.2%
         3,000,000    BellSouth Corp., 4.75% notes, due 11/15/12                                                           3,026,226
           750,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14                                   766,875
         7,500,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due 7/22/08**          7,449,210
         2,750,000    SBC Communications, Inc., 4.125% notes, due 9/15/09                                                  2,730,387
           380,000    Telecom Italia Capital, 4.95% company guaranteed notes, due 9/30/14 (144A)**                           375,841
                                                                                                                          14,348,539
Television - 0.6%
         2,250,000    Univision Communications, Inc., 3.50% company guaranteed notes, due 10/15/07                         2,215,836
         5,000,000    Univision Communications, Inc., 3.875% company guaranteed notes, due 10/15/08                        4,944,625
                                                                                                                           7,160,461
Theaters - 0.2%
         2,250,000    AMC Entertainment, Inc., 9.875% senior subordinated notes, due 2/1/12                                2,430,000
Transportation - Marine - 0.3%
         3,250,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13                                   3,315,000
Transportation - Railroad - 0.2%
         2,500,000    CSX Corp., 4.875% notes, due 11/1/09                                                                 2,555,558
Transportation - Services - 0.3%
         3,500,000    FedEx Corp., 2.65% notes, due 4/1/07                                                                 3,416,700
Veterinary Diagnostics - 0.2%
         2,250,000    Vicar Operating, Inc., 9.875% company guaranteed notes, due 12/1/09                                  2,455,313
Wireless Equipment - 0.1%
         1,750,000    American Tower Corp., 7.125% senior notes, due 10/15/12 (144A)                                       1,758,750
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $619,767,036)                                                                                627,828,720
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.9%
Automotive - Truck Parts and Equipment - Original - 0.3%
EUR      2,450,000    TRW Automotive, Inc., 10.125% senior notes, due 2/15/13**                                            3,752,574
Cable Television - 0.3%
EUR      2,500,000    Telenet Communications N.V., 9.00% senior notes, due 12/15/13 (144A)**                               3,658,068
Drug Delivery Systems - 0.3%
EUR      2,750,000    Fresenius Finance B.V., 7.75% company guaranteed notes, due 4/30/09 (144A)**                         3,907,370
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $8,955,304)                                                                                     11,318,012
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Finance - Other Services - 0.2%
            38,250    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                  2,218,883
REIT - Diversified - 0.2%
            96,600    iStar Financial, Inc., 7.875%                                                                        2,521,260
Savings/Loan/Thrifts - 0.3%
           139,550    Chevy Chase Bank FSB, 8.00%                                                                          4,012,062
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $8,236,022)                                                                                    8,752,205
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Telephone - Integrated - 0%
             2,700    Versatel Telecom B.V. - expires 5/15/08*, **, (sigma), (beta)   (cost $0)                                    0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 17.5%
       $48,575,000    Fannie Mae, 3.25%, due 11/15/07                                                                     48,063,845
         6,970,000    Fannie Mae, 4.00%, due 9/2/08#                                                                       6,971,220
        12,720,000    Fannie Mae, 6.25%, due 2/1/11#                                                                      13,942,023
        18,750,000    Fannie Mae, 5.50%, due 3/15/11                                                                      20,060,438
         4,321,307    Fannie Mae (MBS), 6.00%, due 6/1/17                                                                  4,525,143
         9,933,227    Fannie Mae (MBS), 5.00%, due 8/1/19                                                                 10,099,290
         5,825,000    Fannie Mae (MBS), 4.50%, due 2/1/20                                                                  5,821,307
         3,535,000    Fannie Mae, 6.625%, due 11/15/30                                                                     4,362,038
         3,882,000    Fannie Mae (MBS), 7.00%, due 2/1/32                                                                  4,116,133
        11,275,988    Fannie Mae (MBS), 5.50%, due 2/1/33**                                                               11,504,977
         7,765,000    Fannie Mae (MBS), 5.00%, due 2/1/33                                                                  7,745,588
         2,333,772    Fannie Mae (MBS), 5.00%, due 4/1/34                                                                  2,329,699
         3,836,519    Fannie Mae (MBS), 5.00%, due 4/1/34                                                                  3,836,953
        10,431,475    Fannie Mae (MBS), 6.00%, due 7/1/34                                                                 10,811,112
         1,940,425    Fannie Mae (MBS), 5.50%, due 11/1/34                                                                 1,977,335
         9,995,139    Fannie Mae (MBS), 5.50%, due 12/1/34                                                                10,185,264
         7,026,520    Fannie Mae (MBS), 5.00%, due 12/1/34                                                                 7,014,256
        14,730,000    Freddie Mac, 2.75%, due 8/15/06                                                                     14,598,682
         2,056,774    Freddie Mac (MBS), 6.00%, due 11/1/34                                                                2,125,079
         2,435,745    Freddie Mac (MBS), 6.00%, due 12/1/34                                                                2,516,636
        11,670,000    Freddie Mac (MBS), 5.00%, due 2/1/35                                                                11,651,771
         7,765,000    Ginnie Mae (MBS), 5.50%, due 2/1/35                                                                  7,963,978
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $212,607,381)                                                                       212,222,767
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 18.1%
        13,960,000    U.S. Treasury Notes, 2.625%, due 11/15/06#                                                          13,814,397
        16,305,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                            16,065,512
        46,150,000    U.S. Treasury Notes, 3.00%, due 2/15/08**, #                                                        45,573,125
        11,345,000    U.S. Treasury Notes, 3.50%, due 11/15/09#                                                           11,258,143
         8,675,475    U.S. Treasury Notes, 0.875%, due 4/15/10#, (pi)                                                      8,550,765
         6,975,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             7,420,472
        21,567,733    U.S. Treasury Notes, 2.00%, due 1/15/14**, (pi)                                                     22,313,330
        13,520,000    U.S. Treasury Notes, 4.25%, due 11/15/14#                                                           13,644,641
        10,092,724    U.S. Treasury Notes, 1.625%, due 1/15/15(pi)                                                        10,071,439
         4,275,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                             5,400,693
        20,800,000    U.S. Treasury Bonds, 7.25%, due 8/15/22**, #                                                        27,383,678
        12,590,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            15,099,640
         4,544,471    U.S. Treasury Bonds, 2.375%, due 1/15/25(pi)                                                         4,889,210
         8,430,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                            10,413,023
         7,665,000    U.S. Treasury Bonds, 5.375%, due 2/15/31**, #                                                        8,574,322
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $215,238,491)                                                                      220,472,390
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.7%
       106,145,325    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $106,145,325)                                                             106,145,325
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
     $  32,000,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $32,002,258
                        collateralized by $192,092,691
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45; with a
                        value of $32,640,000 (cost $32,000,000)                                                           32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,202,949,559) - 100%                                                                  $1,218,739,419
====================================================================================================================================

Schedule of Futures Contracts
As of January 31, 2005.

Financial Futures - Short
397 Contracts  U.S. Treasury - 10-year Note
        expires March 2005,
        principal amount $44,321,297, value $44,569,453
        cumulative appreciation ...............................    $(248,156)

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities

Barbados                           $    1,903,125                  0.1%
Belgium                                 3,658,068                  0.3
Bermuda                                 3,315,000                  0.3
Canada                                 12,730,736                  1.0
Cayman Islands                          3,889,999                  0.3
China                                   1,976,354                  0.2
Ireland                                 2,351,250                  0.2
Luxembourg                             19,144,107                  1.6
Mexico                                  6,984,000                  0.6
Netherlands                            11,356,580                  0.9
Norway                                  1,974,747                  0.1
Panama                                  1,993,875                  0.2
United Kingdom                          2,315,644                  0.2
United States++                     1,145,145,934                 94.0

                  Total            $1,218,739,419                100.0%
                                   ==============                =====

++ Includes Short-Term Securities and Other Securities (82.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

                                       Currency       Currency Value     Unrealized
Currency Sold and Settlement Date     Units Sold         in $ U.S.       Gain/(Loss)
------------------------------------------------------------------------------------
Euro 4/15/05                          8,190,000        $10,686,887       $(543,343)
------------------------------------------------------------------------------------
Total                                                  $10,686,887       $(543,343)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Income Fund                                         $ 206,868,583
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A        Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.
MBS         Mortgage Backed Security
PLC         Public Limited Company
REIT        Real Estate Investment Trust
*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)     Rate is subject to change. Rate shown reflects current rate.
(delta)     Security is a defaulted security with accrued interest in the amount of $170,000 that was written-off December 10, 2001.
(delta1)    Security is a defaulted security with accrued interest in the amount of $110,000 that was written-off December 10, 2001.
(pi)        Security is a U.S. Treasury Inflation-Protected Security (TIPS).
(beta)      Security is illiquid.
#           Loaned security, a portion or all of the security is on loan as of
            January 31, 2005.
+           The security is purchased with the cash collateral received from securities on loan.

(sigma)     Schedule of Fair Valued Securities

                                                                                        Value as a %
                                                                      Value            of Market Value
------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund

Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)        --                0.0%

Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)        --                0.0%

Versatel Telecom B.V. - expires 5/15/08 ............................     --                0.0%
------------------------------------------------------------------------------------------------------
                                                                       $ --                0.0%
------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's trustees.

ss.   Schedule of Restricted and Illiquid Securities

                                                       Acquisition        Acquisition                         Value as a %
                                                           Date              Cost              Value        of Market Value
-----------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                           3/12/04 - 7/13/04     $ 6,228,644      $ 6,953,125          0.6%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                            4/25/03 - 5/21/03       3,476,535        3,761,086          0.3%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03(144A)(sigma)                                  4/17/98            4,250,000               --          0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03(144A) (sigma)                                  3/6/00            2,200,000               --          0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                                              $16,155,179      $10,714,211          0.9%
--------------------------------------------------------------------------------------------------------------------------------

The Fund has registered rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

The interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

Effective February 28, 2005, Janus Flexible Income Fund will change its name to Janus Flexible Bond Fund and add to its investment policy to state that at least 80% of its net assets (plus borrowings for investment purposes) will be invested in bonds.

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.9%
Advertising Sales - 0.5%
         1,562,717    Lamar Advertising Co.*                                                                          $   67,165,577
Aerospace and Defense - 3.7%
         3,457,255    Boeing Co.#                                                                                        174,937,103
           561,910    General Dynamics Corp.#                                                                             58,017,208
         4,264,555    Lockheed Martin Corp.                                                                              246,533,924
                                                                                                                         479,488,235
Apparel Manufacturers - 0.7%
         5,848,713    Burberry Group PLC**                                                                                44,125,404
           747,405    Coach, Inc.*                                                                                        41,929,421
                                                                                                                          86,054,825
Applications Software - 0.2%
           758,140    NAVTEQ Corp.                                                                                        29,029,181
Athletic Footwear - 0.2%
           362,455    NIKE, Inc. - Class B                                                                                31,399,477
Automotive - Cars and Light Trucks - 0.2%
           641,696    BMW A.G.**                                                                                          27,043,344
Automotive - Truck Parts and Equipment - Original - 0.2%
           425,460    Autoliv, Inc.#                                                                                      20,060,439
Beverages - Non-Alcoholic - 0.5%
         1,126,880    PepsiCo, Inc.                                                                                       60,513,456
Building - Mobile Home and Manufactured Homes - 0.3%
         1,150,005    Winnebago Industries, Inc.#                                                                         39,663,672
Building - Residential and Commercial - 1.1%
         1,099,110    D.R. Horton, Inc.#                                                                                  43,722,596
            79,180    NVR, Inc.*,#                                                                                        62,651,175
           578,090    Ryland Group, Inc.#                                                                                 37,500,698
                                                                                                                         143,874,469
Building and Construction Products - Miscellaneous - 1.0%
         3,465,880    Masco Corp.#                                                                                       127,544,384
Cable Television - 6.4%
        26,868,716    Comcast Corp. - Special Class A*                                                                   849,320,113
Casino Hotels - 0.1%
           256,365    Las Vegas Sands Corp.*,#                                                                            11,126,241
Chemicals - Specialty - 0.6%
           827,650    Ecolab, Inc.#                                                                                       27,850,423
           700,850    Sigma-Aldrich Corp.#                                                                                44,048,422
                                                                                                                          71,898,845
Commercial Banks - 0.8%
             6,077    Mitsubishi Tokyo Financial Group, Inc.**                                                            57,389,484
           507,640    UBS A.G.**,#                                                                                        41,311,743
                                                                                                                          98,701,227
Commercial Services - Finance - 1.3%
         5,421,537    Paychex, Inc.                                                                                      165,302,663
Computer Services - 0.5%
         3,422,415    Ceridian Corp.*                                                                                     60,576,746
Computers - 0.6%
           401,380    Dell, Inc.*                                                                                         16,761,629
           912,285    Research In Motion, Ltd. (New York Shares)*                                                         65,036,797
                                                                                                                          81,798,426
Containers - Metal and Glass - 0.4%
         1,158,500    Ball Corp.                                                                                          49,491,120
Containers - Paper and Plastic - 0.2%
           776,715    Bemis Company, Inc.#                                                                                22,524,735
Cosmetics and Toiletries - 1.3%
         3,186,730    Procter & Gamble Co.                                                                               169,629,638
Cruise Lines - 0.8%
         1,850,880    Carnival Corp. (New York Shares)#                                                                  106,610,688
Dental Supplies and Equipment - 0.5%
         1,518,787    Patterson Companies, Inc.*,#                                                                        70,745,098
Distribution/Wholesale - 0.2%
         3,611,000    Esprit Holdings, Ltd.                                                                               20,879,255
Diversified Minerals - 1.4%
         6,070,255    Companhia Vale do Rio Doce (ADR)#                                                                  183,625,214
Diversified Operations - 6.3%
         1,744,590    3M Co.#                                                                                            147,173,612
         3,896,065    Honeywell International, Inc.#                                                                     140,180,419
         1,120,670    Illinois Tool Works, Inc.                                                                           97,475,877
           996,965    Pentair, Inc.#                                                                                      44,185,489
         2,629,429    Smiths Group PLC**                                                                                  41,733,419
        10,194,295    Tyco International, Ltd. (New York Shares)#                                                        368,421,821
                                                                                                                         839,170,637
Diversified Operations-Commercial Services - 0.5%
         2,365,410    ARAMARK Corp.- Class B                                                                              61,477,006
E-Commerce/Products - 1.5%
         4,419,870    Amazon.com, Inc.*,#                                                                                191,026,781
E-Commerce/Services - 1.3%
         1,321,082    eBay, Inc.*                                                                                        107,668,183
         2,810,680    IAC/InterActiveCorp*,#                                                                              68,102,776
                                                                                                                         175,770,959
Electronic Components - Semiconductors - 1.0%
         1,075,475    Intel Corp.                                                                                         24,144,414
         4,370,135    Texas Instruments, Inc.                                                                            101,430,833
                                                                                                                         125,575,247
Fiduciary Banks - 1.0%
         3,342,620    Bank of New York Company, Inc.                                                                      99,309,240
           727,518    Northern Trust Corp.                                                                                31,748,886
                                                                                                                         131,058,126
Finance - Credit Card - 0.7%
         3,564,600    MBNA Corp.                                                                                          94,747,068
Finance - Investment Bankers/Brokers - 0.6%
           255,945    Citigroup, Inc.                                                                                     12,554,102
         1,153,425    Merrill Lynch & Company, Inc.                                                                       69,286,240
                                                                                                                          81,840,342
Financial Guarantee Insurance - 1.1%
           694,615    MBIA, Inc.#                                                                                         41,496,300
         1,595,532    MGIC Investment Corp.#                                                                             101,954,495
                                                                                                                         143,450,795
Food - Confectionary - 0.3%
           554,550    Wm. Wrigley Jr. Company                                                                             39,034,775
Food - Dairy Products - 0.2%
           761,950    Dean Foods Co.*                                                                                     26,843,499
Food - Retail - 0.5%
           676,920    Whole Foods Market, Inc.#                                                                           60,530,186
Food - Wholesale/Distribution - 1.6%
         5,938,515    Sysco Corp.#                                                                                       207,669,870
Human Resources - 0.3%
         1,449,605    Robert Half International, Inc.                                                                     43,981,016
Independent Power Producer - 0.2%
         2,202,585    Reliant Energy, Inc.*,#                                                                             27,422,183
Industrial Automation and Robotics - 0.3%
           651,725    Rockwell Automation, Inc.                                                                           36,920,221
Instruments - Scientific - 0.3%
           704,836    Fisher Scientific International, Inc.*,#                                                            44,510,393
Insurance Brokers - 0.1%
           211,455    Willis Group Holdings, Ltd.#                                                                         8,179,079
Internet Security - 0.2%
         1,046,195    McAfee, Inc.*                                                                                       27,044,141
Life and Health Insurance - 0.6%
         1,874,900    AFLAC, Inc.                                                                                         74,077,299
Machine Tools and Related Products - 0.3%
           736,720    Kennametal, Inc.#                                                                                   36,055,077
Medical - Biomedical and Genetic - 0.2%
           808,610    Celgene Corp.*                                                                                      22,107,397
Medical - HMO - 0.5%
           671,370    UnitedHealth Group, Inc.                                                                            59,684,793
Medical Instruments - 0.8%
           833,305    Medtronic, Inc.                                                                                     43,740,179
         1,523,450    St. Jude Medical, Inc.*,#                                                                           59,841,116
                                                                                                                         103,581,295
Medical Products - 3.9%
           560,655    Henry Schein, Inc.*,#                                                                               38,158,179
         2,455,695    Johnson & Johnson                                                                                  158,883,467
         3,632,398    Stryker Corp.#                                                                                     178,496,038
           387,811    Synthes, Inc.*                                                                                      44,442,455
         1,250,015    Varian Medical Systems, Inc.*,#                                                                     47,163,066
           514,885    Zimmer Holdings, Inc.*,#                                                                            40,598,682
                                                                                                                         507,741,887
Metal Processors and Fabricators - 0.5%
         1,007,385    Precision Castparts Corp.#                                                                          70,819,166
Multi-Line Insurance - 1.3%
         2,536,355    American International Group, Inc.                                                                 168,134,973
Multimedia - 6.4%
        46,724,439    Time Warner, Inc.*                                                                                 841,039,902
Networking Products - 4.8%
        33,403,950    Cisco Systems, Inc.*                                                                               602,607,258
           735,945    Juniper Networks, Inc.*                                                                             18,494,298
                                                                                                                         621,101,556
Oil - Field Services - 0.9%
         1,628,005    Schlumberger, Ltd. (New York Shares)**,#                                                           110,769,460
Oil and Gas Drilling - 0.4%
         1,239,395    Transocean, Inc.*,#                                                                                 54,533,380
Oil Companies - Exploration and Production - 0.8%
         1,254,330    Apache Corp.#                                                                                       68,260,638
           406,955    EOG Resources, Inc.#                                                                                30,216,409
                                                                                                                          98,477,047
Oil Companies - Integrated - 0.3%
         1,106,100    Suncor Energy, Inc. (New York Shares)                                                               35,395,200
Optical Supplies - 1.4%
         2,313,420    Alcon, Inc. (New York Shares)**                                                                    183,222,864
Pharmacy Services - 1.0%
         3,455,860    Caremark Rx, Inc.*,#                                                                               135,124,126
Property and Casualty Insurance - 0.7%
         1,935,670    W. R. Berkley Corp.                                                                                 92,331,459
Reinsurance - 2.2%
                58    Berkshire Hathaway, Inc. - Class A*,#                                                                5,214,200
            45,366    Berkshire Hathaway, Inc. - Class B*                                                                135,830,794
         1,120,030    PartnerRe, Ltd.#                                                                                    70,976,301
         1,447,200    RenaissanceRe Holdings, Ltd.#                                                                       72,663,912
                                                                                                                         284,685,207
Retail - Apparel and Shoe - 1.4%
           768,960    Abercrombie & Fitch Co. - Class A                                                                   38,540,275
         2,607,030    Foot Locker, Inc.                                                                                   70,181,248
         3,355,425    Gap, Inc.#                                                                                          73,852,904
                                                                                                                         182,574,427
Retail - Building Products - 0.4%
           829,510    Lowe's Companies, Inc.                                                                              47,273,775
Retail - Consumer Electronics - 0.6%
         1,537,990    Best Buy Company, Inc.                                                                              82,728,482
Retail - Discount - 0.6%
           795,294    Costco Wholesale Corp.                                                                              37,593,547
           723,375    Wal-Mart Stores, Inc.                                                                               37,904,850
                                                                                                                          75,498,397
Retail - Drug Store - 2.9%
         8,971,435    Walgreen Co.#                                                                                      382,272,845
Retail - Major Department Stores - 0.4%
         1,085,430    J.C. Penney Company, Inc.                                                                           46,369,570
Retail - Office Supplies - 0.6%
         2,416,255    Staples, Inc.                                                                                       79,108,189
Retail - Restaurants - 2.9%
        10,405,085    McDonald's Corp.                                                                                   337,020,703
           877,685    Outback Steakhouse, Inc.#                                                                           40,417,394
                                                                                                                         377,438,097
Schools - 0.8%
         1,132,475    Apollo Group, Inc. - Class A*,#                                                                     88,548,220
           205,445    Strayer Education, Inc.#                                                                            22,054,521
                                                                                                                         110,602,741
Semiconductor Components/Integrated Circuits - 9.4%
        14,504,545    Linear Technology Corp.#                                                                           547,401,528
        17,766,945    Maxim Integrated Products, Inc.(pound)                                                             693,088,525
                                                                                                                       1,240,490,053
Soap and Cleaning Preparations - 0.6%
         2,608,355    Reckitt Benckiser PLC**                                                                             77,583,040
Telecommunication Equipment - Fiber Optics - 0.9%
        11,072,470    Corning, Inc.*,#                                                                                   121,132,822
Television - 2.5%
         4,083,342    British Sky Broadcasting Group PLC**                                                                43,514,360
        10,178,137    Univision Communications, Inc. - Class A*,#                                                        277,964,922
                                                                                                                         321,479,282
Therapeutics - 0.4%
         1,396,505    Gilead Sciences, Inc.*                                                                              46,224,316
Transportation - Railroad - 0.3%
           582,015    Canadian National Railway Co. (New York Shares)                                                     34,600,792
Transportation - Services - 1.4%
         2,471,205    United Parcel Service, Inc. - Class B                                                              184,549,589
Web Portals/Internet Service Providers - 0.7%
         2,585,540    Yahoo!, Inc.*,#                                                                                     91,036,863
Wireless Equipment - 1.4%
        11,924,455    Nokia Oyj (ADR)**                                                                                  182,205,672
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,018,130,017)                                                                              12,622,370,432
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bond - 0.3%
Advertising Sales - 0.3%
     $  36,420,000    Lamar Advertising Co., 2.875%
                        senior notes, due 12/31/10 (cost $36,768,243)                                                     39,879,900
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.7%
       355,705,678    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $355,705,678)                                                             355,705,678
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
       $10,000,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $10,000,686
                        collateralized by $10,258,187
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $10,200,021 (cost $10,000,000)                                                           10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,420,603,938) - 100%                                                                 $13,027,956,010
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                             $   541,120,368                4.2%
Brazil                                  183,625,214                1.4
Canada                                  135,032,789                1.1
Cayman Islands                           54,533,380                0.4
Finland                                 182,205,672                1.4
Germany                                  27,043,344                0.2
Japan                                    57,389,484                0.5
Netherlands                             110,769,460                0.9
Panama                                  106,610,688                0.8
Switzerland                             224,534,607                1.7
United Kingdom                          206,956,223                1.6
United States ++                     11,198,134,781               85.8

Total                               $13,027,956,010              100.0%
                                    ===============              =====

++ Includes Short-Term Securities and Other Securities (83.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

--------------------------------------------------------------------------------
Currency Sold and               Currency          Currency          Unrealized
Settlement Date               Units Sold    Value in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05         19,300,000      $  36,243,081       $    (96,808)
British Pound 5/20/05         13,200,000         24,746,624           (487,664)
Euro 3/4/05                    8,500,000         11,083,183            (54,008)
Euro 4/15/05                  37,000,000         48,280,198         (1,452,165)
Japanese Yen 3/4/05        1,200,000,000         11,625,999             77,387
Japanese Yen 4/15/05         585,000,000          5,686,752           (331,081)
Swiss Franc 4/15/05           15,800,000         13,352,218           (202,473)
--------------------------------------------------------------------------------
Total                                         $ 151,018,055       $ (2,546,812)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

New York Shares Securities of foreign companies trading on the New York Stock Exchange

PLC         Public Limited Company

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency Contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                        $1,158,635,114
--------------------------------------------------------------------------------

(pound) Affiliated Transactions

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the quarter ended January 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                        Purchases                   Sales                  Realized       Dividend     Market Value
                                    Shares      Cost        Shares          Cost          Gain/(Loss)     Income        at 1/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund
Maxim Integrated Products, Inc.        --         --      2,419,765    $43,440,862       $62,238,827    $1,865,380     $693,088,525
------------------------------------------------------------------------------------------------------------------------------------

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.6%
Diagnostic Equipment - 1.9%
           685,675    Cytyc Corp.*                                                                                    $   17,176,158
           164,860    Gen-Probe, Inc.*                                                                                     8,046,817
                                                                                                                          25,222,975
Dialysis Centers - 1.1%
           367,635    Renal Care Group, Inc.*,#                                                                           14,028,952
Diversified Operations - 1.5%
           542,105    Tyco International, Ltd. (New York Shares)                                                          19,591,675
Drug Delivery Systems - 1.6%
           965,522    Andrx Corp.*,#                                                                                      21,087,000
Hospital Beds and Equipment - 1.7%
           343,430    Kinetic Concepts, Inc.*                                                                             22,322,950
Instruments - Scientific - 2.6%
           545,960    Fisher Scientific International, Inc.*                                                              34,477,374
Medical - Biomedical and Genetic - 13.7%
           551,900    Amgen, Inc.*                                                                                        34,350,256
           192,819    Biogen Idec, Inc.*                                                                                  12,525,522
         1,081,425    Celgene Corp.*                                                                                      29,566,160
         1,070,066    Fibrogen, Inc.*,(sigma), ss.                                                                         4,868,800
           468,955    Genentech, Inc.*                                                                                    22,373,843
           609,305    Genzyme Corp.*                                                                                      35,467,645
           457,985    Invitrogen Corp.*,#                                                                                 31,468,149
           561,404    Nektar Therapeutics*,#                                                                               9,459,657
                                                                                                                         180,080,032
Medical - Drugs - 23.7%
           280,275    Abbott Laboratories                                                                                 12,617,981
         1,151,400    Chugai Pharmaceutical Company, Ltd. **                                                              18,185,565
           928,235    Cubist Pharmaceuticals, Inc.* ,#                                                                    10,600,444
           837,830    Elan Corporation PLC (ADR)*,**,#                                                                    22,562,762
           262,130    Eli Lilly and Co.                                                                                   14,217,931
           594,275    K-V Pharmaceutical Co. - Class A*,#                                                                 12,212,351
         1,738,005    Ligand Pharmaceuticals, Inc. - Class B*,#                                                           18,092,632
           227,902    Merck KGaA**                                                                                        15,091,667
           505,565    Novartis A.G.**                                                                                     24,246,702
           456,410    Pharmion Corp.*                                                                                     16,549,427
           319,294    Roche Holding A.G.**                                                                                34,011,459
           662,100    Sankyo Company, Ltd. **                                                                             14,751,733
           338,979    Sanofi-Aventis**                                                                                    25,297,268
           908,935    Schering-Plough Corp.                                                                               16,869,834
           393,005    Shire Pharmaceuticals Group PLC (ADR)**,#                                                           13,755,175
           260,700    Takeda Pharmaceutical Company, Ltd. **                                                              12,398,086
           535,675    Valeant Pharmaceuticals International**                                                             13,375,805
           448,605    Wyeth                                                                                               17,778,216
                                                                                                                         312,615,038
Medical - Generic Drugs - 3.2%
           422,745    Barr Pharmaceuticals, Inc.*                                                                         20,101,524
           283,175    Eon Labs, Inc.*,#                                                                                    7,266,271
           981,662    IVAX Corp.*,#                                                                                       14,754,380
                                                                                                                          42,122,175
Medical - HMO - 9.2%
           290,085    Aetna, Inc.                                                                                         36,855,299
           358,710    Conventry Health Care, Inc.*                                                                        20,410,599
           446,080    PacifiCare Health Systems, Inc.*,#                                                                  27,447,302
           412,105    UnitedHealth Group, Inc.                                                                            36,636,135
                                                                                                                         121,349,335
Medical - Nursing Homes - 1.0%
           364,190    Manor Care, Inc.                                                                                    12,582,765
Medical Instruments - 3.1%
           519,405    Boston Scientific Corp.*                                                                            17,171,529
           591,910    St. Jude Medical, Inc.*                                                                             23,250,225
                                                                                                                          40,421,754
Medical Products - 9.9%
           369,960    Baxter International, Inc.                                                                          12,489,850
           324,775    INAMED Corp.*                                                                                       22,474,430
           399,390    Johnson & Johnson                                                                                   25,840,533
           705,160    PSS World Medical, Inc.*,#                                                                           8,849,758
         1,404,157    Smith & Nephew PLC**                                                                                13,745,211
           272,480    Stryker Corp.                                                                                       13,389,667
           117,775    Synthes, Inc.*                                                                                      13,496,807
           244,620    Zimmer Holdings, Inc.*                                                                              19,288,287
                                                                                                                         129,574,543
Optical Supplies - 1.4%
           236,390    Alcon, Inc. (New York Shares)**                                                                     18,722,088
Pharmacy Services - 2.7%
           899,765    Caremark Rx, Inc.*                                                                                  35,180,812
Therapeutics - 10.3%
           609,805    Amylin Pharmaceuticals, Inc.*,#                                                                     13,665,730
           695,075    Cypress Bioscience, Inc.*,#                                                                          9,491,249
           491,111    DOV Pharmaceutical, Inc.* ,#                                                                         8,014,932
         1,027,450    Gilead Sciences, Inc.*                                                                              34,008,594
           290,160    Medicines Co.*,#                                                                                     7,982,302
         1,030,225    MGI Pharma, Inc.*,#                                                                                 23,375,805
           834,605    Nabi Biopharmaceuticals*,#                                                                          10,774,751
           306,310    Neurocrine Biosciences, Inc.*                                                                       14,013,683
           493,380    Onyx Pharmaceuticals, Inc.*,#                                                                       14,327,755
                                                                                                                         135,654,801
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $875,537,642)                                                                                 1,165,034,269
------------------------------------------------------------------------------------------------------------------------------------

Other Securities - 8.8%
       116,167,167    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $116,167,167)                                                            116,167,167
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.5%
       $32,700,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $32,702,244
                        collateralized by $33,544,270
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $33,354,069 (cost $32,700,000)                                                           32,700,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 0.1%
                      Credit Suisse First Boston, Inc.
           900,000      2.50%, 2/1/05 (cost $900,000)                                                                        900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,025,304,809) - 100%                                                                  $1,314,801,436
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                  Value        % of Investment Securities

Bermuda                             $   19,591,675                   1.5%
France                                  25,297,268                   1.9
Germany                                 15,091,667                   1.1
Ireland                                 22,562,762                   1.7
Japan                                   45,335,384                   3.4
Switzerland                             76,980,249                   5.8
United Kingdom                          27,500,386                   2.0
United States++                      1,082,442,045                  82.6

Total                               $1,314,801,436                 100.0%
                                    ==============                 =====

++Includes Short-Term Securities and Other Securities (70.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

--------------------------------------------------------------------------------
Currency Sold and                 Currency           Currency         Unrealized
Settlement Date                 Units Sold    Value in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05            2,400,000      $   4,506,912      $     (9,168)
British Pound 5/20/05            3,525,000          6,608,473            (7,932)
Euro 4/15/05                    19,200,000         25,053,508          (435,803)
Japanese Yen 3/4/05            725,000,000          7,024,041           (12,911)
Japanese Yen 4/15/05         1,465,000,000         14,241,183          (362,615)
Swiss Franc 4/15/05             34,200,000         28,901,637          (253,201)
--------------------------------------------------------------------------------
Total                                           $  86,335,754      $ (1,081,630)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(sigma) Schedule of Fair Valued Securities

                                                                  Value as a %
                                                    Value        of Market Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.                                   $ 4,868,800                0.4%
--------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency Contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                     $311,654,655
--------------------------------------------------------------------------------

ss. Schedule of Restricted and Illiquid Securities

------------------------------------------------------------------------------------------------------------------------------------
                                                             Acquisition        Acquisition                           Value as a %
                                                                Date               Cost             Value           of Market Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.(sigma)                                        12/28/2004         $ 4,868,800       $ 4,868,800             0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.9%
Advertising Agencies - 2.6%
           477,665    Interpublic Group of Companies, Inc.*,#                                                           $  6,233,528
Beverages - Wine and Spirits - 1.3%
           231,087    Diageo PLC**                                                                                         3,153,425
Brewery - 1.4%
            96,763    Heineken N.V.                                                                                        3,312,298
Broadcast Services and Programming - 2.6%
            40,570    Grupo Televisa S.A. (ADR)                                                                            2,386,733
           372,475    Liberty Media Corp. - Class A*                                                                       3,888,639
                                                                                                                           6,275,372
Cable Television - 1.2%
            60,745    EchoStar Communications Corp. - Class A                                                              1,853,330
            22,348    Liberty Media International, Inc. - Class A*                                                         1,011,917
                                                                                                                           2,865,247
Chemicals - Specialty - 1.0%
            22,672    Syngenta A.G.*                                                                                       2,439,839
Diversified Operations - 6.9%
           573,028    Smiths Group PLC**                                                                                   9,094,908
           221,655    Tyco International, Ltd. (New York Shares)                                                           8,010,612
                                                                                                                          17,105,520
Diversified Operations-Commercial Services - 0.3%
           225,098    Rentokil Initial PLC**                                                                                 645,333
E-Commerce/Services - 3.6%
           359,565    IAC/InterActiveCorp*,#                                                                               8,712,260
Electronic Components - Miscellaneous - 1.8%
           172,336    Koninklijke (Royal) Philips Electronics N.V.                                                         4,506,427
Electronic Design Automation - 2.2%
            98,860    Cadence Design Systems, Inc.*                                                                        1,317,804
           237,850    Synopsys, Inc.*                                                                                      4,043,450
                                                                                                                           5,361,254
Finance - Investment Bankers/Brokers - 3.2%
           209,765    JPMorgan Chase & Co.                                                                                 7,830,527
Food - Diversified - 1.5%
            13,644    Nestle S.A.                                                                                          3,581,765
Health Care Cost Containment - 2.5%
           175,830    McKesson Corp.                                                                                       6,064,377
Home Decoration Products - 1.8%
            84,304    Hunter Douglas N.V.                                                                                  4,452,900
Insurance Brokers - 3.0%
           191,500    Willis Group Holdings, Ltd.                                                                          7,407,220
Machinery - Pumps - 2.5%
           129,772    Pfeiffer Vacuum Technology A.G.                                                                      6,132,173
Medical - Drugs - 5.5%
           144,787    GlaxoSmithKline PLC**                                                                                3,208,750
           529,285    Ligand Pharmaceuticals, Inc. - Class B*,#                                                            5,509,856
            99,100    Takeda Pharmaceutical Company, Ltd.**                                                                4,712,890
                                                                                                                          13,431,496
Medical - Hospitals - 4.6%
           304,255    Health Management Associates, Inc. - Class A                                                         6,717,951
           462,080    Tenet Healthcare Corp.*                                                                              4,588,454
                                                                                                                          11,306,405
Miscellaneous Manufacturing - 2.6%
         2,671,458    FKI PLC**                                                                                            6,348,736
Multimedia - 6.2%
           184,494    Vivendi Universal S.A.*                                                                              5,836,835
           322,980    Walt Disney Co.                                                                                      9,246,917
                                                                                                                          15,083,752
Property and Casualty Insurance - 6.6%
               358    Millea Holdings, Inc.**                                                                              4,948,432
         1,732,000    Nipponkoa Insurance Company, Ltd.**                                                                 11,484,723
                                                                                                                          16,433,155
Publishing - Books - 1.3%
           239,010    Reed Elsevier N.V.                                                                                   3,224,644
Publishing - Newspapers - 1.2%
           988,117    Independent News & Media PLC                                                                         2,833,717
Radio - 4.0%
           169,000    Nippon Broadcasting System, Inc.**                                                                   9,768,692
Reinsurance - 2.8%
             2,259    Berkshire Hathaway, Inc. - Class B*                                                                  6,763,694
Rubber/Plastic Products - 3.0%
           381,000    Tenma Corp.**                                                                                        7,354,473
Television - 4.0%
           909,722    British Sky Broadcasting Group PLC**                                                                 9,694,503
Toys - 2.7%
           342,200    Mattel, Inc.                                                                                         6,655,790
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $157,680,454)                                                                                   204,978,522
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Soap and Cleaning Preparations - 1.0%
            27,519    Henkel KGaA (cost $1,807,379)                                                                        2,466,214
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.7%
         9,096,500    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $9,096,500)                                                                 9,096,500
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 11.4%
       $27,900,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $27,901,914
                        collateralized by $28,620,341
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $28,458,059 (cost $27,900,000)                                                           27,900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $196,484,333) - 100%                                                                      $244,441,236
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                Value         % of Investment Securities

Bermuda                           $   15,417,832                   6.3%
France                                 5,836,835                   2.4
Germany                                8,598,387                   3.5
Ireland                                2,833,717                   1.2
Japan                                 38,269,210                  15.5
Mexico                                 2,386,733                   1.0
Netherlands                           15,496,269                   6.3
Switzerland                            6,021,604                   2.5
United Kingdom                        32,145,655                  13.1
United States++                      117,434,994                  48.2

Total                             $  244,441,236                  100.0%
                                  ==============                  =====

++Includes Short-Term Securities and Other Securities (32.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

--------------------------------------------------------------------------------
Currency Sold and              Currency            Currency         Unrealized
Settlement Date              Units Sold     Value in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05         2,300,000       $   4,319,124      $   (233,906)
British Pound 5/20/05         1,200,000           2,249,693           (39,701)
Japanese Yen 3/4/05         240,000,000           2,325,200            16,074
Japanese Yen 4/15/05      1,490,000,000          14,484,206          (826,019)
--------------------------------------------------------------------------------
Total                                         $  23,378,223      $ (1,083,552)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency Contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                      $79,511,364
--------------------------------------------------------------------------------

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.5%
Applications Software - 3.6%
           242,915    Citrix Systems, Inc.*                                                                           $    5,210,527
           203,543    Infosys Technologies, Ltd.                                                                           9,638,627
         1,142,815    Microsoft Corp.                                                                                     30,033,178
                                                                                                                          44,882,332
Audio and Video Products - 1.6%
           802,955    Thomson**                                                                                           20,368,517
Automotive - Cars and Light Trucks - 1.2%
         1,396,424    Nissan Motor Company, Ltd.**                                                                        14,780,187
Automotive - Truck Parts and Equipment - Original - 0.6%
           172,945    Autoliv, Inc. (SDR)#                                                                                 8,094,439
Cable Television - 0.7%
           288,010    EchoStar Communications Corp. - Class A                                                              8,787,185
Commercial Services - Finance - 0.6%
           240,665    Paychex, Inc.                                                                                        7,337,876
Computer Aided Design - 1.1%
           292,493    Dassault Systemes S.A.**                                                                            13,607,783
Computer Services - 3.4%
            33,380    Affiliated Computer Services, Inc. - Class A*                                                        1,808,862
           394,567    Atos Origin S.A.*,**                                                                                25,331,001
         4,670,615    LogicaCMG PLC**                                                                                     15,548,453
                                                                                                                          42,688,316
Computers - 5.7%
           965,725    Dell, Inc.*                                                                                         40,328,675
           319,490    IBM Corp.                                                                                           29,846,756
            16,685    Research In Motion, Ltd. (New York Shares)*                                                          1,189,474
                                                                                                                          71,364,905
Computers - Memory Devices - 1.9%
         1,840,780    EMC Corp.*                                                                                          24,114,218
Computers - Peripheral Equipment - 1.7%
           353,658    Logitech International S.A.*                                                                        21,647,976
Consulting Services - 0.3%
           129,215    Accenture, Ltd. - Class A (New York Shares)*                                                         3,366,051
Dental Supplies and Equipment - 0.1%
           135,190    Align Technology, Inc.*                                                                              1,170,745
E-Commerce/Products - 2.1%
           594,075    Amazon.com, Inc.*                                                                                   25,675,922
E-Commerce/Services - 1.5%
           224,760    eBay, Inc.*                                                                                         18,317,940
Electric Products - Miscellaneous - 4.6%
           267,280    LG Electronics, Inc.**,#                                                                            18,400,749
            67,210    Samsung Electronics Company, Ltd.**                                                                 32,441,687
         1,641,000    Toshiba Corp.**                                                                                      6,646,165
                                                                                                                          57,488,601
Electronic Components - Miscellaneous - 5.4%
         9,664,419    Hon Hai Precision Industry Company, Ltd.                                                            42,514,333
           708,580    Koninklijke (Royal) Philips Electronics N.V.**                                                      18,528,710
            60,980    Samsung SDI Company, Ltd.**                                                                          6,659,932
                                                                                                                          67,702,975
Electronic Components - Semiconductors - 11.2%
           798,530    Advanced Micro Devices, Inc.*,#                                                                     12,616,774
         9,656,733    ARM Holdings PLC**                                                                                  17,894,979
           865,110    ATI Technologies, Inc. (New York Shares)*,#                                                         14,992,356
           517,055    Broadcom Corp. - Class A*                                                                           16,457,861
            78,290    Intel Corp.                                                                                          1,757,611
           226,635    International Rectifier Corp.*,#                                                                     8,872,760
           137,255    Microchip Technology, Inc.                                                                           3,575,493
           262,085    STMicroelectronics N.V.**,#                                                                          4,372,980
         1,784,120    Texas Instruments, Inc.                                                                             41,409,424
           106,975    Volterra Semiconductor Corp.*,#                                                                      1,910,574
           509,840    Xilinx, Inc.,#                                                                                      14,882,230
                                                                                                                         138,743,042
Electronic Design Automation - 0.5%
           430,125    Cadence Design Systems, Inc.*,#                                                                      5,733,566
Electronic Measuring Instruments - 1.4%
           166,800    Advantest Corp.**                                                                                   13,962,477
            14,100    Keyence Corp.**                                                                                      3,239,640
                                                                                                                          17,202,117
Enterprise Software/Services - 2.6%
           680,310    BEA Systems, Inc.*                                                                                   5,796,241
         1,213,105    Oracle Corp.*                                                                                       16,704,456
            68,179    SAP A.G.**                                                                                          10,567,149
                                                                                                                          33,067,846
Entertainment Software - 3.9%
           760,975    Electronic Arts, Inc.*                                                                              48,961,132
Internet Connectivity Services - 0.9%
           307,815    NDS Group PLC (ADR)*,**,#                                                                           10,918,198
Internet Infrastructure Software - 0.0%
            51,420    TIBCO Software, Inc.*                                                                                  565,106
Internet Security - 2.3%
           518,605    Check Point Software Technologies, Ltd. (New York Shares)*                                          12,591,730
           181,105    McAfee, Inc.*                                                                                        4,681,564
           418,845    Symantec Corp.*                                                                                      9,780,031
            88,085    VeriSign, Inc.*                                                                                      2,276,116
                                                                                                                          29,329,441
Medical Instruments - 1.0%
           248,445    Medtronic, Inc.                                                                                     13,040,878
Miscellaneous Manufacturing - 0.4%
           242,209    Applied Films Corp.*,#                                                                               5,176,006
Networking Products - 2.0%
         1,366,774    Cisco Systems, Inc.*                                                                                24,656,603
Semiconductor Components/Integrated Circuits - 6.4%
            37,055    Analog Devices, Inc.                                                                                 1,329,904
           971,185    Marvell Technology Group, Ltd.*                                                                     32,486,139
           509,760    Maxim Integrated Products, Inc.                                                                     19,885,738
            98,100    NEC Electronics Corp.**                                                                              4,968,769
           206,360    PowerDsine, Ltd. (New York Shares)*,#                                                                2,459,811
               100    Siliconware Precision Industries Co.                                                                        79
        10,545,406    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    17,230,514
                                                                                                                          78,360,954
Semiconductor Equipment - 3.2%
           718,470    Applied Materials, Inc.*                                                                            11,423,673
           360,545    KLA-Tencor Corp.*                                                                                   16,675,206
           586,970    Teradyne, Inc.*,#                                                                                    8,235,189
            71,600    Tokyo Electron, Ltd.**                                                                               4,180,214
                                                                                                                          40,514,282
Telecommunication Equipment - 4.2%
         1,322,760    Alcatel S.A. (ADR)*,**,#                                                                            18,941,922
         5,894,000    Foxconn International Holdings                                                                       2,961,805
           230,145    Harris Corp.                                                                                        14,906,492
           943,690    UTStarcom, Inc.*,#                                                                                  15,504,827
           243,000    ZTE Corp.*                                                                                             781,972
                                                                                                                          53,097,018
Telecommunication Equipment - Fiber Optics - 1.9%
         2,228,250    Corning, Inc.*                                                                                      24,377,055
Telecommunication Services - 0.8%
           353,565    Amdocs, Ltd. (New York Shares)*,**                                                                  10,518,559
Television - 1.3%
         1,562,734    British Sky Broadcasting Group PLC**                                                                16,653,361
Web Hosting/Design - 0.4%
           145,285    Macromedia, Inc.*                                                                                    4,974,558
Web Portals/Internet Service Providers - 5.2%
           412,150    EarthLink, Inc.*                                                                                     4,133,865
           151,535    Netease.com, Inc. (ADR)*,#                                                                           6,387,200
             2,526    Yahoo Japan Corp.*,**                                                                               12,818,617
         1,183,668    Yahoo!, Inc.*                                                                                       41,676,950
                                                                                                                          65,016,632
Wireless Equipment - 5.8%
         1,055,420    Motorola, Inc.                                                                                      16,612,311
         2,909,655    Nokia Oyj (ADR)**                                                                                   44,459,528
           383,485    Telefonaktiebolaget LM Ericsson (ADR)*,#                                                            11,247,615
                                                                                                                          72,319,454
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $824,449,998)                                                                                 1,144,621,776
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.0%
Applications Software - 0.5%
   $     5,750,000    Mercury Interactive Corp., 4.75% convertible notes, due 7/1/07 (144A) ss.                            5,728,438
Computers - Peripheral Equipment - 0.0%
        31,700,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures,
                      due 5/1/03 (144A) (omega), (delta), (sigma), ss.                                                             0
Electronic Components - Semiconductors - 0.5%
         6,530,000    International Rectifier Corp., 4.25% convertible subordinated notes, due 7/15/07                     6,472,862
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $37,668,508)                                                                                  12,201,300
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Wireless Equipment - 0.5%
           125,135    Crown Castle International Corp., convertible, 6.25% (cost $6,256,750)                               6,162,899
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.8%
        85,226,190    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $85,226,190)                                                              85,226,190
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.2%
       $ 2,000,000      ABN Amro Bank N.V., 2.47%
                         dated 1/31/05, maturing 2/1/05.
                         to be repurchased at $2,000,137
                         collateralized by $2,051,637
                         in U.S. Treasury Bills
                         0%, 3/24/05 - 5/12/05; with a
                         value of $2,040,004 (cost $2,000,000)                                                             2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $955,601,446) - 100%                                                                    $1,250,212,165
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)


Country                               Value           % of Investment Securities

Bermuda                          $   35,852,190                  3.0%
Canada                               16,181,830                  1.3
Cayman Islands                        6,387,200                  0.5
China                                 3,743,777                  0.3
Finland                              44,459,528                  3.6
France                               78,249,223                  6.3
Germany                              10,567,149                  0.8
India                                 9,638,627                  0.8
Israel                               15,051,541                  1.2
Japan                                60,596,069                  4.8
Netherlands                          22,901,690                  1.8
South Korea                          57,502,368                  4.6
Sweden                               11,247,615                  0.9
Switzerland                          21,647,976                  1.7
Taiwan                               59,744,926                  4.8
United Kingdom                       71,533,550                  5.7
United States++                     724,906,906                 57.9

                        Total    $1,250,212,165                  100%
                                 ==============                  ===

++Includes Short-Term Securities and other securities (50.9% excluding Short-Term Securities and other securities)

Forward Currency Contracts
Open at January 31,2005

                                    Currency Units   Currency Value in     Unrealized
Currency Sold and Settlement Date       Sold              $ U.S.           Gain/(Loss)
------------------------------------------------------------------------------------------
British Pound 5/20/05                     3,300,000     $   6,186,656     $  (124,220)
Euro 4/15/05                             12,800,000        16,702,339         (84,099)
Japanese Yen 4/15/05                    960,000,000         9,332,106        (516,679)
South Korean Won 5/12/05              5,300,000,000         5,167,080        (451,777)

South Korean Won 5/27/05              4,700,000,000         4,581,978        (360,106)
------------------------------------------------------------------------------------------
Total                                                   $   1,970,159     $(1,536,881)


Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                        $411,276,036
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

(omega)     Rate is subject to change. Rate shown reflects current rate.

(delta) Security is a defaulted security in Janus Global Technology Fund with accrued interest in the amount of $1,268,000 that was written-off December 10, 2001.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(sigma) Schedule of Fair Valued Securities

                                                                                                                        Value as a %
                                                                                                      Value            of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00% convertible senior subordinated debentures, due 5/1/03 (144A)    $  --                      0%

ss. Schedule of Restricted and Illiquid Securities

                                                                          Acquisition     Acquisition                   Value as a %
                                                                              Date            Cost          Value      of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)(sigma)                                           3/6/00 - 2/23/01    $24,227,500   $        --              0%
Mercury Interactive Corp., 4.75%
    convertible notes, due 7/1/07 (144A)                                     6/27/00         6,975,000     5,728,438            0.5%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           $31,202,500    $5,728,438            0.5%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 17.6%
        $5,000,000    Fannie Mae, 2.285%, 2/23/05                                                                       $  4,993,018
         5,000,000    Fannie Mae, 2.345%, 3/9/05                                                                           4,988,275
        15,000,000    Fannie Mae, 1.385%-1.565%, 4/1/05                                                                   14,963,944
         5,000,000    Fannie Mae, 2.135%, 4/8/05                                                                           4,980,429
         5,000,000    Fannie Mae, 2.46%, 5/11/05                                                                           4,966,175
         5,000,000    Fannie Mae, 2.50%, 6/1/05                                                                            4,958,333
         5,000,000    Fannie Mae, 2.56%, 7/18/05                                                                           4,940,622
         5,000,000    Fannie Mae, 2.26%, 7/22/05                                                                           4,946,325
         5,000,000    Fannie Mae, 2.24%, 8/19/05                                                                           4,938,089
         5,000,000    Fannie Mae, 2.52%, 9/16/05                                                                           4,920,550
         5,000,000    Fannie Mae, 2.37%, 10/14/05                                                                          4,916,062
         5,000,000    Fannie Mae, 2.852%, 11/10/05                                                                         4,888,297
         5,000,000    Federal Home Loan Bank System, 4.625%, 4/15/05                                                       5,031,575
         5,000,000    Freddie Mac, 1.95%, 3/8/05                                                                           4,990,521
        10,000,000    Freddie Mac, 1.90%-2.01%, 5/3/05                                                                     9,950,582
         5,000,000    Freddie Mac, 2.00%, 5/31/05                                                                          4,966,944
         5,000,000    Freddie Mac, 2.31%, 6/28/05                                                                          4,952,838
         5,000,000    Freddie Mac, 2.315%, 8/8/05                                                                          4,939,553
         5,000,000    Freddie Mac, 2.135%, 8/23/05                                                                         4,939,805
         5,000,000    Freddie Mac, 2.255%, 9/20/05                                                                         4,927,652
        10,000,000    Freddie Mac, 2.64%-2.74%, 11/15/05                                                                   9,785,547
         5,000,000    Freddie Mac, 3.04%, 1/10/06                                                                          4,855,178
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $128,740,314)                                                                   128,740,314
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 26.5%
        10,000,000    Fannie Mae, 2.42%, 2/18/05                                                                           9,999,953
        10,000,000    Fannie Mae, 2.23%, 2/18/05                                                                           9,999,901
        20,000,000    Fannie Mae, 2.46%, 3/23/05                                                                          19,999,568
        10,000,000    Fannie Mae, 2.455%, 7/6/05                                                                           9,997,528
        10,000,000    Fannie Mae, 2.43%, 10/3/05                                                                           9,995,739
        10,000,000    Fannie Mae, 2.33%, 12/9/05                                                                           9,993,801
        10,000,000    Fannie Mae, 2.46375%, 12/29/05                                                                       9,994,713
        10,000,000    Fannie Mae, 2.2337%, 5/22/06                                                                         9,992,169
        15,000,000    Federal Farm Credit Bank, 2.46%, 2/25/05                                                            15,000,000
        15,000,000    Federal Farm Credit Bank, 2.28%, 2/13/06                                                            14,996,833
        15,000,000    Federal Home Loan Bank System, 2.30%, 4/7/05                                                        15,000,000
         5,000,000    Federal Home Loan Bank System, 2.305%, 8/2/05                                                        4,999,613
        10,000,000    Federal Home Loan Bank System, 2.38%, 9/16/05                                                        9,998,051
        10,000,000    Federal Home Loan Bank System, 2.405%, 9/20/05                                                       9,996,737
         6,000,000    Federal Home Loan Bank System, 2.434%, 3/28/06                                                       5,996,420
        10,000,000    Federal Home Loan Bank System, 2.28%, 6/2/06                                                         9,991,350
        10,000,000    Federal Home Loan Bank System, 2.34%, 6/13/06                                                        9,990,548
         7,253,050    Freddie Mac, 2.5788%, 1/15/42                                                                        7,253,050
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $193,195,974)                                                          193,195,974
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 6.4%
        10,000,000    Army Air Force Exchange Service Command, 2.38%, 2/4/05                                              10,000,000
        37,000,000    Army Air Force Exchange Service Command, 2.45%, 2/14/05(beta)                                       37,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed Loan Notes (cost $47,000,000)                                                            47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 49.5%
       137,400,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $137,409,427
                        collateralized by $123,852,227
                        in U.S. Government Agencies
                        0% - 6.625%, 9/12/05 - 12/1/34;
                        $15,000,000 in U.S. Treasury Bills
                        0%, 6/16/05; with respective values of
                        $125,291,595 and $14,858,100                                                                     137,400,000

       150,000,000    Bear Stearns & Company, Inc., 2.55%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $150,010,625
                        collateralized by $1,823,579,525
                        in U.S. Government Agencies
                        0.05% - 12.87%, 4/15/11- 11/15/34
                        with a value of $153,000,939                                                                     150,000,000

        74,600,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $74,605,263
                        collateralized by $447,816,087
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45
                        with a value of $76,092,000                                                                       74,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $362,000,000)                                                                          362,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $730,936,288) - 100%                                                                      $730,936,288
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

(beta)   Security is illiquid

The interest rate on which is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.1%
Advertising Sales - 0.8%
           996,335    Lamar Advertising Co.*                                                                          $   42,822,478
Applications Software - 2.4%
         5,160,762    Microsoft Corp.                                                                                    135,624,825
Audio and Video Products - 0.9%
           434,685    Harman International Industries, Inc. #                                                             52,879,430
Beverages - Non-Alcoholic - 1.7%
         1,747,518    PepsiCo, Inc.                                                                                       93,841,717
Broadcast Services and Programming - 1.7%
         2,955,866    Clear Channel Communications, Inc. #                                                                95,858,734
Building - Residential and Commercial - 0.8%
            60,180    NVR, Inc.*, #                                                                                       47,617,425
Cable Television - 1.5%
         2,620,235    Comcast Corp. - Special Class A*,#                                                                  82,825,628
Computers - 1.7%
         1,256,341    Dell, Inc.*                                                                                         52,464,800
           492,543    IBM Corp.                                                                                           46,013,367
                                                                                                                          98,478,167
Cosmetics and Toiletries - 3.2%
         1,640,595    Avon Products, Inc. #                                                                               69,265,921
         2,128,640    Procter & Gamble Co.                                                                               113,307,507
                                                                                                                         182,573,428
Dental Supplies and Equipment - 0.5%
         3,135,720    Align Technology, Inc.*, (pound)                                                                    27,155,335
Diversified Operations - 8.5%
         2,502,766    General Electric Co.                                                                                90,424,936
         1,720,825    Honeywell International, Inc. #                                                                     61,915,284
         3,409,119    Smiths Group PLC                                                                                    54,108,399
         7,686,760    Tyco International, Ltd. (New York Shares)                                                         277,799,505
                                                                                                                         484,248,124
E-Commerce/Products - 0.4%
           548,630    Amazon.com, Inc.*,#                                                                                 23,711,789
E-Commerce/Services - 0.4%
           273,365    eBay, Inc.*, #                                                                                      22,279,248
Electric Products - Miscellaneous - 2.8%
           116,483    Samsung Electronics Company, Ltd.                                                                   56,225,339
           421,111    Samsung Electronics Company, Ltd. (GDR)                                                            101,066,640
                                                                                                                         157,291,979
Electronic Components - Semiconductors - 4.2%
         9,781,500    Advanced Micro Devices, Inc.*,#                                                                    154,547,700
         3,581,498    Texas Instruments, Inc.                                                                             83,126,569
                                                                                                                         237,674,269
Enterprise Software/Services - 0.7%
         1,548,115    Computer Associates International, Inc. #                                                           42,093,247
Entertainment Software - 1.7%
         1,494,652    Electronic Arts, Inc.*, #                                                                           96,165,910
Finance - Investment Bankers/Brokers - 5.9%
         3,960,995    Citigroup, Inc.                                                                                    194,286,805
           378,760    Goldman Sachs Group, Inc.                                                                           40,849,266
         2,711,360    JPMorgan Chase & Co. #                                                                             101,215,069
                                                                                                                         336,351,140
Finance - Mortgage Loan Banker - 1.5%
         2,231,335    Countrywide Financial Corp.                                                                         82,559,395
Food - Dairy Products - 0.6%
           911,445    Dean Foods Co.*, #                                                                                  32,110,207
Food - Retail - 0.4%
         1,365,970    Kroger Co.*, #                                                                                      23,358,087
Food - Wholesale/Distribution - 0.6%
         1,002,590    Sysco Corp.#                                                                                        35,060,572
Hotels and Motels - 1.2%
           880,500    Four Seasons Hotels, Inc.                                                                           67,763,280
Industrial Automation and Robotics - 1.9%
         1,857,365    Rockwell Automation, Inc.#                                                                         105,219,727
Medical - Drugs - 4.7%
           911,465    Eli Lilly and Co.                                                                                   49,437,862
         1,323,013    Roche Holding A.G.**                                                                               140,928,435
         1,054,610    Sanofi-Aventis**                                                                                    78,703,263
                                                                                                                         269,069,560
Medical - HMO - 4.7%
           746,675    Aetna, Inc.#                                                                                        94,865,059
         1,948,243    UnitedHealth Group, Inc.                                                                           173,198,802
                                                                                                                         268,063,861
Medical Instruments - 1.3%
         1,445,535    Medtronic, Inc.                                                                                     75,876,132
Multi-Line Insurance - 1.2%
         1,046,734    American International Group, Inc.                                                                  69,387,997
Multimedia - 1.6%
         5,189,350    Time Warner, Inc.*                                                                                  93,408,300
Networking Products - 1.8%
         5,712,425    Cisco Systems, Inc.*                                                                               103,052,147
Oil Companies - Exploration and Production - 1.5%
         1,431,309    EnCana Corp. (New York Shares)#                                                                     84,576,049
Oil Companies - Integrated - 6.6%
         4,101,685    Exxon Mobil Corp.                                                                                  211,646,946
         1,093,074    Petro-Canada                                                                                        56,373,810
         3,286,962    Suncor Energy, Inc.                                                                                105,198,679
                                                                                                                         373,219,435
Pharmacy Services - 1.9%
         2,811,330    Caremark Rx, Inc.*, #                                                                              109,923,003
Pipelines - 0.9%
           648,705    Kinder Morgan, Inc. #                                                                               48,678,823
Retail - Consumer Electronics - 1.4%
         1,479,285    Best Buy Company, Inc.                                                                              79,570,740
Retail - Pet Food and Supplies - 1.1%
         2,116,300    PETsMART, Inc.#                                                                                     63,975,749
Retail - Regional Department Stores - 0.7%
           863,385    Kohl's Corp.*                                                                                       40,587,729
Semiconductor Components/Integrated Circuits - 2.8%
         2,055,140    Linear Technology Corp. #                                                                           77,560,984
         2,108,905    Maxim Integrated Products, Inc.                                                                     82,268,384
                                                                                                                         159,829,368
Shipbuilding - 0.5%
         1,520,860    Daewoo Shipbuilding & Marine Engineering Company, Ltd.*                                             27,362,133
Super-Regional Banks - 2.0%
           682,315    Fifth Third Bancorp#                                                                                31,707,178
         2,715,953    U.S. Bancorp                                                                                        81,614,388
                                                                                                                         113,321,566
Television - 2.2%
        11,662,332    British Sky Broadcasting Group PLC                                                                 124,280,287
Therapeutics - 0.4%
           470,705    Neurocrine Biosciences, Inc.*                                                                       21,534,754
Tobacco - 1.0%
           920,690    Altria Group, Inc.                                                                                  58,767,643
Toys - 1.0%
         3,045,707    Marvel Enterprises, Inc.*                                                                           54,396,327
Transportation - Railroad - 1.0%
           983,817    Canadian National Railway Co. (New York Shares)                                                     58,487,921
Transportation - Services - 0.4%
           273,375    United Parcel Service, Inc. - Class B                                                               20,415,645
Web Hosting/Design - 0.8%
         1,242,955    Macromedia, Inc.*, #                                                                                42,558,779
Web Portals/Internet Service Providers - 1.9%
         2,004,415    EarthLink, Inc.*, #                                                                                 20,104,282
         2,423,855    Yahoo!, Inc.*,#                                                                                     85,343,935
                                                                                                                         105,448,217
Wireless Equipment - 0.7%
         2,459,130    Nokia Oyj (ADR)**,#                                                                                 37,575,506
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,230,604,548)                                                                               5,108,931,812
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.1%
Advertising Sales - 0.1%
   $     5,745,000    Lamar Advertising Co., 2.875% senior notes, due 12/31/10 (cost $5,745,000)                           6,290,775
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 3.0%
Automotive - Cars and Light Trucks - 0.7%
            65,114    Porsche A.G.**                                                                                      42,439,449
Finance - Investment Bankers/Brokers - 1.0%
           923,975    Goldman Sachs Group, Inc., Series TXN, 6.25% (YES)                                                  21,628,407
           631,735    Goldman Sachs Group, Inc., Series YHOO, 8.125% (YES)                                                22,749,409
           364,475    Lehman Brothers Holdings, Inc., 6.25%                                                               10,241,748
                                                                                                                          54,619,564
Multi-Line Insurance - 0.5%
         1,212,750    XL Capital, Ltd., convertible, 6.50% #                                                              29,712,375
Oil Companies - Integrated - 0.8%
           579,900    Amerada Hess Corp., convertible, 7.00%                                                              44,797,275
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $137,749,614)                                                                                171,568,663
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.9%
       278,643,751    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $278,643,751)                                                             278,643,751
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 1.9%
                      Credit Suisse First Boston, Inc.
$      106,900,000    2.50%, 2/1/05 (cost $106,900,000)                                                                  106,900,000
------------------------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $4,759,642,913) - 100%                                                                  $5,672,335,001
====================================================================================================================================

                        Geographic Summary of Investments
                          January, 31 2005 (unaudited)

Country                                  Value        % of Investment Securities

Bermuda                             $  277,799,505               4.8%
Canada                                 372,399,739               6.5
Cayman Islands                          29,712,375               0.5
Finland                                 37,575,506               0.7
France                                  78,703,263               1.4
Germany                                 42,439,449               0.7
South Korea                            184,654,112               3.3
Switzerland                            140,928,435               2.4
United Kingdom                         178,388,686               3.2
United States++                      4,329,733,931              76.5

Total                               $5,672,335,001             100.0%
                                    ==============             ======

++Includes Short-Term Securities and Other Securities (69.5% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005
                                       Currency     Currency Value   Unrealized
Currency Sold and Settlement Date     Units Sold       in $U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 4/15/05                          28,300,000    $36,927,827     $  (561,665)
Swiss Franc 4/15/05                   50,200,000     42,422,870      (2,074,263)
--------------------------------------------------------------------------------
Total                                               $79,350,697     $(2,635,928)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                      $575,756,278
--------------------------------------------------------------------------------

Notes to Schedules of Investment (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

NewYork Shares    Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

YES               Yield-Enhanced Securities

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of January 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

(pound)     Affiliate Transactions
            The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2005.

-------------------------------------------------------------------------------------------------------------------
                                  Purchases                  Sales             Realized     Dividend   Market Value
                             Shares       Cost       Shares         Cost      Gain/(Loss)    Income    at 1/31/05
-------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Align Technology, Inc.        450,105   $3,804,856       --         $ --         $ --         $ --    $ 27,155,335
-------------------------------------------------------------------------------------------------------------------

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 99.3%
Advanced Materials/Products - 0.2%
   $     1,100,000    Hexcel Corp., 6.75% senior subordinated notes, due 2/1/15 (144A)                                  $  1,101,375
Advertising Agencies - 0.6%
         1,500,000    Interpublic Group of Companies, Inc., 5.40% notes, due 11/15/09                                      1,505,759
         1,950,000    Interpublic Group of Companies, Inc., 6.25% notes, due 11/15/14                                      1,967,659
                                                                                                                           3,473,418
Advertising Services - 0.2%
         1,050,000    R.H. Donnelley Financial Corp., 8.875% company guaranteed notes, due 12/15/10                        1,162,875
Aerospace and Defense - Equipment - 1.2%
         3,000,000    BE Aerospace, Inc., 8.50% senior notes, due 10/1/10                                                  3,285,000
         3,000,000    DRS Technologies, Inc., 6.875% senior subordinated notes, due 11/1/13                                3,045,000
           550,000    Moog, Inc., 6.25% senior subordinated notes, due 1/15/15                                               556,875
                                                                                                                           6,886,875
Agricultural Chemicals - 0.3%
         1,255,000    IMC Global, Inc.- Series B, 10.875% company guaranteed notes, due 6/1/08                             1,465,213
Airlines - 0.5%
         4,050,000    AMR Corp., 9.00% debentures, due 8/1/12                                                              2,835,000
Apparel Manufacturers - 0.4%
           750,000    Levi Strauss & Co., 9.75% senior notes, due 1/15/15 (144A)                                             729,375
         1,500,000    Phillips-Van Heusen Corp., 8.125% senior notes, due 5/1/13                                           1,627,500
                                                                                                                           2,356,875
Automotive - Cars and Light Trucks - 0.4%
         2,000,000    General Motors Corp., 7.125% senior notes, due 7/15/13                                               1,989,268
Automotive - Truck Parts and Equipment - Original - 1.9%
         2,000,000    Collins & Aikman Products Co., 12.875% senior subordinated notes, due 8/15/12
                      (144A)                                                                                               1,655,000
           750,000    Dura Operating Corp., 9.00% company guaranteed notes, due 5/1/09                                       723,750
         2,800,000    Tenneco Automotive, Inc., 8.625% senior subordinated notes, due 11/15/14 (144A)                      2,912,000
         2,600,000    TRW Automotive, Inc., 11.00% senior subordinated notes, due 2/15/13                                  3,042,000
         1,750,000    TRW Automotive, Inc., 9.375% senior notes, due 2/15/13                                               1,968,750
           400,000    United Components, Inc., 9.375% senior subordinated notes, due 6/15/13                                 420,000
                                                                                                                          10,721,500
Building - Residential and Commercial - 1.6%
         2,150,000    D.R. Horton, Inc., 8.50% company guaranteed notes, due 4/15/12                                       2,403,356
         2,500,000    Meritage Corp., 9.75% company guaranteed notes, due 6/1/11                                           2,762,500
         2,000,000    WCI Communities, Inc., 10.625% company guaranteed notes, due 2/15/11                                 2,210,000
         1,250,000    William Lyon Homes, Inc., 10.75% company guaranteed notes, due 4/1/13                                1,403,125
                                                                                                                           8,778,981
Building and Construction Products - Miscellaneous - 0.2%
         1,250,000    THL Buildco (Nortek, Inc.), 8.50% senior subordinated notes, due 9/1/14 (144A)                       1,284,375
Building Products - Air and Heating - 0.2%
           950,000    Goodman Global Holding Company, Inc., 7.875% senior subordinated notes, due
                      12/15/12 (144A)                                                                                        916,750
Cable Television - 3.5%
         1,950,000    CCO Holdings LLC, 6.615% senior notes, due 12/15/10 (144A)(omega)                                    1,935,375
         3,900,000    Charter Communications Holdings II, 10.25% senior notes, due 9/15/10                                 4,055,999
         4,050,000    Charter Communications Holdings LLC, 8.625% senior notes, due 4/1/09                                 3,240,000
           375,000    CSC Holdings, Inc., 6.75% senior notes, due 4/15/12 (144A)                                             393,750
         2,250,000    CSC Holdings, Inc., 8.125% senior notes, due 7/15/09                                                 2,469,375
           450,000    CSC Holdings, Inc., 7.25% senior notes, due 7/15/08                                                    475,875
         1,500,000    CSC Holdings, Inc., 7.875% debentures, due 2/15/18                                                   1,683,750
         1,150,000    CSC Holdings, Inc., 7.625% debentures, due 7/15/18                                                   1,270,750
           375,000    Echostar DBS Corp., 5.75% senior notes, due 10/1/08                                                    377,813
         2,200,000    Echostar DBS Corp., 6.625% company guaranteed notes, due 10/1/14 (144A)                              2,222,000
         1,100,000    Mediacom LLC/Mediacom Capital Corp., 9.50% senior notes, due 1/15/13                                 1,097,250
                                                                                                                          19,221,937
Casino Hotels - 1.9%
         2,400,000    Kerzner International, Ltd., 8.875% company guaranteed notes, due 8/15/11                            2,616,000
         1,250,000    MGM Mirage, Inc., 8.375% company guaranteed notes, due 2/1/11                                        1,400,000
         1,300,000    MTR Gaming Group, Inc., 9.75% company guaranteed notes, due 4/1/10                                   1,423,500
         3,450,000    Venetian Casino Resort LLC, 11.00% company guaranteed notes, due 6/15/10                             3,898,500
         1,100,000    Wynn Las Vegas, LLC, 6.625% first mortgage notes, due 12/1/14 (144A)                                 1,080,750
                                                                                                                          10,418,750
Casino Services - 0.1%
           415,000    Herbst Gaming, Inc., 7.00% senior subordinated notes, due 11/15/14 (144A)                              417,075
Cellular Telecommunications - 3.1%
         5,150,000    Centennial Communications Corp., 10.125% company guaranteed notes, due 6/15/13                       5,832,375
           750,000    Dobson Communications Corp., 9.875% secured notes, due 11/1/12 (144A)                                  766,875
           800,000    Horizon PCS, Inc., 11.375% senior notes, due 7/15/12 (144A)                                            904,000
           200,000    Iwo Escrow Co., 0% senior discount notes, due 1/15/15 (144A)                                           127,500
         2,350,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                       2,552,688
         1,450,000    Rogers Wireless Communications, Inc., 5.525% secured notes, due 12/15/10 (144A)                      1,526,125
         1,000,000    Rogers Wireless Communications, Inc., 8.00% senior subordinated notes, due 12/15/12
                      (144A)                                                                                               1,070,000
         2,800,000    Rogers Wireless Communications, Inc., 7.50% secured notes, due 3/15/15 (144A)                        3,003,000
         1,250,000    Ubiquitel Operating Co., 9.875% senior notes, due 3/1/11                                             1,378,125
                                                                                                                          17,160,688
Chemicals - Diversified - 2.1%
           750,000    Huntsman Company LLC, 10.16% company guaranteed notes, due 7/15/11 (144A)(omega)                       825,000
         1,900,000    Huntsman Company LLC, 11.75% company guaranteed notes, due 7/15/12 (144A)(omega)                     2,251,500
         2,550,000    Lyondell Chemical Co., 9.50% company guaranteed notes, due 12/15/08                                  2,754,000
         4,700,000    Lyondell Chemical Co., 11.125% secured notes, due 7/15/12                                            5,522,500
                                                                                                                          11,353,000
Chemicals - Plastics - 1.1%
         3,825,000    PolyOne Corp., 8.875% senior notes, due 5/1/12                                                       4,111,875
         2,000,000    Resolution Performance Products LLC, 13.50% senior subordinated notes, due 11/15/10                  2,205,000

                                                                                                                           6,316,875
Chemicals - Specialty - 2.4%
         4,350,000    Equistar Chemicals, L.P., 6.50% notes, due 2/15/06                                                   4,447,875
           362,000    Huntsman International LLC, 10.125% company guaranteed notes, due 7/1/09                               380,100
           750,000    Huntsman International LLC, 7.375% senior subordinated notes, due 1/1/15 (144A)                        746,250
         1,350,000    MacDermid, Inc., 9.125% company guaranteed notes, due 7/15/11                                        1,493,438
           155,000    Millennium America, Inc., 9.25% company guaranteed notes, due 6/15/08                                  172,050
         5,025,000    Nalco Co., 8.875% senior subordinated notes, due 11/15/13                                            5,477,250
           415,000    Rockwood Specialties, Inc., 7.50% subordinated notes, due 11/15/14 (144A)                              427,450
                                                                                                                          13,144,413
Coal - 0.4%
           725,000    Massey Energy Co., 6.625%, senior notes, due 11/10/10                                                  746,750
         1,200,000    Peabody Energy Corp., 5.875% senior notes, due 4/15/16                                               1,194,000
                                                                                                                           1,940,750
Commercial Services - 0.1%
           684,000    Coinmach Corp., 9.00% senior notes, due 2/1/10                                                         704,520
Consumer Products - Miscellaneous - 0.7%
         2,500,000    Jarden Corp., 9.75% company guaranteed notes, due 5/1/12                                             2,725,000
           850,000    Prestige Brands, Inc., 9.25% senior subordinated notes, due 4/15/12                                    905,250
                                                                                                                           3,630,250
Containers - Metal and Glass - 4.9%
         1,150,000    Ball Corp., 7.75%  company guaranteed notes, due 8/1/06                                              1,198,875
         4,650,000    Crown Cork & Seal Company, Inc., 7.00% company guaranteed notes, due 12/15/06                        4,859,250
         2,500,000    Crown European Holdings S.A., 9.50% secured notes, due 3/1/11                                        2,787,500
         4,050,000    Crown European Holdings S.A., 10.875% secured notes, due 3/1/13                                      4,748,625
         5,000,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09                   5,406,249
         3,500,000    Owens-Brockway Glass Container, Inc., 8.25% company guaranteed notes, due 5/15/13                    3,806,250
         2,500,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                                2,637,500
         1,250,000    Owens-Illinois, Inc., 7.50% debentures, due 5/15/10                                                  1,315,625
                                                                                                                          26,759,874
Containers - Paper and Plastic - 0.8%
           750,000    Graham Packaging Company, Inc., 8.50% senior notes, due 10/15/12 (144A)                                778,125
         1,250,000    Graham Packaging Company, Inc., 9.875% subordinated notes, due 10/15/14 (144A)                       1,309,375
         2,000,000    Plastipak Holdings, Inc., 10.75% company guaranteed notes, due 9/1/11                                2,250,000
                                                                                                                           4,337,500
Cruise Lines - 0.6%
         3,000,000    Royal Caribbean Cruises, Ltd., 8.00% senior notes, due 5/15/10                                       3,390,000
Dialysis Centers - 0.3%
         1,250,000    National Nephrology Associates, Inc., 9.00% senior subordinated notes, due 11/1/11
                      (144A)                                                                                               1,425,000
Distribution/Wholesale - 0.1%
           750,000    Ingram Micro, Inc., 9.875% senior subordinated notes, due 8/15/08                                      810,938
Diversified Operations - 1.0%
         2,830,000    J.B. Poindexter & Co., 8.75% senior notes, due 3/15/14 (144A)                                        2,985,650
           750,000    Jacuzzi Brands, Inc., 9.625% secured notes, due 7/1/10                                                 836,250
         1,600,000    Park-Ohio Industries, Inc., 8.375% senior subordinated notes, due 11/15/14 (144A)                    1,592,000
                                                                                                                           5,413,900
Electric - Distribution - 0.4%
         2,000,000    BRL Universal Equipment, Inc., 8.875% secured notes, due 2/15/08                                     2,092,500
Electric - Generation - 3.3%
         1,250,000    AES Corp., 8.875% senior notes, due 2/15/11                                                          1,393,750
         1,950,000    AES Corp., 9.00% secured notes, due 5/15/15 (144A)                                                   2,203,500
         3,250,000    Allegheny Energy Supply Company LLC, 7.80% notes, due 3/15/11                                        3,518,125
         3,150,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A)(omega),ss.                      3,504,375
         1,800,000    Allegheny Energy Supply Statutory Trust 2001, 10.25% secured notes, due
                      11/15/07(144A)                                                                                       2,016,000
         2,100,000    Edison Mission Energy, 7.73% senior notes, due 6/15/09                                               2,226,000
         3,050,000    Texas Genco Holdings, Inc., 6.875% senior notes, due 12/15/14 (144A)                                 3,156,750
                                                                                                                          18,018,500
Electric - Integrated - 5.0%
         4,300,000    Allegheny Energy, Inc., 7.75% notes, due 8/1/05                                                      4,369,874
         1,650,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                                  1,825,313
         4,250,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                                    4,499,687
         2,250,000    CMS Energy Corp., 6.30% senior notes, due 2/1/12                                                     2,245,717
         1,750,000    DPL, Inc., 6.875% senior notes, due 9/1/11                                                           1,897,865
           750,000    FirstEnergy Corp., 7.375% notes, due 11/15/31                                                          872,102
         6,350,000    Mission Energy Holding, Inc., 13.50% secured notes, due 7/15/08                                      7,921,624
           285,000    Nevada Power Co., 6.50% general refinance mortgage, due 4/15/12                                        299,963
           900,000    Nevada Power Co., 5.875% general refinance mortgage, due 1/15/15 (144A)                                902,250
         1,250,000    PSE&G Energy Holdings LLC, 8.625% senior notes, due 2/15/08                                          1,345,313
           575,000    Sierra Pacific Power Co., 6.25% general refinance mortgage, due 4/15/12                                598,000
         1,000,000    TXU Corp., 6.55% notes, due 11/15/34 (144A)                                                          1,013,169
                                                                                                                          27,790,877
Electronic Components - Miscellaneous - 0.5%
         1,700,000    Aavid Thermal Technologies, Inc., 12.75% company guaranteed notes, due 2/1/07                        1,836,000
           750,000    Flextronics International, Ltd., 6.25% senior subordinated notes, due 11/15/14 (144A)                  735,000
                                                                                                                           2,571,000
Electronic Components - Semiconductors - 1.6%
         3,300,000    Advanced Micro Devices, Inc., 7.75% senior notes, due 11/1/12 (144A)                                 3,291,750
         2,150,000    Freescale Semiconductor, Inc., 5.41% senior notes, due 7/15/09(omega)                                2,230,625
         1,850,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14                                      1,995,688
         1,150,000    STATS ChipPAC, Ltd., 6.75% senior notes, due 11/15/11 (144A)                                         1,121,250
                                                                                                                           8,639,313
Electronics - Military - 0.3%
         1,650,000    L-3 Communications Corp., 5.875% senior subordinated notes, due 1/15/15 (144A)                       1,641,750
Finance - Other Services - 1.3%
         2,100,000    Athena Neuro Financial LLC, 7.25% company guaranteed notes, due 2/21/08                              2,163,000
         1,400,000    Madison River Capital LLC/Madison River Finance Corp., 13.25% senior notes, due
                      3/1/10                                                                                               1,498,000
         3,500,000    Nexstar Finance LLC/Nexstar Finance, Inc., 12.00% company guaranteed notes, due
                      4/1/08                                                                                               3,749,375
                                                                                                                           7,410,375
Food - Dairy Products - 0.2%
           500,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09(omega)                                       538,150
           750,000    Dole Food Company, Inc., 7.25% company guaranteed notes, due 6/15/10                                   765,938
                                                                                                                           1,304,088
Food - Diversified - 0.8%
           950,000    Del Monte Corp., 6.75% senior subordinated notes, due 2/15/15 (144A)                                   959,500
         3,250,000    Wornick Co., 10.875% secured notes, due 7/15/11                                                      3,510,000
                                                                                                                           4,469,500
Food - Meat Products - 0.3%
         1,200,000    Smithfield Foods, Inc., 7.00% senior notes, due 8/1/11 (144A)                                        1,276,500
           100,000    Smithfield Foods, Inc., 7.00% senior notes, due 8/1/11                                                 106,375
                                                                                                                           1,382,875
Forestry - 0.1%
           600,000    Western Forest Products, Inc., 15.00% bonds, due 7/28/09 (144A)                                        672,000
Funeral Services and Related Items - 0.5%
         2,750,000    Stewart Enterprises, Inc., 10.75% company guaranteed notes, due 7/1/08                               2,970,000
Gambling-Non Hotel - 0.8%
         1,475,000    Mohegan Tribal Gaming Authority, 8.00% senior subordinated notes, due 4/1/12                         1,587,469
           800,000    Pinnacle Entertainment, Inc., 8.25% senior subordinated notes, due 3/15/12                             852,000
         1,775,000    River Rock Entertainment Authority, 9.75% senior notes, due 11/1/11                                  1,974,687
                                                                                                                           4,414,156
Gas - Distribution - 0.2%
         1,275,000    Colorado Interstate Gas Co., 10.00% debentures, due 6/15/05                                          1,302,785
Hospital Beds and Equipment - 0.1%
           750,000    Kinetic Concepts, Inc., 7.375% senior subordinated notes, due 5/15/13                                  795,000
Hotels and Motels - 1.5%
         4,050,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                                4,556,250
         1,650,000    La Quinta Corp., 7.00% notes, due 8/15/07                                                            1,713,938
         1,650,000    Starwood Hotels & Resorts Worldwide, Inc., 7.875% company guaranteed notes, due
                      5/1/12(omega)                                                                                        1,881,000
                                                                                                                           8,151,188
Independent Power Producer - 3.0%
         1,950,000    AES China Generating Company, Ltd., 8.25% bonds, due 6/26/10                                         2,016,715
         1,250,000    NRG Energy, Inc., 8.00% secured notes, due 12/15/13 (144A)                                           1,346,875
         3,200,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                               3,560,000
         5,000,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                               5,600,000
         3,950,000    Reliant Energy, Inc., 6.75% secured notes, due 12/15/14                                              3,851,250
                                                                                                                          16,374,840
Instruments - Scientific - 0.9%
         2,406,000    Fisher Scientific International, Inc., 8.125% senior subordinated notes, due 5/1/12                  2,655,623
         2,000,000    Fisher Scientific International, Inc., 6.75% senior subordinated notes, due 8/15/14
                      (144A)                                                                                               2,110,000
                                                                                                                           4,765,623
Leisure and Recreation Products - 0.2%
         1,250,000    K2, Inc., 7.375% senior notes, due 7/1/14                                                            1,342,188
Machinery - Construction and Mining - 0.3%
         1,550,000    Terex Corp., 10.375% company guaranteed notes, due 4/1/11                                            1,720,500
Machinery - Farm - 0.7%
         3,600,000    Case New Holland, Inc., 9.25% senior notes, due 8/1/11 (144A)                                        3,933,000
Machinery - General Industrial - 0.3%
         1,350,000    Dresser-Rand Group, Inc., 7.375% senior subordinated notes, due 11/1/14 (144A)                       1,380,375
Medical - Biomedical and Genetic - 0.5%
         2,500,000    Bio-Rad Laboratories, Inc., 7.50% senior subordinated notes, due 8/15/13                             2,737,500
Medical - Drugs - 0.3%
           153,900    Elan Pharmaceutical Investments, Ltd., 7.62% company guaranteed notes, due 3/15/05 (144A) ss.          154,285
         1,250,000    Elan Corporation PLC, 6.51% senior notes, due 11/15/11 (144A)(omega)                                 1,303,125
                                                                                                                           1,457,410
Medical - Hospitals - 0.1%
           750,000    HCA, Inc., 6.375% notes, due 1/15/15                                                                   754,409
Medical - Nursing Homes - 0.2%
           750,000    Beverly Enterprises, Inc., 7.875% senior subordinated notes, due 6/15/14 (144A)                        840,000
Metal - Aluminum - 0.4%
         2,200,000    Novelis, Inc., 7.25% senior notes, due 2/15/15 (144A)                                                2,255,000
Metal - Diversified - 1.0%
         2,050,000    Earle M. Jorgensen Co., 9.75% secured notes, due 6/1/12                                              2,290,875
         2,800,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                               3,164,000
                                                                                                                           5,454,875
Metal Products - Fasteners - 0.2%
           800,000    Fastentech, Inc., 12.50% senior notes, due 5/1/11 (144A)(omega)                                        904,000
Miscellaneous Manufacturing - 0.6%
         1,000,000    Maax Holdings Corp., 9.75% senior subordinated notes, due 6/15/12                                    1,057,500
         1,800,000    Maax Holdings Corp., 0% senior discount notes, due 12/15/12 (144A)(omega)                            1,134,000
         1,250,000    Reddy Ice Group, Inc., 8.875% senior subordinated notes, due 8/1/11                                  1,337,500
                                                                                                                           3,529,000
Multimedia - 0.4%
         2,100,000    LBI Media, Inc., 10.125% company guaranteed notes, due 7/15/12                                       2,341,500
Music - 0.9%
         3,000,000    WMG Holdings Corp., 6.905% senior notes, due 12/15/11 (144A) (omega)                                 3,030,000
         3,250,000    WMG Holdings Corp., 0% senior discounted notes, due 12/15/14 (144A)(omega)                           2,169,375
                                                                                                                           5,199,375
Non-Hazardous Waste Disposal - 0.5%
         1,150,000    Allied Waste North America, Inc., 7.625% company guaranteed notes, due 1/1/06                        1,175,875
         1,900,000    Allied Waste North America, Inc., 6.375% secured notes, due 4/15/11                                  1,786,000
                                                                                                                           2,961,875
Office Automation and Equipment - 0.8%
         1,650,000    Xerox Capital Trust I, 8.00% company guaranteed notes, due 2/1/27                                    1,720,125
         2,600,000    Xerox Corp., 6.875% senior notes, due 8/15/11 (144A)                                                 2,743,000
                                                                                                                           4,463,125
Oil - Field Services - 1.2%
         3,050,000    Hanover Compressor Co., 4.75% convertible senior notes, due 3/15/08                                  2,928,000
         2,500,000    Hanover Compressor Co., 8.625% company guaranteed notes, due 12/15/10                                2,700,000
           750,000    Hanover Compressor Co., 9.00% senior notes, due 6/1/14                                                 825,000
                                                                                                                           6,453,000
Oil Companies - Exploration and Production - 3.5%
         2,150,000    Chesapeake Energy Corp., 7.50% senior notes, due 9/15/13                                             2,343,500
         1,500,000    El Paso Production Holding Co., 7.75% company guaranteed notes, due 6/1/13                           1,560,000
         2,000,000    Energy Partners, Ltd., 8.75% company guaranteed notes, due 8/1/10                                    2,170,000
           775,000    Evergreen Resources, Inc., 5.875% senior subordinated notes, due 3/15/12                               802,796
         3,000,000    Forest Oil Corp., 8.00% senior notes, due 6/15/08                                                    3,258,750
         3,900,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11                                                   4,421,624
           800,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                             914,000
         2,250,000    Stone Energy Corp., 8.25% senior subordinated notes, due 12/15/11                                    2,418,750
         1,450,000    Swift Energy Co., 9.375% senior subordinated notes, due 5/1/12                                       1,609,500
                                                                                                                          19,498,920
Oil Companies - Integrated - 2.6%
           750,000    Amerada Hess Corp., 7.125% notes, due 3/15/33                                                          858,253
         4,000,000    Coastal Corp., 6.50% debentures, due 6/1/08                                                          4,029,999
         4,100,000    El Paso CGP Co., 7.42% notes, due 2/15/37                                                            3,731,000
         1,250,000    El Paso CGP Co., 7.625% notes, due 9/1/08                                                            1,296,875
         1,650,000    El Paso CGP Co., 6.375% notes, due 2/1/09                                                            1,647,938
           800,000    El Paso CGP Co., 7.75% notes, due 6/15/10                                                              831,000
         1,750,000    El Paso CGP Co., 9.625% debentures, due 5/15/12                                                      1,940,313
                                                                                                                          14,335,378
Oil Refining and Marketing - 0.4%
           975,000    Enterprise Products Operating L.P., 4.625% senior notes, due 10/15/09 (144A)                           972,685
         1,000,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14 (144A)                          1,024,707
                                                                                                                           1,997,392
Paper and Related Products - 2.0%
         1,200,000    Abitibi-Consolidated, Inc., 5.99% notes, due 6/15/11(omega)                                          1,230,000
         2,500,000    Boise Cascade LLC, 7.125% senior subordinated notes, due 10/15/14 (144A)                             2,618,750
         4,000,000    Georgia-Pacific Corp., 9.50% debentures, due 12/1/11                                                 4,930,000
         1,600,000    Georgia-Pacific Corp., 9.375% company guaranteed notes, due 2/1/13                                   1,842,000
           400,000    Neenah Paper, Inc., 7.375% senior notes, due 11/15/14 (144A)                                           402,000
                                                                                                                          11,022,750
Pipelines - 3.9%
         1,000,000    ANR Pipeline, Co., 8.875% notes, due 3/15/10                                                         1,112,500
           800,000    Dynegy Holdings, Inc., 6.875%, senior notes, due 4/1/11                                                744,000
         1,000,000    Dynegy Holdings, Inc., 8.75% senior notes, due 2/15/12                                               1,005,000
         3,250,000    Dynegy Holdings, Inc., 10.125% secured notes, due 7/15/13 (144A)ss.                                  3,607,499
         1,000,000    El Paso Corp., 7.00% senior notes, due 5/15/11                                                       1,005,000
         2,000,000    El Paso Corp., 7.875% notes, due 6/15/12                                                             2,080,000
         3,150,000    Northwest Pipeline Corp., 8.125% company guaranteed notes, due 3/1/10                                3,476,813
         2,550,000    Southern Natural Gas Co., 8.875% notes, due 3/15/10                                                  2,836,875
         3,250,000    Transcontinental Gas Pipe Line Corp., 7.00% notes, due 8/15/11                                       3,558,750
         1,250,000    Utilicorp Canada Finance Corp., 7.75% company guaranteed notes, due 6/15/11                          1,293,750
           750,000    Williams Companies, Inc., 7.75% notes, due 6/15/31                                                     825,000
                                                                                                                          21,545,187
Poultry - 0.4%
         1,780,000    Pilgrim's Pride Corp., 9.625% company guaranteed notes, due 9/15/11                                  1,978,025
Printing - Commercial - 0.1%
           750,000    Cenveo Corp., 7.875% senior subordinated notes, due 12/1/13                                            656,250
Private Corrections - 0.3%
         1,500,000    Corrections Corporation of America, 7.50% senior notes, due 5/1/11                                   1,595,625
Publishing - Periodicals - 1.5%
           600,000    Advertising Directory Solutions Holdings, Inc., 9.25% senior notes, due 11/15/12
                      (144A)                                                                                                 633,000
           800,000    CBD Media, Inc., 8.625% company guaranteed notes, due 6/1/11                                           836,000
         1,250,000    CBD Media Holdings LLC, 9.25% senior notes, due 7/15/12 (144A)                                       1,281,250
         1,600,000    Dex Media West Finance Co., 5.875% senior notes, due 11/15/11 (144A)                                 1,564,000
         3,850,000    Dex Media, Inc., 8.00% notes, due 11/15/13                                                           4,090,625
                                                                                                                           8,404,875
Real Estate Management/Services - 0.5%
         2,400,000    LNR Property Corp., 7.625% senior subordinated notes, due 7/15/13                                    2,748,000
Recycling - 0.3%
         1,400,000    IMCO Recycling, Inc., 10.375% secured notes, due 10/15/10                                            1,575,000
REIT - Health Care - 0.4%
         2,050,000    Senior Housing Properties Trust, 8.625% senior notes, due 1/15/12                                    2,331,875
REIT - Hotels - 0.6%
         1,250,000    La Quinta Properties, Inc., 8.875% senior notes, due 3/15/11                                         1,379,688
         1,000,000    La Quinta Properties, Inc., 7.00% senior notes, due 8/15/12                                          1,045,000
           750,000    MeriStar Hospitality Corp., 9.00% company guaranteed notes, due 1/15/08                                791,250
           300,000    MeriStar Hospitality Operating Finance Corp., 10.50% company guaranteed notes, due
                      6/15/09                                                                                                324,750
                                                                                                                           3,540,688
Rental Auto/Equipment - 0.2%
         1,000,000    United Rentals North America, Inc, 7.75% senior subordinated notes, due 11/15/13                       972,500
Resorts and Theme Parks - 0.5%
         1,800,000    Booth Creek Ski Holdings, Inc., 12.50% company guaranteed notes, due 3/15/07                         1,818,000
           800,000    Intrawest Corp., 7.50% senior notes, due 10/15/13 (144A)                                               840,000
                                                                                                                           2,658,000
Retail - Automobile - 0.4%
         1,900,000    Group 1 Automotive, Inc., 8.25% senior subordinated notes, due 8/15/13                               1,995,000
Retail - Drug Store - 1.3%
         1,500,000    Jean Coutu Group (PJC), Inc., 7.625% senior notes, due 8/1/12 (144A)                                 1,560,000
         2,600,000    Jean Coutu Group (PJC), Inc., 8.50% senior subordinated notes, due 8/1/14 (144A)                     2,593,500
         1,250,000    Rite Aid Corp., 6.125% notes, due 12/15/08 (144A)(omega)                                             1,162,500
         1,850,000    Rite Aid Corp., 7.50% secured notes, due 1/15/15 (144A)                                              1,822,250
                                                                                                                           7,138,250
Retail - Major Department Stores - 0.4%
         2,000,000    J.C. Penney Company, Inc., 8.125% debentures, due 4/1/27                                             2,170,000
Retail - Propane Distribution - 0.6%
         2,300,000    Ferrellgas Partners, L.P., 8.75% senior notes, due 6/15/12                                           2,461,000
           850,000    Ferrellgas, L.P., 6.75% senior notes, due 5/1/14                                                       845,750
                                                                                                                           3,306,750
Retail - Regional Department Stores - 0.4%
         2,325,000    Dillard's, Inc., 6.625% notes, due 11/15/08                                                          2,394,750
Retail - Restaurants - 0.4%
         2,000,000    VICORP Restaurants, Inc., 10.50% senior notes, due 4/15/11                                           2,035,000
Rubber - Tires - 1.3%
         3,550,000    Goodyear Tire & Rubber Co., 8.50% notes, due 3/15/07                                                 3,763,000
         3,300,000    Goodyear Tire & Rubber Co., 7.857% notes, due 8/15/11                                                3,333,000
                                                                                                                           7,096,000
Satellite Telecommunications - 0.7%
           425,000    INTELSAT Bermuda, Ltd., 7.79375% senior notes, due 1/15/12 (144A)(omega)                               437,750
           750,000    INTELSAT Bermuda, Ltd., 8.25% senior notes, due 1/15/13 (144A)                                         776,250
         1,500,000    INTELSAT Bermuda, Ltd., 8.625% senior notes, due 1/15/15 (144A)                                      1,561,874
           750,000    INTELSAT, Ltd., 7.625% notes, due 4/15/12                                                              683,438
           375,000    INTELSAT, Ltd., 6.50% notes, due 11/1/13                                                               314,063
                                                                                                                           3,773,375
Semiconductor Equipment - 0.1%
           375,000    Amkor Technology, Inc., 9.25% senior notes, due 2/15/08                                                371,250
Soap and Cleaning Preparations - 0.1%
           750,000    Church & Dwight Company, Inc., 6.00% senior subordinated notes, due 12/15/12 (144A)                    757,500
Special Purpose Entity - 4.8%
         1,900,000    Affinia Group, Inc., 9.00% company guarantee, due 11/30/14 (144A)                                    1,957,000
           800,000    Harvest Operations Corp., 7.875% senior notes, due 10/15/11 (144A)                                     808,000
           800,000    Interactive Health LLC, 7.75% senior notes, due 4/1/11 (144A)(omega),ss.                               736,000
         1,250,000    Jostens Holding Corp., 7.625% company guaranteed notes, due 10/1/12 (144A)                           1,271,875
           300,000    K&F Acquisition, Inc., 7.75% senior subordinated notes, due 11/15/14 (144A)                            298,500
           900,000    Rainbow National Services LLC, 10.375% senior subordinated debentures, due 9/1/14
                      (144A)                                                                                               1,055,250
         1,600,000    Riddell Bell Holdings, Inc., 8.375% senior subordinated notes, due 10/1/12 (144A)                    1,648,000
           430,000    Standard Aero Holdings, Inc., 8.25% senior subordinated notes, due 9/1/14 (144A)                       462,250
        12,729,532    Targeted Return Index Securities, 8.218% secured notes, due 8/1/15 (144A) (omega)                   13,684,246
         1,250,000    Vanguard Health Holdings II, 9.00% senior subordinated notes, 10/1/14 (144A)                         1,337,500
         1,850,000    Virgin River Casino Corp., 9.00% secured notes, due 1/15/12 (144A)                                   1,933,250
         1,950,000    Virgin River Casino Corp., 0% senior subordinated notes, due 1/15/13 (144A)(omega),ss.               1,226,063
                                                                                                                          26,417,934
Steel - Producers - 1.1%
         2,250,000    AK Steel Holding Corp., 7.875% company guaranteed notes, due 2/15/09                                 2,306,250
           750,000    Edgen Acquisition Corp., 9.875% secured notes, due 2/1/11 (144A)                                       757,500
         2,523,000    United States Steel Corp., 9.75% senior notes, due 5/15/10                                           2,882,528
                                                                                                                           5,946,278
Telecommunication Equipment - 0.4%
         2,750,000    Eschelon Operating Co., 8.375% company guaranteed notes, due 3/15/10                                 2,337,500
Telecommunication Services - 2.1%
         2,739,129    Calpoint Receivable Structured Trust 2001, 7.44% notes, due 12/10/06 (144A)ss.                       2,766,520
           750,000    Cincinnati Bell Telephone Co., 6.30% company guaranteed notes, due 12/1/28                             688,125
         2,200,000    Qwest Corp., 7.875% senior notes, due 9/1/11 (144A)                                                  2,354,000
         4,750,000    Qwest Corp., 8.875% notes, due 3/15/12 (144A)                                                        5,403,125
           475,000    US WEST Communications, Inc., 5.625% notes, due 11/15/08                                               476,781
                                                                                                                          11,688,551
Telephone - Integrated - 3.2%
           850,000    AT&T Corp., 6.00% notes, due 3/15/09                                                                   898,875
           850,000    AT&T Corp., 7.30% senior notes, due 11/15/11                                                           986,000
         4,150,000    Cincinnati Bell, Inc., 8.375% senior subordinated notes, due 1/15/14                                 4,243,375
         1,600,000    Citizens Communications Co., 6.25% senior notes, due 1/15/13 (144A)                                  1,596,000
         1,150,000    Level 3 Communications, Inc., 10.75% senior notes, due 10/15/11 (144A)                                 991,875
           900,000    MCI Communications Corp., 6.908% senior notes, due 5/1/07 (omega)                                      920,250
           500,000    Qwest Capital Funding, Inc., 7.90% company guaranteed notes, due 8/15/10                               491,250
         1,100,000    Qwest Communications International, Inc., 6.04% senior notes, due 2/15/09 (144A)(omega),ss.          1,116,500
           475,000    Qwest Communications International, Inc., 7.50% senior notes, due 2/15/11 (144A) (omega)               486,875
         2,000,000    Qwest Communications International, Inc., 7.75% senior notes, due 2/15/14 (144A) (omega)             2,035,000
         2,400,000    Qwest Services Corp., 13.50% notes, due 12/15/10 (144A)                                              2,850,000
         1,100,000    Time Warner Telecommunications, L.L.C., 9.75% senior notes, due 7/15/08                              1,105,500
                                                                                                                          17,721,500
Television - 0.4%
         2,000,000    Videotron Ltee, 6.875% senior notes, due 1/15/14 (144A)                                              2,042,500
Theaters - 1.4%
         1,700,000    LCE Acquisition Corp., 9.00% company guaranteed notes, due 8/1/14 (144A)                             1,780,750
         5,400,000    Marquee Holdings, Inc., 0% senior discount notes, due 8/15/14 (144A)(omega)                          3,672,000
         1,300,000    Marquee, Inc., 6.54%, senior notes, due 8/15/10 (144A)(omega)                                        1,360,125
         1,000,000    Marquee, Inc., 8.625% senior notes, due 8/15/12 (144A)                                               1,085,000
                                                                                                                           7,897,875
Transportation - Marine - 2.1%
         3,150,000    General Maritime Corp., 10.00% senior notes, due 3/15/13                                             3,598,875
         1,950,000    H-Lines Finance Holding Corp., 0% senior discount notes, due 4/1/13 (144A)(omega)                    1,384,500
         1,000,000    Horizon Lines LLC, 9.00% notes, due 11/1/12 (144A)                                                   1,060,000
         1,150,000    OMI Corp., 2.875% senior notes, due 12/1/24 (144A)                                                   1,128,438
         4,250,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13                                   4,335,000
                                                                                                                          11,506,813
Wireless Equipment - 0.7%
         1,200,000    American Tower Corp., 7.50% senior notes, due 5/1/12                                                 1,233,000
         2,650,000    American Tower Corp., 7.125% senior notes, due 10/15/12 (144A)                                       2,663,250
                                                                                                                           3,896,250
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $528,040,806)                                                                                547,265,018
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Publishing - Periodicals - 0.5%
            29,000    Primedia, Inc., Series D, 10.00% (cost $2,849,006)                                                   2,900,000
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
Casino Services - 0.2%
           166,722    Mikohn Gaming Corp. - expires 08/15/08*,(beta),(sigma) (cost $167)                                     920,305
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $530,889,979) - 100%                                                                      $551,085,323
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bahamas                              $    2,616,000                   0.5%
Bermuda                                  10,279,375                   1.9
Canada                                   21,718,375                   3.9
France                                    7,536,125                   1.4
Ireland                                   1,303,125                   0.3
Liberia                                   3,390,000                   0.6
Marshall Islands                          4,727,313                   0.9
Singapore                                 1,856,250                   0.3
United Kingdom                            4,859,250                   0.9
United States                           492,799,510                  89.3

                      Total          $  551,085,323                 100.0%
                                     ==============                 =====

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trusts

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

(omega)           Rate is subject to change. Rate shown reflects current rate.

(beta)            Security is illiquid.

(sigma)           Schedule of Fair Valued Securities.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

ss. Schedule of Restricted and Illiquid Securities

--------------------------------------------------------------------------------------------------------------------------------
                                                       Acquisition            Acquisition                         Value as a %
                                                          Date                   Cost              Value         of Market Value
--------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                        2/9/04 - 4/2/04           $  3,141,625     $  3,504,375               0.6%
Calpoint Receivable Structured Trust 2001, 7.44%
    notes, due 12/10/06 (144A)                      9/22/03 - 8/24/04             2,669,528        2,766,520               0.5%
Dynegy Holdings, Inc., 10.125%
    secured notes, due 7/15/13 (144A)              8/04/04 - 12/28/04             3,645,625        3,607,499               0.7%
Elan Pharmaceutical Investments, Ltd., 7.62%
    company guaranteed notes, due 3/15/05 (144A)         3/4/04                     155,824          154,285               0.0%
Interactive Health LLC, 7.25%
    senior notes, due 4/1/11 (144A)                      3/19/04                    643,392          736,000               0.1%
Qwest Communications International, Inc., 6.04%
    senior notes, due 2/15/09 (144A)                8/25/04 - 9/03/04             1,031,750        1,116,500               0.2%
Virgin River Casino Corp., 0%
    senior subordinated notes, due 1/15/13 (144A)   12/10/04 -1/19/05             1,189,900        1,226,063               0.2%
--------------------------------------------------------------------------------------------------------------------------------
                                                                              $  12,477,644     $ 13,111,242               2.3%
--------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

Janus Institutional Cash Reserves Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 14.2%
        25,000,000    ABN AMRO Bank N.V., New York, 1.33%, 2/28/05                                                    $   25,000,000
        25,000,000    HSH Nordbank A.G., New York, 2.345%, 9/9/05                                                         24,997,762
        25,000,000    Landesbank Baden-Wurttemberg, New York, 2.00%, 5/11/05                                              24,999,663
        20,000,000    Natexis Banques Populaires, New York, 1.36%, 3/31/05                                                20,000,000
        10,000,000    Natexis Banques Populaires, New York, 2.66%, 11/9/05                                                 9,999,620
        15,000,000    Natexis Banques Populaires, New York, 3.18%, 1/27/06                                                15,000,000
        25,000,000    Norddeutsche Landesbank Girozentrale, New York, 2.48%, 10/12/05                                     24,997,430
        10,000,000    Norddeutsche Landesbank Girozentrale, New York, 3.0275%, 12/30/05                                   10,000,000
        25,000,000    Societe Generale, New York, 1.45%, 2/2/05                                                           25,000,000
        25,000,000    Societe Generale, New York, 1.35%, 2/28/05                                                          25,000,000
        20,000,000    Societe Generale, New York, 1.48%, 4/6/05                                                           20,000,000
        20,000,000    US Bank NA, 2.31%, 7/27/05                                                                          19,999,045
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $244,993,520)                                                                        244,993,520
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 7.9%
        20,000,000    BTM Capital Corp., 2.40%, 2/8/05 (144A)                                                             19,990,667
        15,000,000    Check Point Charlie, Inc., 2.40%, 2/10/05 (144A)                                                    14,991,000
        25,000,000    Check Point Charlie, Inc., 2.45%, 2/16/05 (Section 4(2))                                            24,974,479
        25,203,000    Manhattan Asset Funding Co. LLC, 2.60%, 4/13/05 (Section 4(2))                                      25,073,765
        15,281,000    Rhineland Funding Capital Corp., 2.38%, 2/14/05 (144A)                                              15,267,867
        15,000,000    Rhineland Funding Capital Corp., 2.44%, 2/23/05 (Section 4(2))                                      14,977,633
        11,000,000    Rhineland Funding Capital Corp., 2.53%, 3/22/05 (Section 4(2))                                      10,962,120
        10,000,000    Rhineland Funding Capital Corp., 2.58%, 3/29/05 (Section 4(2))                                       9,959,400
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $136,196,931)                                                                               136,196,931
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 52.8%
         1,880,000    A.E. Realty. LLC, Series 2003, 2.65%, 10/1/23                                                        1,880,000
         3,250,000    Alexander City, Alabama Special Care Facilities Financing Authority Revenue,(Russell
                      Hospital), Series B, 2.51%, 10/1/23                                                                  3,250,000
         8,800,000    American Health Centers, Inc., Series 2001, 2.68%, 3/1/19                                            8,800,000
         2,765,000    Arbor View III LLC, Series 2001-A 2.51%, 8/1/28                                                      2,765,000
        25,000,000    Ares VII CLO Ltd., Class A-1A, 2.26%, 5/8/15 (144A)ss.                                              25,000,000
        20,000,000    Associated Bank N.A., Green Bay, 2.46%, 3/11/05                                                     19,999,790
        25,000,000    Blue Heron Funding II, Ltd., Class A, 2.55%, 3/18/05 (144A)                                         25,000,000
        50,000,000    Blue Heron Funding VI, Ltd., Class A-1, 2.5337%, 5/18/05 (144A)                                     50,000,000
        25,000,000    Blue Heron Funding VII, Ltd., Series 7A, Class A-1, 2.02%, 5/27/05 (144A)                           25,000,000
        17,000,000    Brooklyn Tabernacle, 2.60%, 4/1/24                                                                  17,000,000
         3,972,700    Campus Research Corp., 2.67%, 6/1/13                                                                 3,972,700
         2,800,000    Capel, Inc., 2.60%, 9/1/09                                                                           2,800,000
         5,010,000    Colonial Acquisitions, Inc., 2.68%, 2/1/23                                                           5,010,000
         4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A,
                      2.6088%, 7/1/35                                                                                      4,350,000
         6,000,000    Colorado Natural Gas, Inc., Series 2004, 2.55%, 7/1/32                                               6,000,000
        10,000,000    Cornerstone Bank, 2.67%, 1/1/25                                                                     10,000,000
         7,000,000    Cornerstone Bank, 2.57%, 1/1/29                                                                      7,000,000
         5,860,000    Courtesy Realty LLC, Series 2002, 2.68%, 12/1/17                                                     5,860,000
         8,085,000    Crozer-Keystone Health Systems, 2.60%, 12/15/21                                                      8,085,000
         8,000,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A,
                      2.6088%, 5/1/39                                                                                      8,000,000
         9,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A,
                      2.5588% 6/1/27                                                                                       9,100,000
        11,385,000    Edison Chouet Offshore LLC, 2.68%, 2/1/14                                                           11,385,000
        70,000,000    EMC Mortgage Corp. (same day put), 2.66%, 5/6/05                                                    70,000,000
         5,000,000    H.C. Equities L.P., 2.55%, 12/1/23                                                                   5,000,000
        10,130,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health Center),Program
                      E-1, Variable Rate, 2.76%, 10/1/29                                                                  10,130,000
         3,000,000    Illinois Health Facilities Authority Revenue, (Villa St. Benedict), Series C, 2.60%,
                      11/15/10                                                                                             3,000,000
         4,250,000    J.D. Parks and Lissa Parks, Series 2002, 2.68%, 6/1/22                                               4,250,000
       100,000,000    J.P. Morgan Securities, Inc. (seven day put), 2.58%, 4/22/05                                       100,000,000
         7,800,000    Jasper, Morgan, Newton and Walton Counties, Georgia Joint Development Authority
                      Revenue, (Industrial Park Project), 2.62%, 12/1/20                                                   7,800,000
        20,000,000    K2 (USA) LLC, 2.41%, 6/20/05 (144A)                                                                 20,000,000
        55,000,000    Lehman Brothers, Inc. (90 day put), 2.68%, 2/2/05(beta)                                             55,000,000
        60,000,000    Lehman Brothers, Inc. (same day put), 2.65%, 3/17/05                                                60,000,000
         7,725,000    Lock-N-Store, Inc., Series 2002, 2.81%, 9/1/22                                                       7,725,000
        15,815,000    Louisiana Local Government Authority (Environmental Facilities Community
                      Development Center), 2.76%, 3/1/11                                                                  15,815,000
         9,305,000    Luxor Management Company, 2.68%, 4/1/18                                                              9,305,000
         8,080,000    McElroy Metal Mill, Inc., Series 2003, 2.68%, 7/1/18                                                 8,080,000
        75,000,000    Merrill Lynch & Company, Inc. (seven day put), 2.65%, 3/28/05                                       75,000,000
        10,485,000    Mississippi Business Finance Corp., 2.68%, 12/1/22                                                  10,485,000
         5,555,000    Montgomery, Alabama Downtown Redevelopment Authority Capital Improvement
                      Revenue, 2.51%, 11/1/18                                                                              5,555,000
         4,700,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.),
                      Series A, 2.62%, 9/1/14                                                                              4,700,000
         5,185,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project), Series
                      2002, 2.60%, 9/1/27                                                                                  5,185,000
        19,282,678    Park Place Securities LLC, 2.58%, 1/25/35 (144A)ss.                                                 19,282,678
        20,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 2.50%, 10/15/38 (144A)                    20,000,000
        20,000,000    Rhineland Funding Capital Corp., 2.42%, 4/1/05 (Section 4(2))                                       20,000,000
        13,300,000    Russell Lands, Inc., Series 2002, 2.68%, 8/1/12                                                     13,300,000
        11,050,000    Safe Mini Storage Development LLC, Series 2002, 2.70%, 10/1/17                                      11,050,000
         6,100,000    Stone-Lee Partners LLC, 2.60%, 3/1/21                                                                6,100,000
         7,000,000    Tennessee Aluminum Processors, Inc., 2.56%, 5/1/14                                                   7,000,000
         4,217,000    TOG Properties LLC, 2.68%, 9/1/18                                                                    4,217,000
        13,800,000    Village Green Finance Co., 2.55%, 11/1/22                                                           13,800,000
         5,700,000    Virginia Health Services, 2.55%, 1/1/18                                                              5,700,000
         3,935,000    Watertown Crossing LLC, 2.70%, 5/1/27                                                                3,935,000
         9,670,000    West Park Apartments and Cedar Pines Apartments, Series 2002, 2.60%, 9/1/22                          9,670,000
        32,000,000    Westchester County, New York Industrial Development Agency, (Fortwest II Facility),
                      Series 2002, 2.60%, 5/1/32                                                                          32,000,000
         5,000,000    Wiley Properties, 2.50%, 12/1/22                                                                     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $908,342,168)                                                                            908,342,168
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 23.4%
        50,000,000    Bear Stearns & Company, Inc., 2.57%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $50,003,569
                        collateralized by $78,551,000
                        in Collateralized Mortgage Obligations
                        2.89% - 5.5002%, 8/25/33 - 10/25/34
                        with a value of $51,003,581                                                                       50,000,000

        93,000,000    Citigroup Global Markets, Inc., 2.67%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $93,006,898
                        collateralized by $104,388,332
                        in Medium-Term Notes
                        0% - 0.001%, 5/14/30 - 12/22/34
                        with a value of $104,227,628                                                                      93,000,000

       258,800,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $258,818,260
                        collateralized by $1,553,549,641
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45
                        with a value of $263,976,000                                                                     258,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $401,800,000)                                                                          401,800,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.7%
        19,000,000    CC USA, Inc., 1.475%, 4/18/05 (144A)                                                                19,000,000
        10,000,000    CC USA, Inc., 2.79%, 11/22/05 (144A)                                                                10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $29,000,000)                                                                       29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,720,332,619) - 100%                                                                  $1,720,332,619
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

(beta)            Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

---------------------------------------------------------------------------------------------------------------------------
                                                Acquisition            Acquisition                            Value as a %
                                                   Date                   Cost                Value         of Market Value
---------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Ares VII CLO Ltd., Class A-1A
    2.26%, 5/8/15 (144A)                          4/23/03             $  25,000,000       $  25,000,000               1.5%
Park Place Securities LLC
    2.58%, 1/25/35 (144A)                         12/8/04                20,000,000          19,282,678               1.1%
---------------------------------------------------------------------------------------------------------------------------
                                                                      $  45,000,000       $  44,282,678               2.6%
---------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Mercury Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.4%
Advertising Sales - 0.9%
           957,410    Lamar Advertising Co.*                                                                          $   41,149,482
Aerospace and Defense - 1.3%
         1,008,000    Lockheed Martin Corp.                                                                               58,272,480
Agricultural Operations - 0.3%
           427,225    Delta and Pine Land Co.                                                                             12,577,504
Applications Software - 2.5%
         4,288,530    Microsoft Corp.                                                                                    112,702,568
Athletic Footwear - 1.6%
           817,800    NIKE, Inc. - Class B                                                                                70,846,014
Audio and Video Products - 0.9%
           320,960    Harman International Industries, Inc.                                                               39,044,784
Automotive - Cars and Light Trucks - 0.5%
           514,203    BMW A.G.**                                                                                          21,670,337
Broadcast Services and Programming - 5.7%
         1,414,885    Clear Channel Communications, Inc.                                                                  45,884,721
        20,496,088    Liberty Media Corp. - Class A*                                                                     213,979,158
                                                                                                                         259,863,879
Building Products - Air and Heating - 0.5%
           547,775    American Standard Companies, Inc.*                                                                  21,932,911
Cable Television - 3.6%
         2,579,175    Comcast Corp. - Special Class A*                                                                    81,527,722
           813,355    EchoStar Communications Corp. - Class A                                                             24,815,461
         1,271,050    Liberty Media International, Inc. - Class A*                                                        57,553,144
                                                                                                                         163,896,327
Cellular Telecommunications - 0.4%
           873,240    Nextel Partners, Inc. - Class A*,#                                                                  17,368,744
Chemicals - Specialty - 1.8%
            75,454    Givaudan S.A.**                                                                                     47,615,061
           244,497    Syngenta A.G.*,**                                                                                   26,311,457
           351,670    Syngenta A.G. (ADR)*,**                                                                              7,560,905
                                                                                                                          81,487,423
Computers - 1.4%
         1,542,995    Dell, Inc.*                                                                                         64,435,471
Cosmetics and Toiletries - 1.2%
         1,312,060    Avon Products, Inc.                                                                                 55,395,173
Data Processing and Management - 0.7%
           692,225    Automatic Data Processing, Inc.#                                                                    30,097,943
Diversified Operations - 7.4%
           529,665    General Electric Co.                                                                                19,136,796
           920,555    Louis Vuitton Moet Hennessy S.A.**,#                                                                63,959,095
           439,855    Pentair, Inc.#                                                                                      19,494,374
         3,155,724    Smiths Group PLC                                                                                    50,086,598
         5,098,415    Tyco International, Ltd. (New York Shares)                                                         184,256,717
                                                                                                                         336,933,580
E-Commerce/Products - 0.5%
           472,365    Amazon.com, Inc.*,#                                                                                 20,415,615
E-Commerce/Services - 0.3%
           159,235    eBay, Inc.*                                                                                         12,977,653
Electric Products - Miscellaneous - 2.3%
           218,046    Samsung Electronics Company, Ltd.**                                                                105,248,922
Electronic Components - Semiconductors - 2.5%
           346,843    Freescale Semiconductor, Inc. - Class B*                                                             6,059,347
         4,582,245    Texas Instruments, Inc.                                                                            106,353,907
                                                                                                                         112,413,254
Entertainment Software - 1.3%
           942,000    Electronic Arts, Inc.*,#                                                                            60,608,280
Finance - Credit Card - 1.1%
         1,821,115    MBNA Corp.                                                                                          48,405,237
Finance - Investment Bankers/Brokers - 5.5%
         1,483,213    Citigroup, Inc.                                                                                     72,751,598
           430,265    Goldman Sachs Group, Inc.                                                                           46,404,080
         3,516,370    JPMorgan Chase & Co.                                                                               131,266,092
                                                                                                                         250,421,770
Finance - Mortgage Loan Banker - 2.3%
           268,990    Fannie Mae                                                                                          17,371,374
         1,309,130    Freddie Mac                                                                                         85,473,098
                                                                                                                         102,844,472
Finance - Other Services - 0.2%
            33,405    Chicago Mercantile Exchange Holdings, Inc.#                                                          7,165,373
Financial Guarantee Insurance - 1.2%
           868,240    MGIC Investment Corp.                                                                               55,480,536
Food - Retail - 0.7%
           355,300    Whole Foods Market, Inc.#                                                                           31,770,926
Hospital Beds and Equipment - 0.6%
           412,595    Kinetic Concepts, Inc.*                                                                             26,818,675
Hotels and Motels - 2.9%
         2,257,175    Starwood Hotels & Resorts Worldwide, Inc.                                                          130,667,861
Independent Power Producer - 0.6%
         2,057,615    Reliant Energy, Inc.*,#                                                                             25,617,307
Internet Security - 0.3%
           518,155    Check Point Software Technologies, Ltd. (New York Shares)*                                          12,580,803
Medical - Biomedical and Genetic - 1.2%
           954,150    Celgene Corp.*                                                                                      26,086,461
           599,330    Genentech, Inc.*                                                                                    28,594,034
                                                                                                                          54,680,495
Medical - Drugs - 5.5%
           874,245    Forest Laboratories, Inc.*                                                                          36,307,395
         1,611,196    Roche Holding A.G.**,#                                                                             171,625,926
           607,481    Sanofi-Aventis**,#                                                                                  45,334,993
                                                                                                                         253,268,314
Medical - HMO - 4.5%
         1,765,045    UnitedHealth Group, Inc.                                                                           156,912,500
           373,065    WellPoint, Inc.*                                                                                    45,327,398
                                                                                                                         202,239,898
Medical Instruments - 0.4%
           321,575    Medtronic, Inc.                                                                                     16,879,472
Medical Products - 0.3%
           271,230    Stryker Corp.                                                                                       13,328,242
Multimedia - 3.9%
         7,130,859    Time Warner, Inc.*                                                                                 128,355,462
         1,593,345    Walt Disney Co.#                                                                                    45,617,467
                                                                                                                         173,972,929
Networking Products - 1.8%
         4,620,745    Cisco Systems, Inc.*                                                                                83,358,240
Oil - Field Services - 0.9%
           871,655    BJ Services Co.#                                                                                    41,883,023
Oil and Gas Drilling - 0.5%
           629,280    Global Santa Fe Corp.#                                                                              22,251,341
Pharmacy Services - 1.9%
         2,221,195    Caremark Rx, Inc.*                                                                                  86,848,725
Printing - Commercial - 0.4%
           493,260    R.R. Donnelley & Sons Co.                                                                           16,499,547
Reinsurance - 3.6%
            54,685    Berkshire Hathaway, Inc. - Class B*                                                                163,732,905
Retail - Building Products - 0.3%
           237,430    Lowe's Companies, Inc.                                                                              13,531,136
Retail - Consumer Electronics - 0.9%
           767,965    Best Buy Company, Inc.                                                                              41,308,837
Retail - Discount - 0.5%
           468,720    Wal-Mart Stores, Inc.                                                                               24,560,928
Retail - Office Supplies - 1.5%
         2,089,238    Staples, Inc.                                                                                       68,401,652
Retail - Pet Food and Supplies - 0.6%
           843,795    PETsMART, Inc.                                                                                      25,507,923
Savings/Loan/Thrifts - 0.5%
         1,451,396    NewAlliance Bancshares, Inc.#                                                                       21,582,259
Semiconductor Components/Integrated Circuits - 1.8%
         2,042,060    Maxim Integrated Products, Inc.                                                                     79,660,761
Steel - Producers - 0.8%
           203,060    POSCO**                                                                                             36,929,000
Telecommunication Equipment - Fiber Optics - 0.6%
         2,663,735    Corning, Inc.*                                                                                      29,141,261
Television - 0.7%
         1,088,365    Univision Communications, Inc. - Class A*,#                                                         29,723,248
Therapeutics - 0.4%
           360,835    Neurocrine Biosciences, Inc.*                                                                       16,508,201
Toys - 0.5%
         1,281,417    Marvel Enterprises, Inc.*                                                                           22,886,108
Transportation - Railroad - 3.3%
         2,513,490    Canadian National Railway Co. (New York Shares)                                                    149,426,981
Transportation - Services - 2.9%
           845,900    C.H. Robinson Worldwide, Inc.#                                                                      43,563,850
           931,955    FedEx Corp.                                                                                         89,141,496
                                                                                                                         132,705,346
Web Portals/Internet Service Providers - 3.0%
         3,874,445    Yahoo!, Inc.*                                                                                      136,419,208
Wireless Equipment - 1.2%
         3,386,460    Motorola, Inc.                                                                                      53,302,880
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,244,486,047)                                                                               4,401,650,164
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
U.S. Government Agency - 0.4%
           286,800    Fannie Mae, 7.00% (cost $14,340,000)                                                                16,195,252
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.5%
                      State Street Navigator Securities Lending
        62,989,189      Prime Portfolio+                                                                                  62,989,189

         6,293,680    Foreign Bonds+                                                                                       6,293,680
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $69,282,869)                                                                                 69,282,869
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.7%
       $31,000,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $31,002,187
                        collateralized by $186,089,795
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45; with a
                        value of $31,620,000 (cost $31,000,000)                                                           31,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,359,108,916) - 100%                                                                  $4,518,128,285
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                   Value       % of Investment Securities

Bermuda                              $   184,256,717               4.1%
Canada                                   149,426,981               3.3
Cayman Islands                            22,251,341               0.5
France                                   109,294,088               2.4
Germany                                   21,670,337               0.5
Israel                                    12,580,803               0.3
South Korea                              142,177,922               3.1
Switzerland                              253,113,349               5.6
United Kingdom                            50,086,598               1.1
United States++                        3,573,270,149              79.1

                         Total       $ 4,518,128,285             100.0%
                                     ===============             =====

++ Includes Short-Term Securities and Other Securities (76.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

                                      Currency     Currency Value    Unrealized
Currency Sold and Settlement Date    Units Sold       in $U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
Euro 3/4/05                             6,080,000  $   7,927,735    $  (615,927)
Euro 4/15/05                           20,100,000     26,227,891     (1,455,301)
South Korean Won 5/12/05           26,200,000,000     25,542,922     (1,787,233)
South Korean Won 5/27/05           16,000,000,000     15,598,224     (1,225,891)
Swiss Franc 4/15/05                    87,500,000     73,944,247     (4,026,881)
--------------------------------------------------------------------------------
Total                                              $ 149,241,019    $(9,111,233)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mercury Fund                                                $555,776,909
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of January 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 78.4%
Advertising Agencies - 0.8%
           400,000    Omnicom Group, Inc.                                                                             $   33,956,000
Agricultural Chemicals - 0.6%
         1,500,000    Agrium, Inc. (New York shares)                                                                      24,210,000
Automotive - Truck Parts and Equipment - Original - 2.0%
           550,000    Lear Corp.                                                                                          29,700,000
           700,000    Magna International, Inc. - Class A (New York Shares)                                               53,018,000
                                                                                                                          82,718,000
Beverages - Wine and Spirits - 0%
            15,900    Brown-Forman Corp. - Class B                                                                           766,857
Brewery - 0.8%
           450,000    Adolph Coors Co. - Class B#                                                                         33,570,000
Broadcast Services and Programming - 1.0%
         4,200,000    Liberty Media Corp. - Class A*                                                                      43,848,000
Building - Residential and Commercial - 0.8%
           305,000    Pulte Homes, Inc.                                                                                   20,154,400
           200,000    Standard Pacific Corp.                                                                              13,306,000
                                                                                                                          33,460,400
Chemicals - Specialty - 1.2%
         1,450,000    Lubrizol Corp.                                                                                      52,243,500
Coal - 0.6%
           700,000    Arch Coal, Inc.                                                                                     25,585,000
Commercial Banks - 0.4%
           400,000    Compass Bancshares, Inc.                                                                            18,732,000
Commercial Services - 0.6%
         1,900,000    ServiceMaster Co.                                                                                   24,491,000
Commercial Services - Finance - 0.7%
           650,000    H&R Block, Inc.#                                                                                    31,401,500
Computers - Memory Devices - 0.0%
            25,700    Imation Corp.                                                                                          886,393
Decision Support Software - 0.2%
           660,300    NetIQ Corp.*                                                                                         7,765,128
Distribution/Wholesale - 1.0%
           350,000    Genuine Parts Co.                                                                                   14,815,500
           450,000    W.W. Grainger, Inc.                                                                                 27,544,500
                                                                                                                          42,360,000
Diversified Operations - 0.9%
           750,000    Dover Corp.                                                                                         28,725,000
           508,600    Federal Signal Corp.#                                                                                8,407,158
                                                                                                                          37,132,158
Diversified Operations - Commercial Services - 0.5%
           900,000    Cendant Corp.                                                                                       21,195,000
E-Commerce/Services - 0.6%
         1,100,000    IAC/InterActiveCorp*,#                                                                              26,653,000
Electronic Components - Miscellaneous - 0.6%
         1,950,000    Vishay Intertechnology, Inc.*                                                                       25,486,500
Electronic Components - Semiconductors - 1.8%
         1,350,000    Fairchild Semiconductor International, Inc.*                                                        19,264,500
         2,400,000    Intersil Corp. - Class A                                                                            35,592,000
           200,000    QLogic Corp.*                                                                                        7,656,000
         1,200,000    Zoran Corp.*,#                                                                                      12,228,000
                                                                                                                          74,740,500
Electronic Design Automation - 0.4%
         1,050,000    Synopsys, Inc.*                                                                                     17,850,000
Engineering - Research and Development Services - 1.4%
         1,173,300    Jacobs Engineering Group, Inc.*                                                                     59,591,907
Enterprise Software/Services - 0.5%
         1,000,000    Sybase, Inc.*                                                                                       19,470,000
Fiduciary Banks - 1.7%
           700,000    Mellon Financial Corp.                                                                              20,545,000
         1,150,000    State Street Corp.                                                                                  51,531,500
                                                                                                                          72,076,500
Finance - Commercial - 0.7%
           700,000    CIT Group, Inc.                                                                                     28,259,000
Finance - Investment Bankers/Brokers - 0.4%
           200,000    Legg Mason, Inc.                                                                                    15,446,000
Food - Diversified - 0.5%
           600,000    H.J. Heinz Co.                                                                                      22,686,000
Food - Wholesale/Distribution - 0.8%
         1,100,000    Supervalu, Inc.                                                                                     34,771,000
Forestry - 0.7%
           850,000    Plum Creek Timber Company, Inc.                                                                     30,362,000
Gas - Distribution - 0.5%
           800,000    ONEOK, Inc.#                                                                                        22,160,000
Health Care Cost Containment - 0.2%
           300,000    McKesson Corp.                                                                                      10,347,000
Hospital Beds and Equipment - 0.6%
           500,000    Hillenbrand Industries, Inc.#                                                                       27,165,000
Hotels and Motels - 0.3%
           450,000    Fairmont Hotels & Resorts, Inc. (New York Shares)#                                                  14,053,500
Human Resources - 1.0%
           900,000    Manpower, Inc.                                                                                      43,785,000
Industrial Gases - 0.5%
           370,000    Air Products and Chemicals, Inc.                                                                    21,796,700
Internet Security - 0.5%
           800,000    Check Point Software Technologies, Ltd. (New York Shares)*                                          19,424,000
Investment Management and Advisory Services - 1.4%
           800,000    Federated Investors, Inc. - Class B                                                                 23,504,000
           200,000    Franklin Resources, Inc.                                                                            13,572,000
         1,050,000    Waddell & Reed Financial, Inc. - Class A#                                                           22,963,500
                                                                                                                          60,039,500
Machinery - Construction and Mining - 0.3%
           475,000    Joy Global, Inc.                                                                                    13,266,750
Machinery - Farm - 1.2%
           750,000    Deere & Co.                                                                                         52,072,500
Medical - Biomedical and Genetic - 0.6%
           550,000    Millipore Corp.*                                                                                    23,941,500
Medical - Drugs - 0.3%
           600,000    Endo Pharmaceuticals Holdings, Inc.*,#                                                              12,606,000
Medical - Generic Drugs - 0.6%
         1,550,000    Perrigo Co.                                                                                         26,582,500
Medical - Hospitals - 1.3%
           300,000    HCA, Inc.#                                                                                          13,356,000
         1,100,000    Health Management Associates, Inc. - Class A#                                                       24,288,000
           100,000    LifePoint Hospitals, Inc.*,#                                                                         3,780,000
           691,000    Province Healthcare Co.*                                                                            15,644,240
                                                                                                                          57,068,240
Medical - Nursing Homes - 0.6%
           700,000    Manor Care, Inc.                                                                                    24,185,000
Medical Instruments - 0.3%
           400,000    Boston Scientific Corp.*                                                                            13,224,000
Medical Labs and Testing Services - 0.5%
           400,000    Laboratory Corporation of America Holdings*,#                                                       19,140,000
Medical Products - 0.8%
           475,000    Henry Schein, Inc.*,#                                                                               32,328,500
Medical Sterilization Products - 0.7%
         1,300,000    Steris Corp.*                                                                                       30,836,000
Multi-Line Insurance - 1.3%
         2,300,000    Old Republic International Corp.                                                                    53,360,000
Multimedia - 1.1%
           700,000    Belo Corp. - Class A#                                                                               16,373,000
           320,000    McGraw-Hill Companies, Inc.                                                                         28,960,000
                                                                                                                          45,333,000
Networking Products - 0.4%
         1,800,000    Foundry Networks, Inc.*                                                                             18,504,000
Non-Hazardous Waste Disposal - 1.0%
           800,000    Republic Services, Inc.                                                                             26,376,000
           592,900    Waste Management, Inc.                                                                              17,194,100
                                                                                                                          43,570,100
Office Automation and Equipment - 0.2%
           600,000    Xerox Corp.*                                                                                         9,528,000
Oil - Field Services - 1.2%
           850,000    BJ Services Co.                                                                                     40,842,500
           350,000    Varco International, Inc.*                                                                          10,713,500
                                                                                                                          51,556,000
Oil and Gas Drilling - 1.7%
           520,000    Nabors Industries, Ltd.*,#                                                                          26,208,000
         1,200,000    Patterson-UTI Energy, Inc.                                                                          23,340,000
           350,000    Precision Drilling Corp.*,#                                                                         23,870,000
                                                                                                                          73,418,000
Oil Companies - Exploration and Production - 5.6%
           370,000    Apache Corp.#                                                                                       20,135,400
           300,000    Cimarex Energy Co.*                                                                                 10,875,000
           700,000    Devon Energy Corp.                                                                                  28,469,000
           350,000    Houston Exploration Co.*                                                                            18,973,500
           775,000    Newfield Exploration Co.*                                                                           47,430,000
           400,000    Noble Energy, Inc.#                                                                                 23,668,000
           350,000    Patina Oil & Gas Corp.#                                                                             12,838,000
           500,000    Pioneer Natural Resources Co.#                                                                      19,195,000
           450,000    Stone Energy Corp.*,#                                                                               19,260,000
           700,000    Unocal Corp.#                                                                                       33,299,000
                                                                                                                         234,142,900
Oil Field Machinery and Equipment - 1.1%
           800,000    Cooper Cameron Corp.*                                                                               45,128,000
Paper and Related Products - 1.7%
           750,000    Rayonier, Inc.                                                                                      33,375,000
         1,000,000    Smurfit-Stone Container Corp.*                                                                      15,040,000
           400,000    Temple-Inland, Inc.#                                                                                25,440,000
                                                                                                                          73,855,000
Pharmacy Services - 1.4%
           250,000    Accredo Health, Inc.*                                                                                7,445,000
         1,700,000    Omnicare, Inc.                                                                                      52,275,000
                                                                                                                          59,720,000
Photo Equipment and Supplies - 0.5%
           600,000    Eastman Kodak Co.#                                                                                  19,854,000
Pipelines - 0.5%
           700,000    Western Gas Resources, Inc.#                                                                        21,315,000
Property and Casualty Insurance - 0.3%
           250,000    Mercury General Corp.#                                                                              14,225,000
Publishing - Newspapers - 1.0%
         1,100,000    Tribune Co.                                                                                         43,978,000
Publishing - Periodicals - 0.2%
           450,000    Reader's Digest Association, Inc.                                                                    7,254,000
Radio - 0.6%
           840,000    Cox Radio, Inc. - Class A*                                                                          13,238,400
           500,000    Westwood One, Inc.*                                                                                 12,075,000
                                                                                                                          25,313,400
Reinsurance - 2.7%
            24,000    Berkshire Hathaway, Inc. - Class B*                                                                 71,858,640
           200,000    Everest Re Group, Ltd.                                                                              17,380,000
           550,000    IPC Holdings, Ltd.#                                                                                 23,215,500
                                                                                                                         112,454,140
REIT - Apartments - 0.7%
           400,000    Archstone-Smith Trust, Inc.#                                                                        13,720,000
           400,000    Home Properties, Inc.                                                                               16,160,000
                                                                                                                          29,880,000
REIT - Diversified - 0.3%
           350,000    Duke Realty Corp.                                                                                   10,885,000
REIT - Office Property - 1.6%
           250,000    Alexandria Real Estate Equities, Inc.#                                                              16,640,000
           600,000    Prentiss Properties Trust                                                                           21,498,000
         1,600,000    Trizec Properties, Inc.                                                                             28,336,000
                                                                                                                          66,474,000
REIT - Regional Malls - 0.4%
           325,000    Macerich Co.                                                                                        18,593,250
REIT - Shopping Centers - 0.2%
           200,000    Weingarten Realty Investors#                                                                         7,150,000
Retail - Apparel and Shoe - 0.9%
           800,000    AnnTaylor Stores Corp.*,#                                                                           17,192,000
           750,000    Talbots, Inc.#                                                                                      20,302,500
                                                                                                                          37,494,500
Retail - Auto Parts - 0.5%
           500,000    Advance Auto Parts, Inc.*                                                                           21,550,000
Retail - Discount - 0.5%
         2,000,000    Big Lots, Inc.*,#                                                                                   22,520,000
Retail - Drug Store - 0.7%
           600,000    CVS Corp.                                                                                           27,810,000
Retail - Major Department Stores - 0.5%
         1,550,000    Saks, Inc.*                                                                                         22,056,500
Retail - Restaurants - 1.0%
           600,000    Bob Evans Farms, Inc.#                                                                              14,616,000
           280,000    Brinker International, Inc.*                                                                        10,530,800
           480,000    Wendy's International, Inc.                                                                         18,825,600
                                                                                                                          43,972,400
Retail - Toy Store - 0.4%
           841,700    Toys R Us, Inc.*,#                                                                                  18,054,465
Rubber - Tires - 0.6%
         1,250,000    Cooper Tire & Rubber Co.#                                                                           27,012,500
Savings/Loan/Thrifts - 3.4%
           850,000    Astoria Financial Corp.                                                                             31,994,000
         1,250,000    Independence Community Bank Corp.                                                                   49,125,000
           399,999    People's Bank#                                                                                      14,811,963
         1,700,000    Washington Federal, Inc.                                                                            44,285,000
                                                                                                                         140,215,963
Semiconductor Components/Integrated Circuits - 0.7%
         2,600,000    Integrated Device Technology, Inc.*                                                                 30,524,000
Steel - Producers - 0.4%
           400,000    Steel Dynamics, Inc.#                                                                               15,120,000
Super-Regional Banks - 2.1%
         1,050,000    PNC Bank Corp.                                                                                      56,563,500
           425,414    SunTrust Banks, Inc.                                                                                30,638,316
                                                                                                                          87,201,816
Telephone - Integrated - 2.5%
           450,000    ALLTEL Corp.#                                                                                       24,768,000
         1,550,000    CenturyTel, Inc.#                                                                                   50,530,000
         1,250,000    IDT Corp. - Class B*,#                                                                              18,300,000
           705,700    IDT Corp.*,#                                                                                        10,042,111
                                                                                                                         103,640,111
Toys - 0.6%
         1,200,000    Mattel, Inc.                                                                                        23,340,000
Transportation - Railroad - 0.4%
         1,000,000    Kansas City Southern*                                                                               17,460,000
Transportation - Services - 1.4%
         2,650,000    Laidlaw International, Inc.*                                                                        57,690,500
Transportation - Truck - 1.4%
           800,000    USF Corp.#                                                                                          26,368,000
         1,500,000    Werner Enterprises, Inc.                                                                            31,980,000
                                                                                                                          58,348,000
Wireless Equipment - 0.3%
         1,550,000    Wireless Facilities, Inc.*,#                                                                        13,206,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,954,526,682)                                                                               3,318,442,578
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.0%
   $   125,000,000    Janus Institutional Cash Reserves Fund
                       2.33% (cost $125,000,000)                                                                         125,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.0%
       210,782,000    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $210,782,000)                                                             210,782,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 4.3%
   $    84,200,000    Bank of America Securities LLC, 2.50%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $84,205,847
                        collateralized by $654,109,419
                        in U.S. Government Agencies
                        0% - 29.09%, 10/15/17 - 12/15/34; with a
                        value of $85,884,000                                                                              84,200,000

        97,400,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $97,406,872
                        collateralized by $584,682,129
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45; with a
                        value of $99,348,000                                                                              97,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $181,600,000)                                                                          181,600,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 9.3%
                      Credit Suisse First Boston, Inc.
       196,000,000     2.50%, 2/1/05                                                                                     196,000,000

                      UBS Finance
       196,000,000     2.50%, 2/1/05                                                                                     196,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $392,000,000)                                                                                  392,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,863,908,682) - 100%                                                                  $4,227,824,578
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                Value          % of Investment Securities

Bermuda                          $   66,803,500                    1.5%
Canada                              115,151,500                    2.8
Israel                               19,424,000                    0.5
United States++                   4,026,445,578                   95.2

Total                            $4,227,824,578                  100.0%
                                 ==============                  =====

++Includes Short-Term Securities and Other Securities (73.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

REIT              Real Estate Investment Trusts

*                 Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency Contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                          $210,782,000
--------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 10.2%
        25,000,000    ABN AMRO Bank N.V., New York, 1.33%, 2/28/05                                                        25,000,000
        45,000,000    ABN AMRO Bank N.V., New York, 1.47%, 4/14/05                                                        45,000,000
        50,000,000    Credit Lyonnais Bank, New York, 1.71%, 4/25/05                                                      50,000,000
        25,000,000    HSH Nordbank A.G., New York, 2.345%, 9/9/05                                                         24,997,762
        25,000,000    Landesbank Baden-Wurttemberg, New York, 2.00%, 5/11/05                                              24,999,663
        25,000,000    Landesbank Hessen Thurin Girozentrale, New York, 1.40%, 2/2/05                                      25,000,035
        30,000,000    Natexis Banques Populaires, New York, 1.36%, 3/31/05                                                30,000,000
        50,000,000    Natexis Banques Populaires, New York, 2.66%, 11/9/05                                                49,998,101
        35,000,000    Natexis Banques Populaires, New York, 3.18%, 1/27/06                                                35,000,000
        50,000,000    Norddeutsche Landesbank Girozentrale, New York, 2.305%, 9/7/05                                      49,994,084
        50,000,000    Norddeutsche Landesbank Girozentrale, New York, 2.48%, 10/12/05                                     49,994,859
        40,000,000    Norddeutsche Landesbank Girozentrale, New York, 3.0275%, 12/30/05                                   40,000,000
        50,000,000    Royal Bank of Scotland, New York, 2.235%, 6/14/05                                                   49,997,291
        25,000,000    Societe Generale, New York, 1.45%, 2/2/05                                                           25,000,000
        25,000,000    Societe Generale, New York, 1.35%, 2/28/05                                                          25,000,000
        50,000,000    Societe Generale, New York, 1.48%, 4/6/05                                                           50,000,000
        30,000,000    US Bank NA, 2.31%, 7/27/05                                                                          29,998,567
        50,000,000    Westdeutsche Landesbank Girozentrale, New York, 1.45%, 2/2/05                                       50,000,000
        25,000,000    Westdeutsche Landesbank Girozentrale, New York, 1.41%, 2/2/05                                       25,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $704,980,362)                                                                        704,980,362
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 8.1%
        25,000,000    Banco Bilbao Vizcaya Argentaria, S.A., 2.69%, 4/28/05 (Section 4(2))                                24,839,347
        20,000,000    Bryant Park Funding LLC, 2.50%, 2/25/05 (Section 4(2))                                              19,966,667
        25,000,000    Check Point Charlie, Inc., 2.30%, 2/8/05 (Section 4(2))                                             24,988,819
        20,000,000    Check Point Charlie, Inc., 2.32%, 2/14/05 (Section 4(2))                                            19,983,244
        45,000,000    Check Point Charlie, Inc., 2.31%, 2/15/05 (Section 4(2))                                            44,959,575
        20,100,000    Check Point Charlie, Inc., 2.31%, 2/25/05 (Section 4(2))                                            20,069,046
        20,066,000    Gotham Funding Corp., 2.50%, 2/24/05 (Section 4(2))                                                 20,033,950
        54,452,000    La Fayette Asset Securitization LLC, 2.39%, 2/9/05 (Section 4(2))                                   54,423,080
        14,051,000    Manhattan Asset Funding Co. LLC, 2.50%, 2/18/05 (Section 4(2))                                      14,034,412
        50,000,000    PB Finance (Delaware), Inc., 2.40%, 2/14/05                                                         49,956,667
        50,000,000    PB Finance (Delaware), Inc., 2.32%, 2/1/05                                                          50,000,000
        20,000,000    Rhineland Funding Capital Corp., 2.10%, 2/3/05 (Section 4(2))                                       19,997,667
        25,000,000    Rhineland Funding Capital Corp., 2.45%, 2/24/05 (Section 4(2))                                      24,960,868
        15,299,000    Rhineland Funding Capital Corp., 2.45%, 2/28/05 (Section 4(2))                                      15,270,888
        25,000,000    Rhineland Funding Capital Corp., 2.61%, 3/29/05 (Section 4(2))                                      24,898,500
        17,161,000    Rhineland Funding Capital Corp., 2.64%, 4/4/05 (Section 4(2))                                       17,082,975
        64,463,000    Rhineland Funding Capital Corp., 2.20% - 2.38%, 2/7/05 (Section 4(2))                               64,438,030
        50,000,000    Ticonderoga Funding LLC, 2.41%, 2/22/05 (Section 4(2))ss.                                           49,929,708
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $559,833,443)                                                                               559,833,443
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 59.8%
        12,030,000    Arbor Properties, Inc., Series 2004, 2.51%, 11/1/24                                  $              12,030,000
        75,000,000    Ares VII CLO Ltd., Class A-1A, 2.26%, 5/8/15 (144A)ss.                                              75,000,000
        50,000,000    Associated Bank N.A., Green Bay, 2.18%, 2/3/05                                                      50,000,000
        30,000,000    Associated Bank N.A., Green Bay, 2.46%, 3/11/05                                                     29,999,685
        75,000,000    Associates Corp. N.A., 2.6487%, 6/27/06                                                             75,000,000
       345,000,000    Bank of America Securities LLC (same day put), 2.58%, 2/1/05                                       345,000,000
       100,000,000    Blue Heron Funding II, Ltd., Class A, 2.55%, 3/18/05 (144A)                                        100,000,000
       100,000,000    Blue Heron Funding IV, Ltd., Series 4A, Class A, 2.53%, 12/16/05 (144A)ss.                         100,000,000
       100,000,000    Blue Heron Funding V, Ltd., Class A-1, 2.5743%, 2/23/05 (144A)                                     100,000,000
       150,000,000    Blue Heron Funding VI, Ltd., Class A-1, 2.5337%, 5/18/05 (144A)                                    150,000,000
        75,000,000    Blue Heron Funding VII, Ltd., Series 7A, Class A-1, 2.6075%, 5/27/05 (144A)                         75,000,000
        14,980,000    Breckenridge Terrace L.L.C. 2.6088%, 5/1/39                                                         14,980,000
        21,885,000    Brosis Finance LLC, 2.55%, 9/1/19                                                                   21,885,000
        35,815,000    Cambridge Health Center of San Diego, 2.60%, 12/1/28                                                35,815,000
        32,610,000    Cambridge-Plano Partners, 2.60%, 10/1/28                                                            32,610,000
        20,150,000    Champions Gate Apartments, 2.60%, 1/1/24                                                            20,150,000
        16,025,000    Colorado Natural Gas, Inc., Series 2004, 2.55%, 7/1/32                                              16,025,000
        33,800,000    Cook County, Illinois, Series A, 2.58%, 11/1/23                                                     33,800,000
        22,000,000    Cornerstone Funding Corporation I, Series 2003C, 2.57%, 1/1/30                                      22,000,000
        11,200,000    Cornerstone Funding Corporation I, Series 2003C, 2.57%, 12/1/30                                     11,200,000
        10,210,000    Cornerstone Funding Corporation I, Series 2003C, 2.57%, 4/1/13                                      10,210,000
        11,028,000    Cornerstone Funding Corporation I, Series 2003E, 2.57%, 7/1/30                                      11,028,000
        50,000,000    Davis Square Funding, Ltd., Series 2004-2A, 2.43%, 5/6/39 (144A)ss.                                 50,000,000
       413,000,000    EMC Mortgage Corp. (same day put), 2.66%, 5/6/05                                                   413,000,000
         2,500,000    First United Pentecostal, 2.68%, 3/1/23                                                              2,500,000
        50,000,000    Ford Credit Auto Owner Trust, Series 2005-A, Class A1, 2.67%, 9/15/05(beta)                         50,000,000
        11,845,000    Gary, Indiana Redevelopment District Economic Growth Revenue, Series A, 2.60%
                      1/8/06                                                                                              11,845,000
        34,000,000    Harrier Finance Funding LLC, 2.46%, 5/16/05 (144A)                                                  33,997,704
        16,430,000    HHH Supply and Investment Co., 2.50%, 7/1/29                                                        16,430,000
        17,600,000    Hillcrest Medical Plaza, 2.55%, 9/1/23                                                              17,600,000
        16,612,000    Holston Medical Group, 2.68%, 1/1/13                                                                16,612,000
         8,325,000    Istrouma Baptist Church, Inc., Series 2004, 2.75%, 7/1/24                                            8,325,000
       495,000,000    JPMorgan Securities, Inc. (seven day put), 2.58%, 7/15/05                                          495,000,000
        40,000,000    K2 (USA) LLC, 2.41%, 6/20/05 (144A)                                                                 40,000,000
        80,000,000    Lehman Brothers, Inc. (90 day put), 2.68%, 2/2/05(beta)                                             80,000,000
       475,000,000    Lehman Brothers, Inc. (same day put), 2.65%, 3/17/05                                               475,000,000
         9,000,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A, 2.66%, 9/1/09                    9,000,000
        20,675,000    Louisiana Health Systems Corp. Revenue, Series B, 2.50%, 10/1/22                                    20,675,000
        52,100,000    Medical Building Funding IV LLC, 2.60%, 2/11/05                                                     52,062,372
       501,000,000    Merrill Lynch & Company, Inc. (seven day put), 2.65%, 3/28/05                                      501,000,000
        19,285,000    Mississippi Business Finance Corp., 2.60%, 10/1/18                                                  19,285,000
         3,870,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue, (Surgical Center),
                      2.51%, 3/1/24                                                                                        3,870,000
        20,000,000    Morganite Industries, Inc., 2.55%, 7/1/18                                                           20,000,000
        50,000,000    Northern Rock PLC, 2.66%, 7/13/05 (144A)                                                            49,996,631
        31,100,000    Olympic Club, California Revenue, Series 2002, 2.60%, 10/1/32                                       31,100,000
        77,130,714    Park Place Securities LLC, 2.58%, 1/25/35 (144A)ss.                                                 77,130,714
        10,000,000    Patrick Schaumburg Automobiles, Inc., 2.57%, 7/1/08                                                 10,000,000
        14,470,000    Phenix City Taxable Water & Sewer, 2.15%, 8/15/29                                                   14,470,000
        60,000,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 2.50%, 10/15/38 (144A)                    60,000,000
        20,500,000    Putnam Structured Product Funding 2003-1 LLC, Class A-15, 2.50%, 10/15/38 (144A)                    20,500,000
        10,500,000    Racetrac Capital LLC, Series 1998-A, 2.55%, 4/1/18                                                  10,500,000
        25,000,000    Rehau, Inc. 2.92%, 10/1/19                                                                          25,000,000
        48,000,000    Rhineland Funding Capital Corp., 2.42%, 4/1/05 (Section 4(2))                                       48,000,000
        31,500,000    Shoosmith Brothers, Inc., 2.55%, 3/1/15                                                             31,500,000
        19,025,000    Timber Ridge County Affordable Housing Corporation, Series 2003, 2.66%, 12/1/32                     19,025,000
         4,495,000    Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 2.63%,
                      1/1/25                                                                                               4,495,000
        38,975,000    Westchester County, New York Industrial Development Agency, (Fortwest II Facility),
                      Series 2002, 2.60%, 5/1/32                                                                          38,975,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $4,118,627,106)                                                                        4,118,627,106
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 20.7%
       130,000,000    Bear Stearns & Company, Inc., 2.57%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $130,009,281
                        collateralized by $143,353,000
                        in Collateralized Mortgage Obligations
                        1.87% - 5.27116%, 8/25/33 - 7/25/44
                        with a value of $132,601,578                                                                     130,000,000

        50,000,000    CDC Securities, Inc., 2.62%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $50,003,639
                        collateralized by $55,004,003
                        in Collateralized Mortgage Obligations
                        0%, 5/24/05 with a value of $55,004,003                                                           50,000,000

       295,000,000    CDC Securities, Inc., 2.60%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $295,021,306
                        collateralized by $324,523,437
                        in Collateralized Mortgage Obligations
                        0%, 5/24/05 with a value of $324,523,437                                                         295,000,000

       345,000,000    Citigroup Global Markets, Inc., 2.67%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $345,025,588
                        collateralized by $400,562,896
                        in Medium Term Notes
                        0% - 8.62%, 12/30/29  1/6/35
                        with a value of $394,589,432                                                                     345,000,000

       175,000,000    Credit Suisse First Boston, Inc., 2.55%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $175,012,396
                        collateralized by $321,924,330
                        in U.S. Government Agencies
                        3.41% - 15.583%, 10/15/31 - 1/15/35
                        with a value of $178,503,799                                                                     175,000,000

       250,000,000    Goldman Sachs and Co., 2.57%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $250,017,847
                        collateralized by $3,100,000
                        in Certificate of Deposit
                        2.53%, 6/2/09; $252,981,212
                        in Commercial Paper
                        0% - 2.57%, 2/1/05 - 3/2/05
                        with respective values of
                        $3,100,000 and $251,900,000                                                                      250,000,000

       182,900,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $182,912,905
                        collateralized by $1,097,929,789
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45; with a
                        value of $186,558,000                                                                            182,900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,427,900,000)                                                                      1,427,900,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.2%
        37,000,000    CC USA, Inc. 1.475%, 4/18/05 (144A)                                                                 37,000,000
        43,000,000    CC USA, Inc., 2.79%, 11/22/05 (144A)                                                                43,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $80,000,000)                                                                       80,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,891,340,911) - 100%                                                                  $6,891,340,911
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

(beta)            Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

ss. Schedule of Restricted and Illiquid Securities

                                                     Acquisition          Acquisition                              Value as a %
                                                         Date                Cost                 Value           of Market Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Ares VII CLO Ltd., Class A-1A
    2.26%, 5/8/15 (144A)                                5/7/03               $  75,000,000       $  75,000,000                 1.1%
Blue Heron Funding IV, Ltd., Series 4A, Class A
    2.53%, 12/16/05 (144A)                             3/19/04                 100,000,000         100,000,000                 1.5%
Davis Square Funding, Ltd., Series 2004-2A
    2.43%, 5/6/39 (144A)                                5/6/04                  50,000,000          50,000,000                 0.7%
Park Place Securities LLC
    2.58%, 1/25/35 (144A)                              12/8/04                  80,000,000          77,130,714                 1.1%
Ticonderoga Funding LLC
    2.41%, 2/22/05 (Section 4(2))                      12/28/04                 49,812,556          49,929,708                 0.7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                             $ 354,812,556       $ 352,060,422                 5.1%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

Janus Olympus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.3%
Aerospace and Defense - 0.9%
           605,620    Raytheon Co.                                                                                    $   22,650,188
Apparel Manufacturers - 1.0%
           436,390    Coach, Inc.*                                                                                        24,481,479
Applications Software - 1.9%
           610,895    Citrix Systems, Inc.*                                                                               13,103,698
           884,475    NAVTEQ Corp.                                                                                        33,866,548
                                                                                                                          46,970,246
Audio and Video Products - 1.7%
           334,965    Harman International Industries, Inc.#                                                              40,748,492
Automotive - Truck Parts and Equipment - Original - 0.9%
           475,120    Autoliv, Inc.                                                                                       22,401,908
Building - Residential and Commercial - 1.5%
           631,745    Lennar Corp. #                                                                                      35,674,640
Building Products - Air and Heating - 0.6%
           356,210    American Standard Companies, Inc.*                                                                  14,262,648
Cable Television - 0.7%
           574,675    EchoStar Communications Corp. - Class A                                                             17,533,334
Commercial Banks - 1.2%
           690,950    UCBH Holdings, Inc. #                                                                               30,450,167
Commercial Services - 0.4%
           373,985    Iron Mountain, Inc.*, #                                                                             10,546,377
Commercial Services - Finance - 1.4%
         1,139,165    Paychex, Inc.                                                                                       34,733,141
Computers - 1.7%
           568,150    Research In Motion, Ltd. (New York Shares)*                                                         40,503,414
Computers - Memory Devices - 0.6%
         1,025,175    EMC Corp.*                                                                                          13,429,793
Containers - Metal and Glass - 1.2%
           668,085    Ball Corp.                                                                                          28,540,591
Cosmetics and Toiletries - 1.5%
           877,505    Avon Products, Inc.#                                                                                37,048,261
Cruise Lines - 1.4%
           630,665    Royal Caribbean Cruises, Ltd. (New York Shares) #                                                   33,425,245
Diversified Operations - 3.0%
           164,080    3M Co.                                                                                              13,841,789
           911,595    General Electric Co.                                                                                32,935,927
           760,055    Tyco International, Ltd. (New York Shares)                                                          27,468,388
                                                                                                                          74,246,104
E-Commerce/Services - 1.3%
           188,940    eBay, Inc.*                                                                                         15,398,610
           709,755    IAC/InterActiveCorp*,#                                                                              17,197,364
                                                                                                                          32,595,974
Electronic Components - Semiconductors - 2.2%
           792,620    Advanced Micro Devices, Inc.*                                                                       12,523,396
           528,660    Broadcom Corp. - Class A*                                                                           16,827,248
         1,029,260    Texas Instruments, Inc.                                                                             23,889,124
                                                                                                                          53,239,768
Enterprise Software/Services - 2.5%
         2,844,505    BEA Systems, Inc.*                                                                                  24,235,183
           231,814    SAP A.G. **                                                                                         35,929,144
                                                                                                                          60,164,327
Finance - Consumer Loans - 1.2%
           603,205    SLM Corp.                                                                                           30,274,859
Finance - Investment Bankers/Brokers - 1.3%
           470,905    JPMorgan Chase & Co.                                                                                17,578,884
           226,355    Merrill Lynch & Company, Inc.                                                                       13,597,145
                                                                                                                          31,176,029
Finance - Other Services - 1.8%
            75,385    Chicago Mercantile Exchange Holdings, Inc. #                                                        16,170,083
           449,035    Deutsche Boerse A.G. **                                                                             27,891,280
                                                                                                                          44,061,363
Food - Retail - 1.8%
           495,107    Whole Foods Market, Inc. #                                                                          44,272,468
Food - Wholesale/Distribution - 0.5%
           381,695    Sysco Corp.                                                                                         13,347,874
Hazardous Waste Disposal - 1.1%
           522,955    Stericycle, Inc.*, #                                                                                26,895,576
Hotels and Motels - 3.4%
           828,360    Four Seasons Hotels, Inc.                                                                           63,750,585
           316,375    Starwood Hotels & Resorts Worldwide, Inc.                                                           18,314,949
                                                                                                                          82,065,534
Independent Power Producer - 1.7%
         3,257,320    Reliant Energy, Inc.*                                                                               40,553,634
Internet Infrastructure Software - 0.7%
         1,286,305    Openwave Systems, Inc.*, #                                                                          17,519,474
Internet Security - 1.7%
           663,050    Check Point Software Technologies, Ltd. (New York Shares)*                                          16,098,854
         1,024,960    McAfee, Inc.*                                                                                       26,495,216
                                                                                                                          42,594,070
Machine Tools and Related Products - 0.6%
           313,730    Kennametal, Inc.                                                                                    15,353,946
Medical - Biomedical and Genetic - 5.8%
           520,675    Amgen, Inc.*                                                                                        32,406,812
         1,597,701    Celgene Corp.*                                                                                      43,681,144
           647,935    Genentech, Inc.*                                                                                    30,912,979
           453,145    Invitrogen Corp.*, #                                                                                31,135,593
                                                                                                                         138,136,528
Medical - Drugs - 3.9%
           830,460    Elan Corporation PLC (ADR)*, **,#                                                                   22,364,288
           471,490    Roche Holding A.G. **                                                                               50,223,503
           305,932    Sanofi-Aventis**                                                                                    22,831,043
                                                                                                                          95,418,834
Medical - Generic Drugs - 0.3%
           226,305    Teva Pharmaceutical Industries, Ltd. (ADR)                                                           6,501,743
Medical - HMO - 3.7%
           529,095    Conventry Health Care, Inc.*, #                                                                     30,105,506
           673,311    UnitedHealth Group, Inc.                                                                            59,857,347
                                                                                                                          89,962,853
Medical Instruments - 0.7%
           417,380    Intuitive Surgical, Inc.*, #                                                                        16,653,462
Medical Products - 1.8%
         1,184,190    Varian Medical Systems, Inc.*, #                                                                    44,679,489
Multimedia - 0.3%
           340,320    Time Warner, Inc.*                                                                                   6,125,760
Networking Products - 2.4%
         2,078,767    Cisco Systems, Inc.*                                                                                37,500,957
           819,385    Juniper Networks, Inc.*                                                                             20,591,145
                                                                                                                          58,092,102
Oil - Field Services - 1.0%
           529,315    BJ Services Co.                                                                                     25,433,586
Oil and Gas Drilling - 3.0%
         1,178,505    Global Santa Fe Corp.                                                                               41,671,937
           722,605    Transocean, Inc.*                                                                                   31,794,620
                                                                                                                          73,466,557
Oil Companies - Exploration and Production - 1.2%
           401,135    EOG Resources, Inc.                                                                                 29,784,274
Oil Companies - Integrated - 2.1%
           436,535    BP PLC (ADR)**                                                                                      26,026,216
           236,445    Total S.A. (ADR) **,#                                                                               25,429,660
                                                                                                                          51,455,876
Optical Supplies - 1.2%
           383,755    Alcon, Inc. (New York Shares) **,#                                                                  30,393,396
Retail - Apparel and Shoe - 3.9%
           641,395    Abercrombie & Fitch Co. - Class A                                                                   32,146,717
         1,492,085    Gap, Inc.                                                                                           32,840,791
           704,798    Urban Outfitters, Inc.*, #                                                                          29,650,852
                                                                                                                          94,638,360
Retail - Auto Parts - 0.5%
           298,955    Advance Auto Parts, Inc.*                                                                           12,884,961
Retail - Consumer Electronics - 0.5%
           243,110    Best Buy Company, Inc.                                                                              13,076,887
Retail - Regional Department Stores - 0.1%
            48,545    Kohl's Corp.*                                                                                        2,282,100
Semiconductor Components/Integrated Circuits - 1.7%
         1,067,380    Maxim Integrated Products, Inc.                                                                     41,638,494
Soap and Cleaning Preparations - 0.6%
           479,847    Reckitt Benckiser PLC**                                                                             14,272,593
Super-Regional Banks - 0.9%
           490,450    Fifth Third Bancorp                                                                                 22,791,212
Telecommunication Equipment - Fiber Optics - 1.2%
         2,650,125    Corning, Inc.*                                                                                      28,992,368
Telecommunication Services - 1.5%
         1,256,140    Amdocs, Ltd. (New York Shares)*, **                                                                 37,370,165
Therapeutics - 2.3%
           750,160    MGI Pharma, Inc.*, #                                                                                17,021,130
           881,530    Neurocrine Biosciences, Inc.*                                                                       40,329,998
                                                                                                                          57,351,128
Transportation - Services - 3.9%
           393,375    C.H. Robinson Worldwide, Inc. #                                                                     20,258,813
           393,930    FedEx Corp.                                                                                         37,679,404
           504,845    United Parcel Service, Inc. - Class B                                                               37,701,824
                                                                                                                          95,640,041
Web Portals/Internet Service Providers - 2.7%
         1,860,345    Yahoo!, Inc.*                                                                                       65,502,747
Wireless Equipment - 0.7%
         1,010,870    Motorola, Inc.                                                                                      15,911,094
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,807,680,801)                                                                               2,230,217,534
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 3.1%
                      Credit Suisse First Boston, Inc.
   $    75,100,000      2.50%, 2/1/05 (cost $75,100,000)                                                                  75,100,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.6%
       136,336,164    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $136,336,164)                                                             136,336,164
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,019,116,965) - 100%                                                                  $2,441,653,698
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January, 31 2005 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                             $    27,468,388               1.1%
Canada                                  104,253,999               4.3
Cayman Islands                           73,466,557               3.0
France                                   48,260,703               1.9
Germany                                  63,820,424               2.6
Ireland                                  22,364,288               0.9
Israel                                   22,600,597               1.0
Liberia                                  33,425,245               1.4
Switzerland                              80,616,899               3.3
United Kingdom                           77,668,974               3.2
United States++                       1,887,707,624              77.3

Total                               $ 2,441,653,698             100.0%
                                    ===============             =====

++Includes Short-Term Securities and Other Securities (68.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2005

                                      Currency    Currency Value     Unrealized
Currency Sold and Settlement Date    Units Sold      in $U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/15/05                 6,000,000    $11,267,279      $ (298,166)
British Pound 5/20/05                 4,400,000      8,248,875        (162,555)
Euro 4/15/05                         35,400,000     46,192,405         (56,413)
Swiss Franc 4/15/05                  30,000,000     25,352,313         329,321
--------------------------------------------------------------------------------
Total                                              $91,060,872      $ (187,813)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Olympus Fund                                                $390,306,120
--------------------------------------------------------------------------------

Notes to Schedules of Investment (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of January 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.4%
Advertising Services - 2.3%
           196,080    Getty Images, Inc.*                                                                               $ 13,666,776
Apparel Manufacturers - 3.0%
            90,538    Hermes International#                                                                               17,762,037
Athletic Footwear - 2.5%
            60,701    Puma A.G. Rudolf Dassler Sport                                                                      14,915,320
Brewery - 1.6%
           297,004    Molson, Inc. - Class A                                                                               9,275,765
Building - Residential and Commercial - 2.5%
           328,775    Desarrolladora Homex S.A. (ADR)*,#                                                                   8,860,486
            53,680    KB Home                                                                                              5,832,332
                                                                                                                          14,692,818
Cable Television - 1.7%
           223,345    Liberty Media International, Inc. - Class A*                                                        10,113,062
Commercial Banks - 1.1%
           229,736    Anglo Irish Bank Corporation PLC                                                                     5,594,114
            16,800    HDFC Bank, Ltd. (ADR)#                                                                                 747,600
                                                                                                                           6,341,714
Cosmetics and Toiletries - 7.0%
           215,427    Alberto-Culver Co.                                                                                  11,686,915
           285,980    Avon Products, Inc.                                                                                 12,074,075
           782,888    Oriflame Cosmetics S.A.*,#                                                                          18,769,186
                                                                                                                          42,530,176
Diagnostic Equipment - 1.2%
           294,660    Cytyc Corp.*                                                                                         7,381,233
Diagnostic Kits - 6.9%
           727,065    Dade Behring Holdings, Inc.*,#                                                                      41,551,764
Diversified Minerals - 0.9%
         6,077,230    Caemi Mineracao e Metalurgica S.A.*                                                                  5,593,326
Diversified Operations - 2.9%
           249,637    Louis Vuitton Moet Hennessy S.A.                                                                    17,344,490
E-Commerce/Services - 0.9%
           220,080    IAC/InterActiveCorp*                                                                                 5,332,538
Electric Products - Miscellaneous - 1.4%
            16,755    Samsung Electronics Company, Ltd.                                                                    8,087,494
Electronic Components - Semiconductors - 1.8%
         1,807,708    ARM Holdings PLC                                                                                     3,349,880
           325,460    Texas Instruments, Inc.                                                                              7,553,927
                                                                                                                          10,903,807
Finance - Commercial - 3.7%
           928,960    CapitalSource, Inc.*,#                                                                              21,932,746
Finance - Other Services - 4.4%
           121,100    Chicago Mercantile Exchange Holdings, Inc.#                                                         25,975,949
Internet Security - 1.2%
           294,090    Check Point Software Technologies, Ltd. (New York Shares)*                                           7,140,505
Investment Management and Advisory Services - 3.4%
           521,900    National Financial Partners Corp.                                                                   20,390,633
Medical - Biomedical and Genetic - 2.4%
           528,695    Celgene Corp.*                                                                                      14,454,521
Medical - Drugs - 2.6%
           145,267    Roche Holding A.G.                                                                                  15,473,961
Medical - Generic Drugs - 1.8%
           352,195    Taro Pharmaceutical Industries, Ltd.*,#                                                             10,579,938
Medical - HMO - 1.6%
           151,130    PacifiCare Health Systems, Inc.*                                                                     9,299,029
Medical Instruments - 1.0%
           145,915    Intuitive Surgical, Inc.*                                                                            5,822,009
Miscellaneous Manufacturing - 1.6%
         4,135,288    FKI PLC                                                                                              9,827,537
Multi-Line Insurance - 2.6%
           477,070    Assurant, Inc.                                                                                      15,519,087
Multimedia - 1.6%
           520,925    Time Warner, Inc.*                                                                                   9,376,650
Office Furnishings - Original - 1.0%
           344,385    Knoll, Inc.*                                                                                         5,758,117
Oil Companies - Exploration and Production - 2.2%
           175,565    EOG Resources, Inc.                                                                                 13,035,701
Paper and Related Products - 2.6%
           443,270    Aracruz Celulose S.A. (ADR)                                                                         15,492,287
Reinsurance - 2.8%
             5,662    Berkshire Hathaway, Inc. - Class B*                                                                 16,952,651
Retail - Auto Parts - 1.8%
           631,550    Pep Boys - Manny, Moe & Jack#                                                                       10,875,291
Semiconductor Components/Integrated Circuits - 0.8%
           119,720    Maxim Integrated Products, Inc.                                                                      4,670,277
Steel - Producers - 3.8%
           418,560    Companhia Siderurgica de Tubarao                                                                    22,778,231
Steel - Specialty - 3.2%
           930,500    Companhia Siderurgica Nacional S.A. (ADR)#                                                          18,842,625
Telecommunication Equipment - Fiber Optics - 1.4%
           750,465    Corning, Inc.*                                                                                       8,210,087
Television - 1.2%
           257,158    Univision Communications, Inc. - Class A*                                                            7,022,985
Transportation - Marine - 1.4%
           179,485    Alexander & Baldwin, Inc.                                                                            8,256,310
Transportation - Services - 2.6%
           163,080    FedEx Corp.                                                                                         15,598,602
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $431,000,741)                                                                                   538,778,049
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.1%
        54,090,276    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $54,090,276)                                                               54,090,276
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.5%
        $2,800,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $2,800,192
                        collateralized by $2,872,292
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $2,856,006 (cost $2,800,000)                                                              2,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $487,891,017) - 100%                                                                      $595,668,325
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                               Value       % of Investment Securities

Brazil                          $   62,706,469                  10.5%
Canada                               9,275,765                   1.6
France                              35,106,527                   5.9
Germany                             14,915,320                   2.5
India                                  747,600                   0.1
Ireland                              5,594,114                   1.0
Israel                              17,720,443                   3.0
Mexico                               8,860,486                   1.5
South Korea                          8,087,494                   1.4
Sweden                              18,769,186                   3.1
Switzerland                         15,473,961                   2.6
United Kingdom                      13,177,417                   2.2
United States++                    385,233,543                  64.6

Total                           $  595,668,325                 100.0%
                                ==============                 =====

++Includes Short-Term Securities and Other Securities (55.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*                 Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency Contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                   $54,090,276
--------------------------------------------------------------------------------

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.4%
Apparel Manufacturers - 3.3%
         3,901,900    Burberry Group PLC                                                                              $   29,437,744
           241,466    Hermes International#                                                                               47,371,578
                                                                                                                          76,809,322
Automotive - Cars and Light Trucks - 1.6%
         1,727,134    Maruti Udyog, Ltd.                                                                                  17,880,614
         1,711,642    Tata Motors, Ltd.                                                                                   19,790,432
                                                                                                                          37,671,046
Automotive - Truck Parts and Equipment - Original - 0.6%
           275,400    Autoliv, Inc. (SDR) #                                                                               12,889,697
           144,600    TI Automotive, Ltd.*,(beta),(sigma)                                                                          0
                                                                                                                          12,889,697
Broadcast Services and Programming - 1.0%
           389,515    Grupo Televisa S.A. (ADR)                                                                           22,915,167
Building - Residential and Commercial - 0.5%
        25,170,500    Land and Houses Public Company, Ltd.                                                                 6,462,343
        21,971,500    Land and Houses Public Company, Ltd. (NVDR)                                                          5,641,023
                                                                                                                          12,103,366
Building and Construction Products - Miscellaneous - 2.6%
           722,603    Imerys S.A. #                                                                                       60,378,616
Cable Television - 1.0%
           508,895    Liberty Media International, Inc. - Class A*                                                        23,042,766
Cellular Telecommunications - 0.8%
           891,293    KT Freetel*                                                                                         19,555,429
Commercial Banks - 10.2%
           861,480    Anglo Irish Bank Corporation PLC                                                                    20,999,655
         8,102,100    Bangkok Bank Public Company, Ltd.                                                                   22,482,487
         3,627,000    DBS Group Holdings, Ltd.                                                                            35,015,642
            76,581    Julius Baer Holding, Ltd.                                                                           26,788,852
         1,007,520    Kookmin Bank*                                                                                       43,228,553
             2,993    Mitsubishi Tokyo Financial Group, Inc.                                                              28,265,052
             8,110    Mizuho Financial Group, Inc.                                                                        39,117,394
             2,835    UFJ Holdings, Inc.*                                                                                 16,962,592
                                                                                                                         232,860,227
Computer Services - 0.2%
           226,500    Park24 Company, Ltd.                                                                                 4,477,236
Computers - Peripheral Equipment - 0.7%
           279,740    Logitech International S.A.*                                                                        17,123,336
Distribution/Wholesale - 0.6%
         2,228,500    Esprit Holdings, Ltd.                                                                               12,885,466
Diversified Minerals - 4.7%
        13,056,350    Caemi Mineracao e Metalurgica S.A.*                                                                 12,016,728
         3,197,585    Companhia Vale do Rio Doce (ADR)                                                                    96,726,946
                                                                                                                         108,743,674
Diversified Operations - 3.8%
           650,107    Louis Vuitton Moet Hennessy S.A.                                                                    45,168,682
         1,716,590    Smiths Group PLC                                                                                    27,245,143
           441,800    XM Satellite Radio Holdings, Inc. - Class A                                                         15,159,721
                                                                                                                          87,573,546
Electric - Integrated - 0.9%
         1,571,744    Reliance Energy, Ltd.                                                                               19,821,868
Electric Products - Miscellaneous - 7.9%
           430,060    LG Electronics, Inc.                                                                                29,607,251
           221,500    Samsung Electronics Company, Ltd.                                                                  106,916,138
        10,775,000    Toshiba Corp.                                                                                       43,639,505
                                                                                                                         180,162,894
Electronic Components - Miscellaneous - 1.2%
         6,251,646    Hon Hai Precision Industry Company, Ltd.                                                            27,501,349
Electronic Components - Semiconductors - 2.3%
        20,217,491    ARM Holdings PLC#                                                                                   37,465,214
        26,848,000    Chartered Semiconductor Manufacturing, Ltd.*                                                        16,568,789
                                                                                                                          54,034,003
Finance - Consumer Loans - 0.4%
           126,000    Promise Company, Ltd.                                                                                8,878,643
Finance - Mortgage Loan Banker - 1.8%
         2,347,599    Housing Development Finance Corporation, Ltd.                                                       41,827,110
Gambling-Non Hotel - 3.1%
         2,691,630    OPAP S.A.                                                                                           72,067,783
Insurance Brokers - 2.0%
         1,185,770    Willis Group Holdings, Ltd. #                                                                       45,865,584
Internet Security - 1.6%
         1,534,320    Check Point Software Technologies, Ltd. (New York Shares)*                                          37,253,290
Machinery - Construction and Mining - 1.0%
         3,220,000    Komatsu, Ltd.                                                                                       23,934,851
Medical - Drugs - 3.4%
           232,154    Roche Holding A.G.                                                                                  24,729,236
           725,205    Sanofi-Aventis                                                                                      54,120,480
                                                                                                                          78,849,716
Metal - Aluminum - 0.4%
         2,364,900    National Aluminum Company, Ltd.                                                                      9,588,531
Metal - Diversified - 0.4%
           303,744    Inco, Ltd.*, #                                                                                      10,037,078
Miscellaneous Manufacturing - 1.1%
        10,495,631    FKI PLC                                                                                             24,942,932
Oil - Field Services - 0.6%
            87,977    Technip-Coflexip S.A.                                                                               14,736,612
Oil Companies - Exploration and Production - 0.5%
            31,427    Niko Resources, Ltd.                                                                                 1,386,765
           558,800    Oil and Natural Gas Corporation, Ltd.                                                               10,482,220
                                                                                                                          11,868,985
Oil Companies - Integrated - 2.7%
           314,905    Lukoil (ADR)                                                                                        39,048,220
           745,575    Suncor Energy, Inc. #                                                                               23,862,005
                                                                                                                          62,910,225
Paper and Related Products - 4.2%
         1,667,665    Aracruz Celulose S.A. (ADR)                                                                         58,284,891
         1,247,200    Suzano Bahia Sul Papel e Celulose S.A.                                                               5,858,530
         1,581,100    UPM - Kymmene Oyj#                                                                                  33,471,157
                                                                                                                          97,614,578
Petrochemicals - 7.8%
         1,582,622    Indian Petrochemicals Corp.                                                                          6,407,707
         1,603,820    LG Petrochemical Company, Ltd.*                                                                     39,489,473
        10,783,485    Reliance Industries, Ltd.                                                                          131,573,090
                                                                                                                         177,470,270
Power Converters and Power Supply Equipment - 0.8%
         1,096,782    Bharat Heavy Electricals, Ltd.                                                                      18,860,480
Property and Casualty Insurance - 0.9%
             1,547    Millea Holdings, Inc.                                                                               21,383,307
Real Estate Management/Services - 1.1%
         1,984,000    Mitsubishi Estate Co., Ltd.                                                                         25,103,243
Real Estate Operating/Development - 4.1%
        13,019,000    Hang Lung Properties, Ltd.                                                                          19,528,750
             3,892    NTT Urban Development Corp.                                                                         17,455,783
         2,764,847    Sumitomo Realty & Development Company, Ltd.                                                         38,697,970
         2,041,000    Sun Hung Kai Properties, Ltd.                                                                       18,905,659
                                                                                                                          94,588,162
Retail - Automobile - 0.5%
           152,890    USS Company, Ltd.                                                                                   12,665,094
Retail - Convenience Stores - 0.2%
         3,752,500    C.P. 7-Eleven Public Company, Ltd. (beta),(sigma)                                                    5,547,005
Retail - Miscellaneous/Diversified - 0.9%
           493,000    Ito-Yokado Company, Ltd.                                                                            19,776,231
Semiconductor Components/Integrated Circuits - 1.8%
        25,948,000    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    42,397,361
Semiconductor Equipment - 2.4%
         3,456,168    ASML Holding N.V.*                                                                                  56,450,953
Soap and Cleaning Preparations - 1.1%
         6,951,237    Hindustan Lever, Ltd.                                                                               25,453,104
Steel - Specialty - 1.1%
         1,205,400    Companhia Siderurgica Nacional S.A. (ADR)#                                                          24,409,350
Telecommunication Equipment - 0.2%
        11,264,000    Foxconn International Holdings                                                                       5,659,894
Telecommunication Services - 2.0%
         1,514,650    Amdocs, Ltd. (New York Shares)*                                                                     45,060,838
Television - 2.2%
         4,802,826    British Sky Broadcasting Group PLC                                                                  51,181,581
Tobacco - 1.2%
           234,101    ITC, Ltd.                                                                                            7,302,954
             1,873    Japan Tobacco, Inc.                                                                                 19,914,939
                                                                                                                          27,217,893
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,634,461,628)                                                                               2,204,149,692
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Transportation - Railroad - 1.3%
         1,088,000    All America Latina Logistica (cost $22,783,627)                                                     28,960,703
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
        74,654,263    State Street Navigator Securities Lending
                        Prime Portfolio+ (cost $74,654,263)                                                               74,654,263
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
           $1,800,000   Amro Bank N.V., 2.47%
                          dated 1/31/05, maturing 2/1/05
                          to be repurchased at $1,800,124
                          collateralized by $1,846,474
                          in U.S. Treasury Bills
                          0%, 3/24/05 - 5/12/05; with a
                          value of $1,836,004 (cost $1,800,000)                                                            1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,733,699,518) - 100%                                                                  $2,309,564,658
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January, 31 2005 (unaudited)

Country                                   Value       % of Investment Securities

Bermuda                          $       58,751,050               2.6%
Brazil                                  241,416,869              10.6
Canada                                   35,285,848               1.5
China                                     5,659,894               0.2
Finland                                  33,471,157               1.4
France                                  221,775,968               9.4
Greece                                   72,067,783               3.1
Hong Kong                                38,434,409               1.7
India                                   308,988,110              13.4
Ireland                                  20,999,655               0.9
Israel                                   37,253,290               1.6
Japan                                   320,271,840              13.9
Mexico                                   22,915,167               1.0
Netherlands                              56,450,953               2.4
Russia                                   39,048,220               1.7
Singapore                                51,584,431               2.2
South Korea                             238,796,844              10.4
Switzerland                              68,641,424               3.0
Taiwan                                   69,898,710               3.0
Thailand                                 40,132,858               1.7
United Kingdom                          215,333,452               9.4
United States++                         112,386,726               4.9

                     Total       $    2,309,564,658             100.0%
                                 ==================             =====

++Includes Short-Term Securities and Other Securities (1.6% excluding Short-Term Securities and Other Securities)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                                $74,654,263
--------------------------------------------------------------------------------

Notes to Schedules of Investment (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

NVDR              Non-Voting Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*           Non-income-producing security.
(beta)      Security is illiquid.
# Loaned security, a portion or all of the security is on loan as of January 31, 2005.
+ The security is purchased with the cash collateral received from securities on loan.

(sigma) Security is fair valued.
--------------------------------------------------------------------------------
                                                                    Value as
                                                                      % of
                                              Value               Market Value
--------------------------------------------------------------------------------
TI Automotive, Ltd.                          $        0                0.0%
C.P. 7-Eleven Public Company, Ltd.            5,547,005                0.2%
--------------------------------------------------------------------------------
                                             $5,547,005                0.2%

Janus Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.9%
Aerospace and Defense - 2.0%
            22,700    Boeing Co.                                                                                        $  1,148,620
             3,500    General Dynamics Corp.                                                                                 361,375
             7,400    Lockheed Martin Corp.                                                                                  427,794
            13,500    Northrop Grumman Corp.                                                                                 700,380
            51,400    Raytheon Co.                                                                                         1,922,360
            14,200    Rockwell Collins, Inc.                                                                                 609,180
                                                                                                                           5,169,709
Aerospace and Defense - Equipment - 0.2%
             6,700    B.F. Goodrich Co.                                                                                      229,810
             2,000    United Technologies Corp.                                                                              201,360
                                                                                                                             431,170
Agricultural Operations - 1.2%
            46,000    Archer-Daniels-Midland Co.                                                                           1,113,200
            38,300    Monsanto Co.                                                                                         2,073,179
                                                                                                                           3,186,379
Airlines - 0%
             4,900    Southwest Airlines Co.                                                                                  70,952
Apparel Manufacturers - 0.3%
               500    Jones Apparel Group, Inc.                                                                               16,815
             3,800    Liz Claiborne, Inc.                                                                                    159,372
            13,900    V. F. Corp.                                                                                            738,785
                                                                                                                             914,972
Appliances - 0.0%
             1,400    Maytag Corp.                                                                                            21,994
Applications Software - 0.4%
            40,600    Microsoft Corp.                                                                                      1,066,968
            15,100    Siebel Systems, Inc.*                                                                                  131,521
                                                                                                                           1,198,489
Athletic Footwear - 0.3%
             8,700    NIKE, Inc. - Class B                                                                                   753,681
Automotive - Cars and Light Trucks - 0%
             1,500    General Motors Corp.                                                                                    55,215
Automotive - Medium and Heavy Duty Trucks - 0.1%
             5,850    PACCAR, Inc.                                                                                           413,361
Automotive - Truck Parts and Equipment - Original - 0%
             1,600    Johnson Controls, Inc.                                                                                  94,656
Beverages - Non-Alcoholic - 1.2%
             3,300    Coca-Cola Co.                                                                                          136,917
            53,600    Coca-Cola Enterprises, Inc.                                                                          1,176,520
            34,200    Pepsi Bottling Group, Inc.                                                                             935,370
            18,500    PepsiCo, Inc.                                                                                          993,450
                                                                                                                           3,242,257
Beverages - Wine and Spirits - 0.2%
             9,200    Brown-Forman Corp. - Class B                                                                           443,716
Brewery - 0.3%
             6,300    Adolph Coors Co. - Class B                                                                             469,980
             6,000    Anheuser-Busch Companies, Inc.                                                                         295,080
                                                                                                                             765,060
Building - Residential and Commercial - 0.1%
             1,300    Centex Corp.                                                                                            79,703
             1,300    Pulte Homes, Inc.                                                                                       85,904
                                                                                                                             165,607
Building and Construction Products - Miscellaneous - 0.3%
            21,200    Masco Corp.                                                                                            780,160
Building Products - Air and Heating - 0.4%
            24,000    American Standard Companies, Inc.*                                                                     960,960
Casino Hotels - 0.1%
             2,700    Harrah's Entertainment, Inc.                                                                           170,748
Casino Services - 0.2%
            12,800    International Game Technology                                                                          400,640
Cellular Telecommunications - 0.2%
            14,900    Nextel Communications, Inc. - Class A*                                                                 427,481
Chemicals - Diversified - 0%
               200    Dow Chemical Co.                                                                                         9,940
               500    PPG Industries, Inc.                                                                                    34,390
                                                                                                                              44,330
Chemicals - Specialty - 1.2%
            14,700    Ashland, Inc.                                                                                          902,286
            17,500    Eastman Chemical Co.                                                                                   947,625
            27,700    Ecolab, Inc.                                                                                           932,105
             3,700    Engelhard Corp.                                                                                        111,185
            24,900    Hercules, Inc.                                                                                         361,299
                                                                                                                           3,254,500
Coatings and Paint Products - 0.4%
            23,900    Sherwin-Williams Co.                                                                                 1,032,480
Commercial Banks - 1.3%
            23,700    AmSouth Bancorporation                                                                                 591,078
             7,300    BB&T Corp.                                                                                             288,131
             8,700    Compass Bancshares, Inc.                                                                               407,421
             2,800    First Horizon National Corp.                                                                           119,196
             3,300    M&T Bank Corp.                                                                                         337,788
             3,000    Marshall & Ilsley Corp.                                                                                128,430
            28,700    Regions Financial Corp.                                                                                918,400
             7,000    Synovus Financial Corp.                                                                                189,910
             8,500    Zions Bancorporation                                                                                   576,470
                                                                                                                           3,556,824
Commercial Services - Finance - 0.2%
             1,400    Equifax, Inc.                                                                                           39,620
             7,200    Moody's Corp.                                                                                          603,216
                                                                                                                             642,836
Computer Aided Design - 0.6%
            50,000    Autodesk, Inc.                                                                                       1,468,500
Computer Services - 0.2%
               700    Affiliated Computer Services, Inc. - Class A*                                                           37,933
             9,200    Computer Sciences Corp.*                                                                               473,984
                                                                                                                             511,917
Computers - 0.8%
            15,200    Apple Computer, Inc.*                                                                                1,168,880
            16,700    Dell, Inc.*                                                                                            697,392
             3,300    IBM Corp.                                                                                              308,286
                                                                                                                           2,174,558
Computers - Integrated Systems - 0.4%
            31,500    NCR Corp.*                                                                                           1,076,670
Computers - Memory Devices - 0.1%
             2,500    EMC Corp.*                                                                                              32,750
             9,100    Network Appliance, Inc.*                                                                               289,744
                                                                                                                             322,494
Computers - Peripheral Equipment - 0.4%
            14,100    Lexmark International Group, Inc. - Class A*                                                         1,175,235
Consumer Products - Miscellaneous - 1.2%
            20,100    Clorox Co.                                                                                           1,194,342
             8,500    Fortune Brands, Inc.                                                                                   713,830
            21,000    Kimberly-Clark Corp.                                                                                 1,375,710
                                                                                                                           3,283,882
Containers - Metal and Glass - 0.4%
            23,000    Ball Corp.                                                                                             982,560
Containers - Paper and Plastic - 0.3%
             2,500    Bemis Company, Inc.                                                                                     72,500
             8,200    Pactiv Corp.*                                                                                          182,122
            12,800    Sealed Air Corp.*                                                                                      656,640
                                                                                                                             911,262
Cosmetics and Toiletries - 3.0%
            10,850    Alberto-Culver Co.                                                                                     588,613
            64,500    Avon Products, Inc.                                                                                  2,723,190
             2,600    Colgate-Palmolive Co.                                                                                  136,604
            47,300    Gillette Co.                                                                                         2,399,056
             1,100    International Flavors & Fragrances, Inc.                                                                46,442
            37,000    Procter & Gamble Co.                                                                                 1,969,510
                                                                                                                           7,863,415
Cruise Lines - 0.3%
            12,100    Carnival Corp. (New York Shares)                                                                       696,960
Data Processing and Management - 1.2%
            22,800    Automatic Data Processing, Inc.                                                                        991,344
            53,600    First Data Corp.                                                                                     2,183,664
             1,000    VERITAS Software Corp.*                                                                                 25,720
                                                                                                                           3,200,728
Disposable Medical Products - 0.5%
            18,200    C.R. Bard, Inc.                                                                                      1,233,960
Distribution/Wholesale - 1.1%
            39,200    Genuine Parts Co.                                                                                    1,659,336
            19,400    W.W. Grainger, Inc.                                                                                  1,187,474
                                                                                                                           2,846,810
Diversified Operations - 4.7%
            15,600    3M Co.                                                                                               1,316,016
             1,400    Cooper Industries, Ltd. - Class A                                                                       97,300
            33,400    Danaher Corp.                                                                                        1,832,992
            10,700    Eaton Corp.                                                                                            727,493
            86,400    General Electric Co.                                                                                 3,121,632
            33,300    Honeywell International, Inc.                                                                        1,198,134
             5,600    Illinois Tool Works, Inc.                                                                              487,088
               400    Ingersoll-Rand Co. - Class A                                                                            29,752
             9,800    ITT Industries, Inc.                                                                                   835,842
            36,700    Leggett & Platt, Inc.                                                                                1,045,950
             1,400    Parker Hannifin Corp.                                                                                   91,224
            13,000    Textron, Inc.                                                                                          935,740
            20,900    Tyco International, Ltd. (New York Shares)                                                             755,326
                                                                                                                          12,474,489
Diversified Operations-Commercial Services - 0.1%
            16,300    Cendant Corp.                                                                                          383,865
E-Commerce/Services - 0.9%
            29,500    eBay, Inc.*                                                                                          2,404,250
Electric - Integrated - 5.1%
            22,300    Allegheny Energy, Inc.*                                                                                431,282
            18,000    American Electric Power Company, Inc.                                                                  634,500
             6,100    Cinergy Corp.                                                                                          245,769
             2,600    Constellation Energy Group, Inc.                                                                       130,000
            12,500    Dominion Resources, Inc.                                                                               867,250
             8,200    DTE Energy Co.                                                                                         359,242
             7,100    Duke Energy Corp.                                                                                      190,209
            62,500    Edison International                                                                                 2,029,375
             6,500    Entergy Corp.                                                                                          451,880
            15,300    Exelon Corp.                                                                                           677,025
            18,300    FirstEnergy Corp.                                                                                      727,608
               600    FPL Group, Inc.                                                                                         45,984
            62,700    PG&E Corp.*                                                                                          2,194,499
            19,800    Pinnacle West Capital Corp.                                                                            825,660
               200    PPL Corp.                                                                                               10,800
            17,900    Public Service Enterprise Group, Inc.                                                                  944,225
             2,900    Southern Co.                                                                                            97,933
            18,700    TXU Corp.                                                                                            1,294,040
            73,500    Xcel Energy, Inc.                                                                                    1,336,965
                                                                                                                          13,494,246
Electric Products - Miscellaneous - 0%
               200    Emerson Electric Co.                                                                                    13,448
Electronic Components - Semiconductors - 0.3%
             8,900    Advanced Micro Devices, Inc.*                                                                          140,620
             7,300    Altera Corp.*                                                                                          140,160
             2,638    Freescale Semiconductor, Inc. - Class B*                                                                46,086
               500    National Semiconductor Corp.                                                                             8,465
             5,800    NVIDIA Corp.*                                                                                          132,936
            10,800    PMC-Sierra, Inc.*                                                                                      111,024
             7,800    Xilinx, Inc.                                                                                           227,682
                                                                                                                             806,973
Electronic Forms - 0.1%
             6,000    Adobe Systems, Inc.                                                                                    341,400
Electronic Measuring Instruments - 0%
             1,300    Tektronix, Inc.                                                                                         37,466
Electronics - Military - 0.2%
             5,700    L-3 Communications Holdings, Inc.                                                                      407,037
Engineering - Research and Development Services - 0.2%
            10,900    Fluor Corp.                                                                                            583,586
Engines - Internal Combustion - 0.3%
             9,400    Cummins, Inc.                                                                                          730,098
Enterprise Software/Services - 0.1%
             5,300    BMC Software, Inc.*                                                                                     89,199
             5,800    Computer Associates International, Inc.                                                                157,702
                                                                                                                             246,901
Entertainment Software - 0.1%
             3,000    Electronic Arts, Inc.*                                                                                 193,020
Filtration and Separations Products - 0%
             1,200    Pall Corp.                                                                                              32,316
Finance - Consumer Loans - 0.2%
            11,700    SLM Corp.                                                                                              587,223
Finance - Credit Card - 0.4%
            16,800    American Express Co.                                                                                   896,280
             2,400    Capital One Financial Corp.                                                                            187,872
             2,800    Providian Financial Corp.*                                                                              46,704
                                                                                                                           1,130,856
Finance - Investment Bankers/Brokers - 1.5%
             1,000    Bear Stearns Companies, Inc.                                                                           101,060
            42,500    Citigroup, Inc.                                                                                      2,084,625
            48,560    JPMorgan Chase & Co.                                                                                 1,812,745
                                                                                                                           3,998,430
Finance - Mortgage Loan Banker - 0.7%
            47,500    Countrywide Financial Corp.                                                                          1,757,500
             2,300    Freddie Mac                                                                                            150,167
                                                                                                                           1,907,667
Financial Guarantee Insurance - 0.5%
            20,600    MGIC Investment Corp.                                                                                1,316,340
Food - Confectionary - 1.1%
            24,600    Hershey Foods Corp.                                                                                  1,438,854
            20,800    Wm. Wrigley Jr. Company                                                                              1,464,112
                                                                                                                           2,902,966
Food - Diversified - 1.5%
            32,500    ConAgra Foods, Inc.                                                                                    958,750
               100    General Mills, Inc.                                                                                      5,299
             2,800    H.J. Heinz Co.                                                                                         105,868
            13,400    Kellogg Co.                                                                                            598,176
            26,400    McCormick & Company, Inc.                                                                              981,288
            57,000    Sara Lee Corp.                                                                                       1,338,360
                                                                                                                           3,987,741
Food - Retail - 0.2%
            13,800    Albertson's, Inc.                                                                                      315,744
            14,800    Safeway, Inc.*                                                                                         278,980
                                                                                                                             594,724
Food - Wholesale/Distribution - 0.1%
             4,800    Supervalu, Inc.                                                                                        151,728
             2,200    Sysco Corp.                                                                                             76,934
                                                                                                                             228,662
Forestry - 0.5%
            25,500    Plum Creek Timber Company, Inc.                                                                        910,860
             5,800    Weyerhaeuser Co.                                                                                       361,920
                                                                                                                           1,272,780
Gas - Distribution - 0.5%
             6,000    Nicor, Inc.                                                                                            221,520
               900    Peoples Energy Corp.                                                                                    38,547
            29,200    Sempra Energy Co.                                                                                    1,086,824
                                                                                                                           1,346,891
Health Care Cost Containment - 0.1%
             4,800    McKesson Corp.                                                                                         165,552
Home Decoration Products - 0.4%
            46,100    Newell Rubbermaid, Inc.                                                                                992,072
Hotels and Motels - 0.9%
            11,600    Hilton Hotels Corp.                                                                                    258,100
             4,300    Marriott International, Inc. - Class A                                                                 271,674
            32,400    Starwood Hotels & Resorts Worldwide, Inc.                                                            1,875,636
                                                                                                                           2,405,410
Human Resources - 0.1%
             8,200    Robert Half International, Inc.                                                                        248,788
Industrial Automation and Robotics - 0.2%
            10,800    Rockwell Automation, Inc.                                                                              611,820
Industrial Gases - 0%
             1,200    Air Products and Chemicals, Inc.                                                                        70,692
             1,200    Praxair, Inc.                                                                                           51,780
                                                                                                                             122,472
Instruments - Controls - 0.1%
             7,200    Thermo Electron Corp.*                                                                                 215,568
Instruments - Scientific - 0.3%
               700    Fisher Scientific International, Inc.*                                                                  44,205
             5,500    PerkinElmer, Inc.                                                                                      126,445
            10,900    Waters Corp.*                                                                                          534,972
                                                                                                                             705,622
Insurance Brokers - 0.6%
            64,900    Aon Corp.                                                                                            1,475,826
Internet Security - 0.4%
            44,500    Symantec Corp.*                                                                                      1,039,075
Investment Management and Advisory Services - 0.2%
             5,600    Federated Investors, Inc. - Class B                                                                    164,528
             2,200    Franklin Resources, Inc.                                                                               149,292
             4,500    T. Rowe Price Group, Inc.                                                                              269,325
                                                                                                                             583,145
Leisure and Recreation Products - 0.4%
            22,200    Brunswick Corp.                                                                                      1,023,864
Life and Health Insurance - 1.5%
            18,100    AFLAC, Inc.                                                                                            715,131
            20,500    CIGNA Corp.                                                                                          1,645,125
            20,800    Lincoln National Corp.                                                                                 959,712
            13,900    Torchmark Corp.                                                                                        758,940
                                                                                                                           4,078,908
Machinery - Farm - 0%
               300    Deere & Co.                                                                                             20,829
Medical - Biomedical and Genetic - 0.5%
               900    Amgen, Inc.*                                                                                            56,016
            18,600    Biogen Idec, Inc.*                                                                                   1,208,256
               400    Genzyme Corp.*                                                                                          23,284
                                                                                                                           1,287,556
Medical - Drugs - 2.3%
             3,900    Eli Lilly and Co.                                                                                      211,536
            11,700    Forest Laboratories, Inc.*                                                                             485,901
            17,400    MedImmune, Inc.                                                                                        411,597
            30,400    Merck & Company, Inc.                                                                                  852,720
           121,880    Pfizer, Inc.                                                                                         2,944,621
            55,300    Schering-Plough Corp.                                                                                1,026,368
             4,600    Wyeth                                                                                                  182,298
                                                                                                                           6,115,041
Medical - HMO - 1.7%
            20,400    Aetna, Inc.                                                                                          2,591,820
             1,700    Humana, Inc.*                                                                                           58,259
             8,700    UnitedHealth Group, Inc.                                                                               773,430
             9,800    WellPoint, Inc.*                                                                                     1,190,700
                                                                                                                           4,614,209
Medical - Wholesale Drug Distributors - 0%
             1,200    AmerisourceBergen Corp.                                                                                 69,936
Medical Information Systems - 0%
               300    IMS Health, Inc.                                                                                         7,014
Medical Instruments - 2.3%
            29,300    Boston Scientific Corp.*                                                                               968,658
            24,700    Guidant Corp.                                                                                        1,790,503
            16,600    Medtronic, Inc.                                                                                        871,334
            61,200    St. Jude Medical, Inc.*                                                                              2,403,936
                                                                                                                           6,034,431
Medical Labs and Testing Services - 0.7%
             9,200    Laboratory Corporation of America Holdings*                                                            440,220
            15,000    Quest Diagnostics, Inc.                                                                              1,429,500
                                                                                                                           1,869,720
Medical Products - 3.6%
            18,700    Baxter International, Inc.                                                                             631,312
            44,000    Becton, Dickinson and Co.                                                                            2,492,600
             5,900    Biomet, Inc.                                                                                           250,632
            37,200    Johnson & Johnson                                                                                    2,406,840
            33,100    Stryker Corp.                                                                                        1,626,534
            28,400    Zimmer Holdings, Inc.*                                                                               2,239,340
                                                                                                                           9,647,258
Metal - Copper - 0%
             1,200    Phelps Dodge Corp.                                                                                     115,560
Motorcycle and Motor Scooter Manufacturing - 0.2%
             9,300    Harley-Davidson, Inc.                                                                                  559,023
Multi-Line Insurance - 2.4%
            18,100    Allstate Corp.                                                                                         912,964
             9,600    American International Group, Inc.                                                                     636,384
               900    Cincinnati Financial Corp.                                                                              39,708
             8,900    Hartford Financial Services Group, Inc.                                                                598,881
            39,800    Loews Corp.                                                                                          2,706,400
            34,600    MetLife, Inc.                                                                                        1,375,350
             1,400    Prudential Financial, Inc.                                                                              75,474
                                                                                                                           6,345,161
Multimedia - 0.5%
             3,000    McGraw-Hill Companies, Inc.                                                                            271,500
             1,000    Meredith Corp.                                                                                          48,030
            50,900    News Corporation, Inc. - Class A                                                                       865,300
             1,100    Walt Disney Co.                                                                                         31,493
                                                                                                                           1,216,323
Networking Products - 0.4%
            51,900    Cisco Systems, Inc.*                                                                                   936,276
Non-Hazardous Waste Disposal - 0%
             1,400    Waste Management, Inc.                                                                                  40,600
Office Automation and Equipment - 0.3%
            14,300    Pitney Bowes, Inc.                                                                                     639,782
            13,900    Xerox Corp.*                                                                                           220,732
                                                                                                                             860,514
Office Supplies and Forms - 0.4%
            18,700    Avery Dennison Corp.                                                                                 1,123,683
Oil - Field Services - 1.7%
            27,700    Baker Hughes, Inc.                                                                                   1,199,410
            22,000    BJ Services Co.                                                                                      1,057,100
            32,200    Halliburton Co.                                                                                      1,324,386
            14,000    Schlumberger, Ltd. (New York Shares)                                                                   952,560
                                                                                                                           4,533,456
Oil and Gas Drilling - 0.8%
            17,900    Nabors Industries, Ltd.*                                                                               902,160
            26,100    Transocean, Inc.*                                                                                    1,148,400
                                                                                                                           2,050,560
Oil Companies - Exploration and Production - 3.5%
            19,700    Anadarko Petroleum Corp.                                                                             1,304,337
            18,160    Apache Corp.                                                                                           988,267
            67,000    Burlington Resources, Inc.                                                                           2,928,570
            17,500    Devon Energy Corp.                                                                                     711,725
            21,700    EOG Resources, Inc.                                                                                  1,611,225
            20,500    Kerr-McGee Corp.                                                                                     1,265,875
             6,800    Unocal Corp.                                                                                           323,476
             5,100    XTO Energy, Inc.                                                                                       183,141
                                                                                                                           9,316,616
Oil Companies - Integrated - 4.8%
            20,000    Amerada Hess Corp.                                                                                   1,733,000
            20,100    ChevronTexaco Corp.                                                                                  1,093,440
            26,900    ConocoPhillips                                                                                       2,496,051
            88,400    Exxon Mobil Corp.                                                                                    4,561,440
            14,600    Marathon Oil Corp.                                                                                     565,458
            37,000    Occidental Petroleum Corp.                                                                           2,160,060
                                                                                                                          12,609,449
Oil Refining and Marketing - 1.3%
            11,900    Sunoco, Inc.                                                                                         1,041,131
            45,100    Valero Energy Corp.                                                                                  2,346,553
                                                                                                                           3,387,684
Optical Supplies - 0.2%
               600    Allergan, Inc.                                                                                          45,570
             5,700    Bausch & Lomb, Inc.                                                                                    415,473
                                                                                                                             461,043
Paper and Related Products - 0.8%
            11,800    Georgia-Pacific Corp.                                                                                  378,780
             5,500    International Paper Co.                                                                                215,325
             3,000    Louisiana-Pacific Corp.                                                                                 76,800
            36,500    MeadWestvaco Corp.                                                                                   1,054,485
             5,900    Temple-Inland, Inc.                                                                                    375,240
                                                                                                                           2,100,630
Pharmacy Services - 0.1%
             4,200    Caremark Rx, Inc.*                                                                                     164,220
               300    Express Scripts, Inc. - Class A*                                                                        22,257
               217    Medco Health Solutions, Inc.*                                                                            9,238
                                                                                                                             195,715
Photo Equipment and Supplies - 0.1%
             8,000    Eastman Kodak Co.                                                                                      264,720
Pipelines - 0.3%
             8,700    Kinder Morgan, Inc.                                                                                    652,848
             7,000    Williams Companies, Inc.                                                                               117,670
                                                                                                                             770,518
Printing - Commercial - 0.1%
            10,900    R.R. Donnelley & Sons Co.                                                                              364,605
Property and Casualty Insurance - 1.4%
             5,200    ACE, Ltd.                                                                                              225,680
            18,600    Progressive Corp.                                                                                    1,555,890
            22,900    SAFECO Corp.                                                                                         1,060,270
            16,600    St. Paul Travelers Companies, Inc.                                                                     623,164
             2,900    XL Capital, Ltd. - Class A                                                                             216,862
                                                                                                                           3,681,866
Publishing - Newspapers - 0.2%
             5,100    Gannett Company, Inc.                                                                                  408,204
               800    Tribune Co.                                                                                             31,984
                                                                                                                             440,188
REIT - Apartments - 0.4%
            13,800    Apartment Investment & Management Co.- Class A                                                         495,420
            11,500    Archstone-Smith Trust, Inc.                                                                            394,450
             8,300    Equity Residential Properties Trust                                                                    261,782
                                                                                                                           1,151,652
REIT - Regional Malls - 0.3%
            11,300    Simon Property Group, Inc.                                                                             670,090
REIT - Warehouse and Industrial - 0%
             1,700    ProLogis                                                                                                64,838
Retail - Apparel and Shoe - 0.6%
            14,600    Gap, Inc.                                                                                              321,346
            19,600    Limited, Inc.                                                                                          464,520
            14,200    Nordstrom, Inc.                                                                                        685,150
                                                                                                                           1,471,016
Retail - Automobile - 0.1%
             7,000    Auto Nation, Inc.*                                                                                     133,280
Retail - Building Products - 0.1%
             4,600    Home Depot, Inc.                                                                                       189,796
Retail - Consumer Electronics - 0%
             1,000    Best Buy Company, Inc.                                                                                  53,790
Retail - Discount - 1.3%
            11,100    Big Lots, Inc.*                                                                                        124,986
            23,300    Costco Wholesale Corp.                                                                               1,101,391
            17,200    Target Corp.                                                                                           873,244
            23,200    Wal-Mart Stores, Inc.                                                                                1,215,680
                                                                                                                           3,315,301
Retail - Drug Store - 0.3%
            14,600    CVS Corp.                                                                                              676,710
             3,500    Walgreen Co.                                                                                           149,135
                                                                                                                             825,845
Retail - Major Department Stores - 0.5%
            25,600    J.C. Penney Company, Inc.                                                                            1,093,632
             2,300    May Department Stores Co.                                                                               77,970
             2,500    Sears, Roebuck and Co.                                                                                 125,625
                                                                                                                           1,297,227
Retail - Office Supplies - 0.1%
             1,900    Office Depot, Inc.*                                                                                     32,851
             7,800    OfficeMax, Inc.                                                                                        230,178
               700    Staples, Inc.                                                                                           22,918
                                                                                                                             285,947
Retail - Regional Department Stores - 0.5%
            17,700    Dillard's, Inc. - Class A                                                                              464,448
             1,000    Federated Department Stores, Inc.                                                                       56,800
            17,500    Kohl's Corp.*                                                                                          822,675
                                                                                                                           1,343,923
Retail - Restaurants - 1.2%
             6,300    McDonald's Corp.                                                                                       204,057
            48,500    Starbucks Corp.*                                                                                     2,619,000
             6,800    Yum! Brands, Inc.                                                                                      315,180
                                                                                                                           3,138,237
Retail - Toy Store - 0.1%
            15,500    Toys R Us, Inc.*                                                                                       332,475
Rubber - Tires - 0.2%
            13,200    Cooper Tire & Rubber Co.                                                                               285,252
            23,700    Goodyear Tire & Rubber Co.*                                                                            365,928
                                                                                                                             651,180
Savings/Loan/Thrifts - 0.5%
            20,000    Golden West Financial Corp.                                                                          1,292,400
Schools - 0.6%
            20,200    Apollo Group, Inc. - Class A*                                                                        1,579,438
Semiconductor Components/Integrated Circuits - 0.2%
             4,300    Linear Technology Corp.                                                                                162,282
             8,900    Maxim Integrated Products, Inc.                                                                        347,189
                                                                                                                             509,471
Semiconductor Equipment - 0%
             2,000    Teradyne, Inc.*                                                                                         28,060
Steel - Producers - 0.5%
            23,100    Nucor Corp.                                                                                          1,297,296
Steel - Specialty - 0.1%
             5,800    Allegheny Technologies, Inc.                                                                           139,200
Super-Regional Banks - 2.8%
            72,226    Bank of America Corp.                                                                                3,349,120
            12,100    Comerica, Inc.                                                                                         700,106
             8,400    Huntington Bancshares, Inc.                                                                            192,948
             1,900    KeyCorp                                                                                                 63,498
            39,600    National City Corp.                                                                                  1,407,780
            10,800    U.S. Bancorp                                                                                           324,540
            13,197    Wachovia Corp.                                                                                         723,855
             8,700    Wells Fargo & Co.                                                                                      533,310
                                                                                                                           7,295,157
Telecommunication Equipment - 0%
             3,300    Avaya, Inc.*                                                                                            47,355
             3,600    Comverse Technology, Inc.*                                                                              80,460
                                                                                                                             127,815
Telecommunication Equipment - Fiber Optics - 0.1%
            20,300    Corning, Inc.*                                                                                         222,082
Telephone - Integrated - 1.8%
            12,700    ALLTEL Corp.                                                                                           699,008
             9,000    BellSouth Corp.                                                                                        236,160
             2,300    CenturyTel, Inc.                                                                                        74,980
            71,600    Citizens Communications Co.                                                                            965,884
            27,900    SBC Communications, Inc.                                                                               662,904
             3,500    Sprint Corp.                                                                                            83,405
            58,500    Verizon Communications, Inc.                                                                         2,082,015
                                                                                                                           4,804,356
Television - 0%
             1,500    Univision Communications, Inc. - Class A*                                                               40,965
Therapeutics - 0%
             1,100    Gilead Sciences, Inc.*                                                                                  36,410
Tobacco - 0.9%
             4,000    Altria Group, Inc.                                                                                     255,320
            18,100    Reynolds American, Inc.                                                                              1,455,602
            14,600    UST, Inc.                                                                                              739,636
                                                                                                                           2,450,558
Tools - Hand Held - 1.0%
            18,600    Black & Decker Corp.                                                                                 1,532,640
            10,200    Snap-On, Inc.                                                                                          337,722
            13,700    Stanley Works                                                                                          651,572
                                                                                                                           2,521,934
Transportation - Railroad - 0.7%
            19,400    Burlington Northern Santa Fe Corp.                                                                     934,692
             3,100    CSX Corp.                                                                                              123,907
            26,100    Norfolk Southern Corp.                                                                                 911,412
                                                                                                                           1,970,011
Transportation - Services - 1.0%
            14,900    FedEx Corp.                                                                                          1,425,185
            16,300    Ryder System, Inc.                                                                                     742,465
             5,200    United Parcel Service, Inc. - Class B                                                                  388,336
                                                                                                                           2,555,986
Travel Services - 0.2%
            19,300    Sabre Group Holdings, Inc.                                                                             407,230
Web Portals/Internet Service Providers - 0.8%
            62,800    Yahoo!, Inc.*                                                                                        2,211,188
Wireless Equipment - 0.8%
            20,800    Motorola, Inc.                                                                                         327,392
            48,800    QUALCOMM, Inc.                                                                                       1,817,312
                                                                                                                           2,144,704
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $225,306,452)                                                                                   248,637,667
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.7%
       $15,200,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $15,201,043
                        collateralized by $15,592,444
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $15,504,032 (cost $15,200,000)                                                           15,200,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.4%
         1,000,000    U.S. Treasury Bill 2.16%, due 3/24/05** (cost $996,940)                                                996,940
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $241,503,392) - 100%                                                                      $264,834,607
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                               Value         % of Investment Securities

Bermuda                          $    1,784,538                0.7%
Cayman Islands                        1,590,942                0.6
Netherlands                             952,560                0.3
Panama                                  696,960                0.3
United States++                     259,809,607               98.1

                      Total      $  264,834,607              100.0%
                                 ==============              =====

++Includes Short-Term Securities and Other Securities (92.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.


Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Risk-Managed Stock Fund                                       $996,940
--------------------------------------------------------------------------------

Schedule of Futures Contracts
As of January 31, 2005

--------------------------------------------------------------------------------
Financial Futures - Long

200 Contracts  S&P 500 E-mini
                 expires March 2005, principal
                 amount $11,794,150, value $11,817,500
                 cumulative appreciation                                 $23,350

--------------------------------------------------------------------------------

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 31.4%
Automotive - Truck Parts and Equipment - Original - 1.0%
   $     3,000,000    Lear Corp., 7.96% company guaranteed notes, due 5/15/05                                           $  3,039,378
Beverages - Non-Alcoholic - 0.6%
         2,000,000    Bottling Group LLC, 2.45% senior notes, due 10/16/06                                                 1,964,118
Building - Residential and Commercial - 0.4%
         1,250,000    D.R. Horton, Inc., 7.50% company guaranteed notes, due 12/1/07                                       1,355,365
Cable Television - 0.5%
         1,300,000    Lenfest Communications, Inc., 10.50% senior subordinated notes, due 6/15/06                          1,410,445
Cellular Telecommunications - 0.3%
           725,000    Rogers Wireless Communications, Inc., 5.525% secured notes, due 12/15/10 (144A) (omega)                763,063
Chemicals - Specialty - 0.2%
           600,000    Lubrizol Corp., 4.625% senior notes, due 10/1/09                                                       601,336
Commercial Banks - 0.8%
         2,500,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                                 2,472,780
Consumer Products - Miscellaneous - 0.7%
         1,975,000    Dial Corp., 7.00% senior notes, due 8/15/06                                                          2,080,716
Containers - Metal and Glass - 1.2%
         2,000,000    Ball Corp., 7.75%  company guaranteed notes, due 8/1/06                                              2,085,000
         1,555,000    Crown Cork & Seal Company, Inc., 7.00% company guaranteed notes, due 12/15/06                        1,624,975
                                                                                                                           3,709,975
Diversified Financial Services - 2.7%
         5,000,000    General Electric Capital Corp., 2.85% notes, due 1/30/06                                             4,979,279
         3,250,000    General Electric Capital Corp., 3.50% notes, due 8/15/07                                             3,231,904
                                                                                                                           8,211,183
Diversified Operations - 1.6%
         4,750,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06                            4,890,192
Electric - Generation - 0.5%
         1,250,000    Allegheny Energy Supply Statutory Trust 2001, 10.25% secured notes, due
                      11/15/07(144A)                                                                                       1,400,000
Electric - Integrated - 6.6%
         4,750,000    Dominion Resources, Inc., 2.80% notes, due 2/15/05                                                   4,750,328
         4,250,000    FirstEnergy Corp., 5.50% notes, due 11/15/06                                                         4,370,067
         1,500,000    Pacific Gas and Electric Co., 3.26% first mortgage notes, due 4/3/06 (omega)                         1,501,484
         1,250,000    Southern California Edison Co., 6.375% notes, due 1/15/06                                            1,284,091
           785,000    Southern California Edison Co., 8.00% first refunding mortgage, due 2/15/07                            849,234
         4,900,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                          5,064,227
         2,125,000    TXU Energy Company LLC, 3.42% notes, due 1/17/06 (144A) (omega)                                      2,130,548
                                                                                                                          19,949,979
Electronic Components - Semiconductors - 0.8%
         2,400,000    Freescale Semiconductor, Inc., 5.41% senior notes, due 7/15/09 (omega)                               2,490,000
Finance - Auto Loans - 2.3%
         2,000,000    Ford Motor Credit Co., 4.95% senior notes, due 1/15/08                                               1,983,292
         2,000,000    General Motors Acceptance Corp., 4.50% notes, due 7/15/06                                            1,991,950
         3,000,000    General Motors Acceptance Corp., 5.125% notes, due 5/9/08                                            2,938,515
                                                                                                                           6,913,757
Finance - Commercial - 1.1%
         3,250,000    CIT Group, Inc., 4.125% senior notes, due 2/21/06                                                    3,275,792
Finance - Investment Bankers/Brokers - 1.6%
         4,725,000    Citigroup, Inc., 3.50% notes, due 2/1/08                                                             4,687,838
Gas - Transportation - 0.3%
         1,000,000    Williams Gas Pipelines Central, Inc., 7.375% senior notes, due 11/15/06 (144A)                       1,056,250
Machinery - Farm - 0.4%
         1,250,000    AGCO Corp., 9.50% company guaranteed notes, due 5/1/08                                               1,323,438
Machinery - Pumps - 0.2%
           500,000    Flowserve Corp., 12.25% company guaranteed notes, due 8/15/10                                          546,250
Medical - Hospitals - 0.7%
         2,000,000    HCA, Inc., 6.91% notes, due 6/15/05                                                                  2,021,804
Oil Companies - Integrated - 0.7%
         2,000,000    BP Capital Markets PLC, 2.75% company guaranteed notes, due 12/29/06                                 1,972,158
Oil Refining and Marketing - 1.3%
           675,000    Enterprise Products Operating L.P., 4.625% senior notes, due 10/15/09 (144A)                           673,398
         3,200,000    Enterprise Products Operating L.P., 4.00% senior notes, due 10/15/07 (144A)                          3,184,591
                                                                                                                           3,857,989
Paper and Related Products - 0.2%
           600,000    Boise Cascade LLC, 5.535% senior notes, due 10/15/12 (144A) (omega)                                    616,500
Pipelines - 1.0%
         1,500,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                                     1,526,978
         1,500,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                          1,464,350
                                                                                                                           2,991,328
Reinsurance - 1.1%
         3,250,000    Berkshire Hathaway, Inc., 3.375% notes, due 10/15/08                                                 3,198,718
Retail - Apparel and Shoe - 0.7%
         2,000,000    Gap, Inc., 6.90% notes, due 9/15/07                                                                  2,140,000
Satellite Telecommunications - 0.2%
           550,000    INTELSAT Bermuda, Ltd., 7.805% senior notes, due 1/15/12 (144A) (omega)                                566,500
Telecommunication Services - 0.2%
           750,000    Verizon Global Funding Corp., 4.00% notes, due 1/15/08                                                 753,387
Telephone - Integrated - 0.4%
         1,100,000    US West Communications, Inc., 6.00% debentures, due 8/1/07                                           1,098,625
Theaters - 0.2%
           675,000    Marquee, Inc., 6.54%, senior notes, due 8/15/10 (144A) (omega)                                         706,219
Tools - Hand Held - 0.9%
         2,750,000    Stanley Works, 3.50% notes, due 11/1/07                                                              2,729,287
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $94,620,050)                                                                                  94,794,370
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.3%
         8,625,000    Fannie Mae, 2.125%, due 4/15/06                                                                      8,509,762
         2,000,000    Fannie Mae, 4.75%, due 1/2/07                                                                        2,042,270
         4,390,000    Fannie Mae, 3.00%, due 8/15/07                                                                       4,327,802
         1,250,000    Fannie Mae, 3.25%, due 11/15/07#                                                                     1,236,846
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $16,268,580)                                                                         16,116,680
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 42.3%
         3,400,000    U.S. Treasury Notes, 1.50%, due 7/31/05#                                                             3,379,546
         6,065,000    U.S. Treasury Notes, 1.875%, due 1/31/06                                                             6,000,559
         3,625,000    U.S. Treasury Notes, 4.625%, due 5/15/06#                                                            3,695,659
         2,475,000    U.S. Treasury Notes, 2.625%, due 5/31/06#                                                            2,456,341
         1,550,000    U.S. Treasury Notes, 2.75%, due 6/30/06                                                              1,542,250
         9,725,000    U.S. Treasury Notes, 2.75%, due 7/31/06#                                                             9,670,297
        21,910,000    U.S. Treasury Notes, 2.375%, due 8/31/06#                                                           21,642,960
        10,860,000    U.S. Treasury Notes, 2.50%, due 9/30/06#                                                            10,737,401
         5,195,000    U.S. Treasury Notes, 2.50%, due 10/31/06#                                                            5,132,094
        13,700,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                           13,764,226
         6,370,000    U.S. Treasury Notes, 2.875%, due 11/30/06#                                                           6,328,697
         2,575,000    U.S. Treasury Notes, 3.00%, due 12/31/06                                                             2,562,527
        13,537,990    U.S. Treasury Notes, 3.375%, due 1/15/07#, (pi)                                                     14,197,966
         1,500,000    U.S. Treasury Notes, 2.25%, due 2/15/07#                                                             1,469,766
         2,540,000    U.S. Treasury Notes, 3.125%, due 5/15/07#                                                            2,528,888
         7,975,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                             7,857,863
         6,825,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                            6,753,017
         3,180,226    U.S. Treasury Notes, 3.625%, due 1/15/08#, (pi)                                                      3,426,941
         1,250,000    U.S. Treasury Notes, 3.125%, due 10/15/08#                                                           1,232,275
         3,320,000    U.S. Treasury Notes, 3.50%, due 8/15/09                                                              3,300,027
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $128,683,476)                                                                            127,679,300
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.2%
         6,800,000    ABN Amro Bank N.V., 2.47%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $6,800,467
                        collateralized by $6,975,567
                        in U.S. Treasury Bills
                        0%, 3/24/05 - 5/12/05; with a
                        value of $6,936,014 (cost $6,800,000)                                                              6,800,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 18.8%
        56,898,969    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $56,898,969)                                                              56,898,969
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $303,271,075) - 100%                                                                      $302,289,319
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                  Value     % of Investment Securities

Bermuda                           $      566,500               0.2%
Canada                                   763,063               0.3
Luxembourg                             4,890,192               1.6
United Kingdom                         3,597,133               1.2
United States++                      292,472,431              96.7

                       Total      $  302,289,319             100.0%
                                  ==============             =====

++Includes Short-Term Securities and Other Securities (75.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

(omega)     Rate is subject to change. Rate shown reflects current rate.

(pi)        Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2005.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                         $56,898,969
--------------------------------------------------------------------------------

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 71.0%
Agricultural Chemicals - 0.1%
           259,691    UAP Holding Corp.*                                                                              $    3,895,365
Applications Software - 0.4%
         3,372,100    Pinnacle Systems, Inc.*, (pound)                                                                    14,432,588
Automotive - Truck Parts and Equipment - Original - 0.9%
         1,200,000    Superior Industries International, Inc. #,(pound)                                                   30,204,000
Building - Mobile Home and Manufactured Homes - 0.3%
           550,000    Monaco Coach Corp. #                                                                                10,180,500
Building - Residential and Commercial - 0.4%
           195,000    Standard Pacific Corp. #                                                                            12,973,350
Building Products - Cement and Aggregate - 0.7%
           270,000    Eagle Materials, Inc. #                                                                             21,535,200
Chemicals - Specialty - 2.8%
           420,000    Ferro Corp. #                                                                                        8,328,600
         1,995,000    Lubrizol Corp. #                                                                                    71,879,850
           360,000    MacDermid, Inc. #                                                                                   11,570,400
                                                                                                                          91,778,850
Circuit Boards - 0.3%
           905,890    TTM Technologies, Inc.*, #                                                                           8,515,366
Coal - 1.3%
         1,200,000    Arch Coal, Inc. #                                                                                   43,860,000
Commercial Banks - 1.8%
         1,414,700    F.N.B. Corp.#                                                                                       27,982,766
         1,230,000    Susquehanna Bancshares, Inc. #                                                                      30,368,700
                                                                                                                          58,351,466
Commercial Services - 0.2%
           134,000    Arbitron, Inc.*, #                                                                                   5,480,600
Computer Services - 0.8%
           810,000    Covansys Corp.*, #                                                                                  11,583,000
           700,000    Manhattan Associates, Inc.*, #                                                                      15,365,000
                                                                                                                          26,948,000
Computers - Memory Devices - 0.5%
           185,000    Imation Corp. #                                                                                      6,380,650
         1,970,000    Silicon Storage Technology, Inc.*, #                                                                 9,042,300
                                                                                                                          15,422,950
Consulting Services - 0.3%
           360,000    MAXIMUS, Inc.*, #                                                                                   10,828,800
Decision Support Software - 0.5%
         1,400,000    NetIQ Corp.*, #                                                                                     16,464,000
Diversified Operations - 3.0%
           838,200    A.O. Smith Corp. #,(pound)                                                                          22,723,602
         1,845,700    Federal Signal Corp. #                                                                              30,509,421
           675,000    Harsco Corp.                                                                                        36,848,250
            52,800    Lancaster Colony Corp. #                                                                             2,233,968
           200,000    Trinity Industries, Inc. #                                                                           6,050,000
                                                                                                                          98,365,241
Electronic Components - Miscellaneous - 0.4%
           820,000    Technitrol, Inc.*, #                                                                                14,546,800
Electronic Components - Semiconductors - 1.0%
           400,000    OmniVision Technologies, Inc.*, #                                                                    6,492,000
         1,315,000    Pixelworks, Inc.*, #                                                                                12,347,850
         1,485,000    Zoran Corp.*, #                                                                                     15,132,150
                                                                                                                          33,972,000
Electronic Measuring Instruments - 0.4%
           650,000    Orbotech, Ltd.*, #                                                                                  13,585,000
Engineering - Research and Development Services - 1.0%
           799,400    EMCOR Group, Inc.*, #,(pound)                                                                       34,342,224
Enterprise Software/Services - 1.0%
           800,000    Ascential Software Corp.*, #                                                                        11,448,000
         1,160,000    Informatica Corp.*, #                                                                                8,978,400
         2,220,000    Micromuse, Inc.*, #                                                                                 11,410,800
                                                                                                                          31,837,200
Food - Wholesale/Distribution - 1.5%
         1,540,000    Supervalu, Inc. #                                                                                   48,679,400
Footwear and Related Apparel - 1.5%
         1,600,000    Wolverine World Wide, Inc.                                                                          50,288,000
Human Resources - 0.4%
         1,800,000    Spherion Corp.*, #                                                                                  14,040,000
Internet Applications Software - 0.6%
         1,259,100    Lionbridge Technologies, Inc.*, #                                                                    7,907,148
           870,000    Verity, Inc.*                                                                                       10,500,900
                                                                                                                          18,408,048
Investment Management and Advisory Services - 0.9%
         1,350,000    Waddell & Reed Financial, Inc. - Class A#                                                           29,524,500
Machine Tools and Related Products - 0.4%
           460,000    Lincoln Electric Holdings, Inc. #                                                                   14,789,000
Machinery - Construction and Mining - 0.6%
           749,250    Joy Global, Inc. #                                                                                  20,926,553
Machinery - General Industrial - 0.6%
           550,000    Albany International Corp. - Class A#                                                               18,782,500
Medical - Drugs - 0.5%
           780,000    Priority Healthcare Corp. - Class B*,#                                                              17,986,800
Medical - Generic Drugs - 1.5%
         2,850,000    Perrigo Co. #                                                                                       48,877,500
Medical - Hospitals - 1.7%
           505,000    LifePoint Hospitals, Inc.*, #                                                                       19,089,000
         1,693,300    Province Healthcare Co.*, #                                                                         38,336,312
                                                                                                                          57,425,312
Medical - Nursing Homes - 1.5%
         1,450,000    Manor Care, Inc. #                                                                                  50,097,500
Medical Products - 0.6%
           440,000    Invacare Corp. #                                                                                    20,477,600
Medical Sterilization Products - 1.8%
         2,450,000    Steris Corp.*, #                                                                                    58,114,000
Metal Processors and Fabricators - 1.4%
         1,162,500    Kaydon Corp. #                                                                                      36,072,375
           490,000    Worthington Industries, Inc. #                                                                      10,035,200
                                                                                                                          46,107,575
Multi-Line Insurance - 1.3%
         1,800,000    Old Republic International Corp. #                                                                  41,760,000
Networking Products - 0.4%
         1,320,000    Foundry Networks, Inc.*, #                                                                          13,569,600
Oil - Field Services - 2.1%
         1,800,000    Key Energy Services, Inc.*, #                                                                       22,338,000
           325,000    Tetra Technologies, Inc.*, #                                                                         9,067,500
           930,000    Universal Compression Holdings, Inc.*, #                                                            36,195,600
                                                                                                                          67,601,100
Oil and Gas Drilling - 0.8%
         5,050,000    Grey Wolf, Inc.*, #                                                                                 26,765,000
Oil Companies - Exploration and Production - 4.0%
           670,000    Forest Oil Corp.*, #                                                                                22,572,300
           990,000    Harvest Natural Resources, Inc.*, #                                                                 12,840,300
           207,200    Houston Exploration Co.*                                                                            11,232,312
           250,000    Newfield Exploration Co.*, #                                                                        15,300,000
         1,095,000    Plains Exploration & Production Co.*, #                                                             31,514,100
           310,000    Remington Oil & Gas Corp.*, #                                                                        9,067,500
           225,000    St. Mary Land & Exploration Co. #                                                                    9,677,250
           450,000    Stone Energy Corp.*, #                                                                              19,260,000
                                                                                                                         131,463,762
Paper and Related Products - 2.0%
           880,000    Glatfelter                                                                                          11,950,400
         1,200,000    Rayonier, Inc. #                                                                                    53,400,000
                                                                                                                          65,350,400
Pharmacy Services - 0.5%
           550,000    Accredo Health, Inc.*,#                                                                             16,379,000
Property and Casualty Insurance - 0.5%
           815,300    Harleysville Group, Inc. #                                                                          17,610,480
Publishing - Periodicals - 1.4%
         2,800,000    Reader's Digest Association, Inc. #                                                                 45,136,000
Reinsurance - 0.7%
           570,000    IPC Holdings, Ltd. #                                                                                24,059,700
REIT - Apartments - 1.6%
         1,300,000    Home Properties, Inc. #                                                                             52,520,000
REIT - Manufactured Homes - 1.3%
         1,250,000    Equity Lifestyle Properties, Inc. #,(pound)                                                         42,850,000
REIT - Office Property - 2.3%
           250,000    Alexandria Real Estate Equities, Inc. #                                                             16,640,000
         1,000,000    Brandywine Realty Trust, Inc. #                                                                     27,700,000
           850,000    Prentiss Properties Trust #                                                                         30,455,500
                                                                                                                          74,795,500
REIT - Warehouse and Industrial - 1.5%
           400,000    EastGroup Properties, Inc. #                                                                        14,476,000
           850,000    First Industrial Realty Trust, Inc. #                                                               33,252,000
                                                                                                                          47,728,000
Retail - Apparel and Shoe - 0.3%
           455,000    AnnTaylor Stores Corp.*, #                                                                           9,777,950
Retail - Convenience Stores - 0.9%
         1,760,000    Casey's General Stores, Inc. #                                                                      31,011,200
Retail - Discount - 1.8%
         4,135,000    Big Lots, Inc.*, #                                                                                  46,560,100
           680,000    Fred's, Inc.                                                                                        11,199,600
                                                                                                                          57,759,700
Retail - Restaurants - 0.6%
           747,900    Bob Evans Farms, Inc. #                                                                             18,218,844
Rubber - Tires - 0.7%
         1,000,000    Cooper Tire & Rubber Co. #                                                                          21,610,000
Savings/Loan/Thrifts - 5.6%
         2,800,000    Brookline Bancorp, Inc. #                                                                           44,772,000
         3,625,000    First Niagara Financial Group, Inc. #                                                               49,481,250
         2,500,000    Provident Financial Services, Inc. #                                                                45,175,000
         1,800,000    Washington Federal, Inc. #                                                                          46,890,000
                                                                                                                         186,318,250
Schools - 0.3%
           560,000    DeVry, Inc.*, #                                                                                      9,934,400
Semiconductor Components/Integrated Circuits - 0.5%
         1,300,000    Integrated Device Technology, Inc.*, #                                                              15,262,000
Steel - Producers - 0.3%
           225,000    Steel Dynamics, Inc. #                                                                               8,505,000
Telecommunication Equipment - 0.3%
           845,000    Ditech Communications Corp.*, #                                                                     11,238,500
Telephone - Integrated - 0.5%
         1,150,000    IDT Corp. - Class B*,#                                                                              16,836,000
Toys - 0.3%
           740,000    Leapfrog Enterprises, Inc.*, #                                                                       9,805,000
Transportation - Equipment and Leasing - 0.5%
           500,000    GATX Corp. #                                                                                        14,890,000
Transportation - Marine - 0.3%
           200,000    Teekay Shipping Corp. (New York Shares) #                                                            8,874,000
Transportation - Railroad - 1.1%
         2,003,000    Kansas City Southern*,#                                                                             34,972,380
Transportation - Services - 1.8%
         2,750,000    Laidlaw International, Inc.*, #                                                                     59,867,500
Transportation - Truck - 0.5%
           490,000    USF Corp. #                                                                                         16,150,400
Wireless Equipment - 0.7%
         4,130,000    Stratex Networks, Inc.*, #                                                                           9,416,400
         1,700,000    Wireless Facilities, Inc.*, #                                                                       14,484,000
                                                                                                                          23,900,400
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,880,600,249)                                                                               2,334,563,854
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.8%
                      Janus Institutional Cash Reserve Fund
   $   125,000,000     2.33% (cost $125,000,000)                                                                         125,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.8%
       454,770,925    State Street Navigator Securities Lending
                       Prime Portfolio+ (cost $454,770,925)                                                              454,770,925
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 5.7%
  $    140,000,000    Banc of America Securities LLC, 2.50%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $140,009,722
                        collateralized by $1,087,592,859
                        in U.S. Government Agencies
                        0% - 29.09%, 10/15/17 - 12/15/34; with a
                        value of $142,800,000                                                                            140,000,000
        46,000,000    Nomura Securities, Inc., 2.54%
                        dated 1/31/05, maturing 2/1/05
                        to be repurchased at $46,003,246
                        collateralized by $276,133,244
                        in U.S. Government Agencies
                        0% - 15.558%, 4/15/07 - 6/16/45; with a
                        value of $46,920,000                                                                              46,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $186,000,000)                                                                         186,000,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 1.5%
                      Federal National Mortgage Association
        50,000,000      2.44%, 3/30/05 (amortized cost $49,805,250)                                                       49,812,500
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 4.2%
                      UBS Finance Delaware, LLC
       137,200,000      2.50%, 2/1/05 (cost $137,200,000)                                                                137,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,833,376,424) - 100%                                                                  $3,287,347,279
====================================================================================================================================

                        Geographic Summary of Investments
                          January, 31 2005 (unaudited)

Country                                   Value       % of Investment Securities

Bermuda                              $   24,059,700             0.7%
Israel                                   13,585,000             0.4
Marshall Islands                          8,874,000             0.3
United States++                       3,240,828,579            98.6

                           Total     $3,287,347,279           100.0%
                                     ==============           ======

++ Includes Short-Term Securities and Other Securities (69.6% excluding Short-Term Securities and Other Securities)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                          $454,770,925
--------------------------------------------------------------------------------

Notes to Schedules of Investment (unaudited)

New York Shares       Securities of foreign companies trading on the New York
                      Stock Exchange

REIT                  Real Estate Investment Trusts

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(pound)     Affiliate Transactions
            The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                              Purchases                 Sales              Realized       Dividend      Market Value
                                           Shares       Cost      Shares        Cost      Gain/(Loss)      Income        at 1/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value
A.O. Smith Corp.                             --       $    --      361,800    $6,165,175    $4,312,957     $192,000    $ 22,723,602
EMCOR Group, Inc.                            --            --           --            --            --           --    $ 34,342,224
Equity Lifestyles Properties                 --            --           --            --            --       15,625      42,850,000
Manufactured Home Communities, Inc.          --            --           --            --            --           --              --
Pinnacle Systems, Inc.                   72,100       291,046      200,000     1,880,361      (798,866)          --      14,432,588
Superior Industries International, Inc.      --            --      570,000    22,172,286    (6,329,121)     205,871      30,204,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $291,046                $30,217,823   $(2,815,030)    $413,496    $144,552,414
-----------------------------------------------------------------------------------------------------------------------------------

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities - 100%

California - 0.8%
         1,250,000    Los Angeles Regional Airport Improvements Corp. Lease Revenue, (Sublease - L.A.
                      International), Variable Rate, 1.87%, 12/1/25                                                     $  1,250,000
Colorado - 28.6%
           900,000    Arvada, Colorado, Variable Rate, 1.95%, 11/1/20                                                        900,000
         1,560,000    Aurora, Colorado, Centretech Metropolitan District, Series A, Variable Rate, 2.30%,
                      12/1/28                                                                                              1,560,000
         1,015,000    Boulder County, Colorado, Industrial Development Revenue, (Mental Health
                      Center), Variable Rate, 1.95%, 11/1/14                                                               1,015,000
         2,500,000    Brighton Crossing Metropolitan District No.4, Variable, 1.99%, 12/1/34                               2,500,000
         6,730,000    Centennial Downs, Colorado, Metropolitan District, Variable Rate, 1.94%,
                      12/1/28                                                                                              6,730,000
         2,176,000    Cherry Creek, Colorado, South Metropolitan District No. 1, Series A, Variable Rate,
                      2.35%, 12/15/21                                                                                      2,176,000
         1,000,000    Cherry Creek, Colorado, South Metropolitan District No. 1, Series B, Variable Rate,
                      2.35%, 12/15/33                                                                                      1,000,000
         1,500,000    Colorado Educational and Cultural Facilities Authority Revenue, (Denver Art
                      Museum Project), Variable, 1.85%, 1/1/34                                                             1,500,000
         1,300,000    Colorado Educational and Cultural Facilities Authority Revenue, (Denver Seminary
                      Project), Variable, 1.85%, 7/8/34                                                                    1,300,000
           400,000    Colorado Housing and Finance Authority Multifamily Housing Revenue, (Winridge
                      Apartments), Variable Rate, 1.85%, 2/15/28                                                             400,000
         2,100,000    Colorado Springs, Colorado, Industrial Development Revenue, (Var-Cook
                      Communications Project), Variable Rate, 1.90%, 3/1/17                                                2,100,000
           600,000    Denver, Colorado, City and County Certificates of Participation, (Wellington E.
                      Webb), Series C2, Variable Rate, 1.84%, 12/1/29                                                        600,000
         6,345,000    Denver, Colorado, City and County Excise Tax Revenue (Convention Center
                      Project), Series B, Variable Rate, 1.85%, 9/1/25                                                     6,345,000
         4,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, 1.99%, due
                      12/1/34                                                                                              4,000,000
         1,500,000    Grand County, Colorado, Revenue, (YMCA of the Rockies), Variable Rate, 1.85%,
                      12/1/23                                                                                              1,500,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 1.94%, 12/1/30                                   2,750,000
         4,000,000    Pinery West, Colorado, Metropolitan District No. 2, Variable Rate, 1.95%,
                      11/1/32                                                                                              4,000,001
         3,215,000    Triview, Colorado, Metropolitan District, Variable Rate, 2.10%, 11/21/23                             3,215,000
                                                                                                                          43,591,001
Connecticut - 0.5%
           700,000    Connecticut Health and Educational Facilities Authority Revenue, Series C, Variable
                      Rate, 1.84%, 7/1/30                                                                                    700,000
Florida - 3.1%
         1,300,000    Dade County, Florida, Industrial Development Authority Revenue, (Dolphins
                      Stadium Project), Series B, Variable Rate, 1.85%, 1/1/16                                             1,300,000
         3,500,000    Jacksonville, Florida,Industrial Development Revenue, (Airport Hotel), Variable
                      Rate, 1.85%, 7/1/13                                                                                  3,500,000
                                                                                                                           4,800,000
Georgia - 4.4%
         5,125,000    Burke County, Georgia, Development Authority Pollution Control Revenue,
                      (Georgia Power Co.), Series 1, Variable Rate, 1.08%, 9/1/30                                          5,125,000
         1,600,000    Dahlonega Downtown Development Authority Student Housing Revenue, Variable
                      Rate, 1.84%, 6/1/28                                                                                  1,600,000
                                                                                                                           6,725,000
Idaho - 0.1%
           200,000    Idaho Health Facilities Authority Revenue, (St. Luke's Regional Medical Center),
                      Variable Rate, 1.90%, 5/1/22                                                                           200,000
Illinois - 9.4%
         4,400,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 1.92%, 12/1/14                            4,400,000
         1,495,000    Galesburg Illinois Revenue, (Knox College Project), Variable, 1.85%, 7/1/24                          1,495,000
         8,025,000    Illinois Development Finance Authority Revenue, (Illinois Central College), Series
                      A, Variable Rate, 2.10%, 6/1/33                                                                      8,025,000
           375,000    Illinois Health Facilities Authority Revenue, (Blessing Hospital), Series B, Variable
                      Rate, 1.88%, 11/15/29                                                                                  375,000
                                                                                                                          14,295,000
Indiana - 4.2%
         5,000,000    Indiana Health Facilities Financing Authority Hospital Revenue, (Clarian Health),
                      Variable, 1.84%, 3/1/33                                                                              5,000,000
           800,000    Indiana Health Facility Financing Authority Revenue, (Fayette Memorial Hospital
                      Association), Series A, Variable Rate, 1.95%, 10/1/32                                                  800,000
           550,000    Logansport, Indiana, Economic Development Revenue, (Modine Manufacturing
                      Co.), Variable Rate, 2.05%, 1/1/08                                                                     550,000
                                                                                                                           6,350,000
Iowa - 5.4%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate,
                      2.10%, 10/1/10                                                                                       5,250,000
         1,650,000    Cerro Gordo County, Iowa, Private School Facility Revenue, (Newman Catholic
                      School System), Variable Rate, 2.00%, 5/1/32                                                         1,650,000
         1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center
                      Association), Variable Rate, 2.00%, 3/1/22                                                           1,275,000
                                                                                                                           8,175,000
Kansas - 1.8%
           600,000    Kansas State Development Finance Authority Revenue, Variable Rate, (Hays
                      MedicalCenter), Series N, Variable Rate, 1.95%, 5/15/26                                                600,000
         1,200,000    Salina, Kansas, Revenue, (Salina Central Mall - Dillards), Variable Rate, 2.05%,
                      12/1/14                                                                                              1,200,000
         1,000,000    Shawnee, Kansas, Industrial Revenue, (Shawnee Village Association), 1.89%,
                      12/1/09                                                                                              1,000,000
                                                                                                                           2,800,000
Kentucky - 3.3%
         5,000,000    Breckenridge County Kentucky Leasing Trust, (Kentucky Association of Counties
                      Leasing Trust), Variable Rate, 1.83%, 2/1/31                                                         5,000,000
Michigan - 4.1%
         6,300,000    Holland, Michigan, Economic Development Corp., (Thrifty Holland, Inc.), Variable
                      Rate, 1.85%, 3/1/13                                                                                  6,300,000
Minnesota - 7.4%
         2,500,000    Bemidji Minnesota Independent School District No. 031, (Aid Anticipation
                      Certificates of Indebtedness), 3.00%, 9/30/05                                                        2,521,008
           200,000    St. Paul Housing and Redevelopment Authority Revenue, (Minnesota Public Radio),
                      Variable Rate, 1.95%, 5/1/22                                                                           200,000
         1,250,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue,
                      (Goodwill/Easter Seals), Variable Rate, 2.00%, 8/1/25                                                1,250,000
         2,000,000    Stillwater, Minnesota, Independent School District No. 834, Series A, 3.00%,
                      8/14/05                                                                                              2,014,101
         1,500,000    Stillwater, Minnesota, Private School Facilities Revenue, (Catholic Finance
                      Corporation Project), Variable Rate, 2.00%, 12/1/22                                                  1,500,000
         3,820,000    Waconia, Minnesota, Independent School District No. 110, Series A, 3.00%,
                      8/29/05                                                                                              3,847,729
                                                                                                                          11,332,838
Missouri - 2.7%
         2,000,000    Missouri Health and Educational Facilities Authority Revenue, (Rockhurst High
                      School), Series B, Variable Rate, 1.90%, 6/1/23                                                      2,000,000
           200,000    Missouri State Development Finance Educational Board, (Southeast Missouri State
                      University), Variable, 1.81%, 10/1/23                                                                  200,000
           800,000    Missouri State Health and Educational Facilities Authority, Variable Rate, 1.95%,
                      8/15/28                                                                                                800,000
         1,085,000    St. Louis, Missouri, Land Clearance Redevelopment Authority, (Lammert Building
                      Project), Variable Rate, 2.00%, 6/1/05                                                               1,085,000
                                                                                                                           4,085,000
Nebraska - 1.2%
         1,900,000    Norfolk, Nebraska, Industrial Development Revenue, (Supervalu, Inc.), Variable
                      Rate, 1.95%, 11/1/14                                                                                 1,900,000
Nevada - 1.3%
         2,000,000    Clark County, Nevada, Economic Development Revenue, (Lutheran Secondary
                      School Association), Variable Rate, 2.05%, 2/1/30                                                    2,000,000
New York - 0.6%
           950,000    New York, New York, Subservice, (C-3), Variable Rate, 1.83%, 8/15/29                                   950,000
Ohio - 7.1%
         9,800,000    Cuyahoga County, Ohio, Hospital Facilities Revenue, (Sisters of Charity Health
                      System), Variable Rate, 1.89%, 11/1/30                                                               9,800,000
         1,000,000    Medina, Ohio, City School District, 2.00%, 5/26/05                                                   1,001,071
                                                                                                                          10,801,071
Oklahoma - 0.5%
           800,000    Oklahoma City, Oklahoma, Industrial and Cultural Facilities Trust Revenue,
                      (Oklahoma Christian College), Variable Rate, 2.12%, 7/1/15                                             800,000
Pennsylvania - 6.5%
         1,000,000    Pennsylvania State Higher Educational Facilities Authority Revenue, (Association
                      of Independent Colleges & Universities), Variable Rate, 1.95, 11/1/12                                1,000,000
         7,000,000    Schuylkill County, Pennsylvania, Industrial Development Authority Resource
                      Recovery Revenue, (WPS Westwood), Variable Rate, 1.84%, 4/1/21                                       7,000,000
         1,900,000    Washington County, Pennsylvania, Hospital Authority Revenue, Variable Rate,
                      1.80%, 7/1/31                                                                                        1,900,000
                                                                                                                           9,900,000
Texas - 4.5%
         4,675,000    Alamo Heights, Texas, Higher Education Facilities Corp. Revenue, (University of
                      the Incarnate Word), Variable Rate, 1.95%, 4/1/19                                                    4,675,000
           200,000    Brownsville, Texas, Utility System, Sub Lien Series A, Variable Rate, 1.81%, due
                      9/1/27                                                                                                 200,000
         2,000,000    State of Texas, (Tax and Revenue Anticipation Notes), 3.00%, 8/31/05                                 2,015,845
                                                                                                                           6,890,845
Washington - 1.3%
         2,000,000    Seattle, Washington, Series D, 1.65%, 1/15/26                                                        2,000,000
Wisconsin - 1.2%
           300,000    Wisconsin Health and Educational Facilities Authority Revenue, (Alverno College
                      Project), 1.95%, 11/1/2017                                                                             300,000
         1,000,000    Wisconsin Health and Educational Facilities Authority Revenue, (Mequon Jewish
                      Project), Variable Rate, 1.88%, 7/1/28                                                               1,000,000
           500,000    Wisconsin State Health and Educational Facilities Authority Revenue, (Wisconsin
                      Lutheran College), Variable Rate, 1.95%, 9/1/31                                                        500,000
                                                                                                                           1,800,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $152,646,133) - 100%                                                                       152,645,755
------------------------------------------------------------------------------------------------------------------------------------

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.3%
Athletic Footwear - 6.1%
         6,677,115    NIKE, Inc. - Class B                                                                            $  578,438,472
Computers - 1.2%
         1,599,670    Research In Motion, Ltd. (New York Shares)*, #                                                     114,040,474
Cosmetics and Toiletries - 3.1%
         5,493,740    Procter & Gamble Co. #                                                                             292,431,780
Diversified Operations - 2.1%
         2,354,405    3M Co.                                                                                             198,617,606
E-Commerce/Products - 1.5%
         3,310,940    Amazon.com, Inc.*,#                                                                                143,098,827
E-Commerce/Services - 10.2%
        11,984,256    eBay, Inc.*, #                                                                                     976,716,864
Electronic Components - Semiconductors - 1.8%
         7,549,530    Texas Instruments, Inc.                                                                            175,224,591
Entertainment Software - 6.5%
         9,694,270    Electronic Arts, Inc.*, #                                                                          623,729,332
Finance - Consumer Loans - 2.7%
         5,139,830    SLM Corp. #                                                                                        257,968,068
Finance - Investment Bankers/Brokers - 3.1%
         2,761,490    Goldman Sachs Group, Inc. #                                                                        297,826,697
Finance - Mortgage Loan Banker - 2.9%
         7,488,500    Countrywide Financial Corp.                                                                        277,074,500
Medical - Biomedical and Genetic - 7.1%
         4,086,695    Celgene Corp.*                                                                                     111,730,241
        11,858,540    Genentech, Inc.*, #                                                                                565,770,944
                                                                                                                         677,501,185
Medical - Drugs - 7.2%
         6,434,958    Roche Holding A.G.                                                                                 685,457,032
Medical - HMO - 14.3%
        15,465,730    UnitedHealth Group, Inc.                                                                         1,374,903,396
Oil Companies - Exploration and Production - 1.0%
         1,815,815    Apache Corp.                                                                                        98,816,652
Oil Companies - Integrated - 1.9%
         1,504,675    BP PLC (ADR)                                                                                        89,708,724
           942,895    ConocoPhillips                                                                                      87,491,227
                                                                                                                         177,199,951
Optical Supplies - 1.1%
         1,354,765    Alcon, Inc. (New York Shares) #                                                                    107,297,388
Retail - Auto Parts - 1.7%
         1,828,560    AutoZone, Inc.*, #                                                                                 163,198,980
Retail - Regional Department Stores - 2.6%
         5,344,290    Kohl's Corp.*, #                                                                                   251,235,073
Retail - Restaurants - 0.1%
           160,370    Starbucks Corp.*                                                                                     8,659,980
Super-Regional Banks - 10.2%
        13,516,280    Bank of America Corp.                                                                              626,749,904
         5,655,370    Wells Fargo & Co. #                                                                                346,674,181
                                                                                                                         973,424,085
Web Portals/Internet Service Providers - 2.2%
           160,370    Google, Inc. - Class A*                                                                             31,373,183
         5,130,650    Yahoo!, Inc.*, #                                                                                   180,650,187
                                                                                                                         212,023,370
Wireless Equipment - 1.7%
         4,402,396    QUALCOMM, Inc.                                                                                     163,945,227
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,823,000,989)                                                                               8,828,829,530
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.2%
                      Janus Institutional Cash Reserve Fund
   $   400,000,000     2.33% (cost $400,000,000)                                                                         400,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.5%
       141,443,209    State Street Navigator Securities Lending
                       Prime Portfolio+ (cost $141,443,209)                                                              141,443,209
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 2.0%
                      Credit Suisse First Boston, Inc.
       186,500,000     2.50%, 2/1/05 (cost $186,500,000)                                                                 186,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,550,944,198) - 100%                                                                  $9,556,772,739
====================================================================================================================================

                        Geographic Summary of Investments
                          January, 31 2005 (unaudited)

Country                                  Value        % of Investment Securities

Canada                               $  114,040,474               1.2%
Switzerland                             792,754,420               8.3
United Kingdom                           89,708,724               1.0
United States++                       8,560,269,121              89.5

                      Total          $9,556,772,739             100.0%
                                     ==============             ======

++Includes Short-Term Securities and Other Securities (82.0% excluding Short-Term Securities and Other Securities)

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                                   $141,443,209
--------------------------------------------------------------------------------

Notes to Schedules of Investment (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

*     Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.8%
Advertising Services - 1.6%
           216,165    Getty Images, Inc.*                                                                             $   15,066,700
           672,095    Greenfield Online, Inc.*                                                                            12,272,455
                                                                                                                          27,339,155
Apparel Manufacturers - 2.0%
           448,270    Carter's, Inc.*,#                                                                                   16,388,751
           602,715    Quiksilver, Inc.*                                                                                   18,003,097
                                                                                                                          34,391,848
Applications Software - 1.5%
         1,310,000    Authentidate Holding Corp.*,ss.,(pound)                                                              6,576,200
           282,935    NAVTEQ Corp.                                                                                        10,833,581
           610,060    Quest Software, Inc.*,#                                                                              8,662,852
                                                                                                                          26,072,633
Athletic Equipment - 0.2%
           310,380    Orange 21, Inc.*                                                                                     2,979,648
Building - Mobile Home and Manufactured Homes - 0.6%
           273,030    Winnebago Industries, Inc.#                                                                          9,416,805
Building - Residential and Commercial - 0.4%
           190,580    WCI Communities, Inc.*,#                                                                             6,071,879
Building and Construction Products - Miscellaneous - 0.5%
           221,415    ElkCorp                                                                                              8,962,879
Casino Services - 1.2%
           811,185    Mikohn Gaming Corp.*,#                                                                               8,111,850
           435,651    Shuffle Master, Inc.*,#                                                                             12,686,157
                                                                                                                          20,798,007
Cellular Telecommunications - 1.7%
            84,870    JAMDAT Mobile, Inc.*,#                                                                               1,861,199
         1,301,600    Telesystem International Wireless Inc. (New York Shares)*,#                                         18,365,576
         1,199,485    UbiquiTel, Inc.*,#                                                                                   8,384,400
                                                                                                                          28,611,175
Chemicals - Specialty - 0.4%
           231,864    Cabot Microelectronics Corp.*,#                                                                      7,055,622
Circuit Boards - 0.8%
         1,483,175    TTM Technologies, Inc.*                                                                             13,941,845
Commercial Banks - 1.0%
            44,815    Community Bancorp*                                                                                   1,255,716
           110,965    East West Bancorp, Inc.                                                                              4,320,977
           301,085    Nara Bancorp, Inc.#                                                                                  6,006,646
           198,755    Placer Sierra Bancshares#                                                                            5,123,705
                                                                                                                          16,707,044
Commercial Services - 0.6%
            75,500    CoStar Group, Inc.*,#                                                                                3,242,725
           298,265    StarTek, Inc.#                                                                                       7,456,625
                                                                                                                          10,699,350
Commercial Services - Finance - 4.8%
           164,325    Advance America Cash Advance Centers, Inc.*,#                                                        3,664,448
         2,004,328    Euronet Worldwide, Inc.*,(pound)                                                                    48,204,087
           543,365    iPayment Holdings, Inc.*,#                                                                          25,516,420
           143,395    TNS, Inc.*,#                                                                                         3,191,973
                                                                                                                          80,576,928
Communications Software - 0.7%
           180,035    InPhonic, Inc.*,#                                                                                    4,527,880
           297,234    Inter-Tel, Inc.#                                                                                     7,873,729
                                                                                                                          12,401,609
Computer Services - 2.3%
           335,665    Anteon International Corp.*,#                                                                       11,520,023
         3,078,095    LivePerson, Inc.*,(pound)                                                                            9,295,847
           256,090    Manhattan Associates, Inc.*,#                                                                        5,621,176
         1,551,485    Tier Technologies, Inc.- Class B*,(pound)                                                           12,892,839
                                                                                                                          39,329,885
Computer Software - 0.7%
           820,945    Blackbaud, Inc.*,#                                                                                  10,976,035
Computers - Integrated Systems - 0.3%
            61,955    MICROS Systems, Inc.*,#                                                                              4,330,655
Computers - Memory Devices - 0.6%
         1,601,565    Dot Hill Systems Corp.*,#                                                                           10,089,860
Computers - Peripheral Equipment - 1.0%
           869,690    TransAct Technologies, Inc.*,(pound)                                                                16,558,898
Computers - Voice Recognition - 2.1%
         1,021,823    TALX Corp. (pound)                                                                                  35,855,769
Consulting Services - 1.6%
           478,300    Advisory Board Co.*                                                                                 17,051,395
            71,603    Corporate Executive Board Co.                                                                        4,575,432
            88,755    Huron Consulting Group, Inc.*,#                                                                      2,098,168
           133,045    LECG Corp.*,#                                                                                        2,377,514
                                                                                                                          26,102,509
Consumer Products - Miscellaneous - 1.5%
           539,177    Jarden Corp.*,#                                                                                     24,802,142
Data Processing and Management - 2.0%
         1,890,458    Infocrossing, Inc. *,ss.,(pound)                                                                    34,009,339
Decision Support Software - 0.4%
           580,806    Wind River Systems, Inc.*                                                                            7,289,115
Distribution/Wholesale - 1.2%
           577,695    Beacon Roofing Supply, Inc.*,#                                                                      11,553,900
           628,160    BlueLinx Holdings, Inc.*                                                                             8,599,510
                                                                                                                          20,153,410
Drug Delivery Systems - 1.0%
           134,605    Conor Medsystems, Inc.*,#                                                                            2,040,612
           867,370    I-Flow Corp.*,#                                                                                     15,231,017
                                                                                                                          17,271,629
E-Commerce/Products - 0.5%
         1,089,105    1-800-FLOWERS.COM, Inc. - Class A*,#,(pound)                                                         8,004,922
E-Services/Consulting - 0.4%
           432,560    GSI Commerce, Inc.*,#                                                                                6,042,863
Educational Software - 0.2%
           158,565    Blackboard, Inc.*,#                                                                                  2,836,728
Enterprise Software/Services - 2.2%
         1,465,599    Omnicell, Inc.*,(pound)                                                                             12,457,592
         1,900,000    Ultimate Software Group, Inc. *,ss.,(pound)                                                         24,129,999
                                                                                                                          36,587,591
Fiduciary Banks - 1.0%
           347,085    Investors Financial Services Corp.#                                                                 17,496,555
Finance - Commercial - 0.9%
           601,675    CapitalSource, Inc.*,#                                                                              14,205,547
Finance - Investment Bankers/Brokers - 0.7%
            63,360    GFI Group, Inc.*,#                                                                                   1,662,566
           453,520    optionsXpress Holdings, Inc.*                                                                        9,197,386
                                                                                                                          10,859,952
Finance - Other Services - 0.3%
           266,040    Asset Acceptance Capital Corp.*,#                                                                    5,448,499
Gambling-Non Hotel - 0.6%
           290,496    Great Canadian Gaming Corp.*                                                                        10,360,224
Gold Mining - 0.3%
           290,876    Centerra Gold, Inc.*                                                                                 4,817,652
Hotels and Motels - 1.5%
           183,585    Four Seasons Hotels, Inc.                                                                           14,128,701
           569,445    Orient-Express Hotel, Ltd. - Class A#                                                               11,673,623
                                                                                                                          25,802,324
Human Resources - 0.7%
           702,525    Labor Ready, Inc.*,#                                                                                11,127,996
Identification Systems and Devices - 0.7%
           359,430    Cogent, Inc.*,#                                                                                     10,890,729
Industrial Audio and Video Products - 1.0%
           963,822    Sonic Solutions*,#                                                                                  17,165,670
Internet Applications Software - 0.3%
           376,490    eResearch Technology, Inc.*,#                                                                        4,623,297
Internet Content-Entertainment - 0.9%
         2,029,305    Harris Interactive, Inc.#                                                                           15,138,615
Internet Infrastructure Software - 1.5%
         2,367,819    TIBCO Software, Inc.*                                                                               26,022,331
Investment Management and Advisory Services - 0.7%
           444,630    Calamos Asset Management, Inc. - Class A                                                            11,231,354
Leisure and Recreation Products - 1.0%
         1,243,685    K2, Inc.*,#                                                                                         17,486,211
Life and Health Insurance - 0.4%
           718,420    American Equity Investment Life Holding Co.#                                                         7,550,594
Machine Tools and Related Products - 0.8%
           285,040    Kennametal, Inc.                                                                                    13,949,858
Machinery - Construction and Mining - 0.4%
           188,410    Bucyrus International, Inc. - Class A                                                                6,914,647
Marine Services - 0.3%
         1,827,545    Odyssey Marine Exploration, Inc.*                                                                    4,495,761
Medical - Biomedical and Genetic - 0.3%
           264,155    Barrier Therapeutics, Inc.*,#                                                                        5,277,817
Medical - Drugs - 1.7%
         1,372,100    Ligand Pharmaceuticals, Inc. - Class B*,#                                                           14,283,561
           417,539    Pharmion Corp.*                                                                                     15,139,964
                                                                                                                          29,423,525
Medical - Generic Drugs - 0.4%
           235,255    Taro Pharmaceutical Industries, Ltd.*,#                                                              7,067,060
Medical - HMO - 2.1%
         1,064,534    Centene Corp.*                                                                                      35,715,116
Medical - Hospitals - 0.9%
           399,105    United Surgical Partners International, Inc.*,#                                                     15,720,746
Medical - Outpatient and Home Medical Care - 0.1%
           269,385    Hythiam, Inc.*,#                                                                                     1,600,147
Medical Instruments - 0.3%
            88,925    Foxhollow Technologies, Inc.*,#                                                                      2,507,685
           111,945    Symmetry Medical, Inc.*,#                                                                            2,255,692
                                                                                                                           4,763,377
Medical Labs and Testing Services - 0.9%
           443,501    LabOne, Inc.*,#                                                                                     14,879,459
Medical Products - 1.7%
           939,425    PSS World Medical, Inc.*,#                                                                          11,789,784
           764,729    ThermoGenesis Corp.*,#                                                                               4,397,192
           434,785    Wright Medical Group, Inc.*,#                                                                       11,934,848
                                                                                                                          28,121,824
Miscellaneous Manufacturing - 0.1%
           111,105    Applied Films Corp.*,#                                                                               2,374,314
Motion Pictures and Services - 1.3%
         2,202,330    Lions Gate Entertainment Corp. (New York Shares)*,#                                                 21,979,253
Networking Products - 0.9%
         1,251,655    Extreme Networks, Inc.*,#                                                                            8,010,592
           467,481    Ixia*,#                                                                                              7,255,305
                                                                                                                          15,265,897
Non-Hazardous Waste Disposal - 0.4%
         1,857,255    Waste Services, Inc.*,#                                                                              6,128,942
Office Furnishings - Original - 0.7%
           731,700    Knoll, Inc.*                                                                                        12,234,024
Oil - Field Services - 0.5%
           644,820    Key Energy Services, Inc.*                                                                           8,002,216
Oil Companies - Exploration and Production - 1.6%
           179,270    Bill Barrett Corp.*                                                                                  5,661,347
            89,125    Quicksilver Resources, Inc.*,#                                                                       3,959,824
           481,297    Western Oil Sands, Inc. - Class A*                                                                  16,893,398
                                                                                                                          26,514,569
Optical Recognition Equipment - 0.1%
           117,360    Creo, Inc. (New York Shares)*,#                                                                      1,897,746
Pharmacy Services - 1.0%
           310,380    Accredo Health, Inc.*                                                                                9,243,117
           446,875    HealthExtras, Inc.*,#                                                                                6,895,281
                                                                                                                          16,138,398
Real Estate Management/Services - 2.8%
         1,326,780    CB Richard Ellis Group, Inc.*                                                                       46,424,031
Recreational Vehicles - 0.4%
           106,450    Polaris Industries, Inc.#                                                                            7,185,375
Research and Development - 0.2%
           132,475    PRA International*,#                                                                                 3,207,220
Retail - Apparel and Shoe - 0.9%
           417,120    Hot Topic, Inc.*,#                                                                                   8,083,786
           264,910    Pacific Sunwear of California, Inc.*,#                                                               6,487,646
                                                                                                                          14,571,432
Retail - Computer Equipment - 0.5%
           394,085    Insight Enterprises, Inc.*,#                                                                         7,625,545
Retail - Discount - 0.8%
           816,135    Fred's, Inc.                                                                                        13,441,743
Retail - Home Furnishings - 0.7%
         2,133,107    Restoration Hardware, Inc.*,(pound)                                                                 12,265,365
Retail - Petroleum Products - 0.6%
           212,605    World Fuel Services Corp.#                                                                          10,774,821
Retail - Toy Store - 0.8%
           444,625    Build-A-Bear-Workshop, Inc.*,#                                                                      13,845,623
Savings/Loan/Thrifts - 0.8%
           525,320    BankAtlantic Bancorp, Inc. - Class A#                                                               10,096,650
           126,562    Fidelity Bankshares, Inc.#                                                                           3,403,885
                                                                                                                          13,500,535
Schools - 0.4%
           532,440    Educate, Inc.*                                                                                       6,916,396
Semiconductor Components/Integrated Circuits - 0.3%
           111,500    Sigmatel, Inc.*,#                                                                                    4,394,215
Semiconductor Equipment - 1.0%
           461,910    AMIS Holdings, Inc.                                                                                  4,970,152
           101,615    FormFactor, Inc.*,#                                                                                  2,313,774
           619,005    Rudolph Technologies, Inc.*,#                                                                        9,749,328
                                                                                                                          17,033,254
Software Tools - 0.2%
           110,955    Altiris, Inc.*,#                                                                                     3,607,147
Therapeutics - 2.2%
           163,505    Connetics Corp.*,#                                                                                   3,992,792
           718,850    MGI Pharma, Inc.*,#                                                                                 16,310,706
           246,796    Neurocrine Biosciences, Inc.*                                                                       11,290,917
           451,605    ViaCell, Inc.*,#                                                                                     4,958,623
                                                                                                                          36,553,038
Toys - 1.1%
         1,078,010    Marvel Enterprises, Inc.*                                                                           19,253,259
Transactional Software - 1.1%
           756,580    Open Solutions, Inc.*                                                                               16,508,576
            88,230    Transaction Systems Architects, Inc. - Class A*,#                                                    1,874,005
                                                                                                                          18,382,581
Transportation - Air Freight - 0.7%
           377,305    EGL, Inc.*,#                                                                                        11,405,930
Transportation - Marine - 0.2%
            68,290    Alexander & Baldwin, Inc.                                                                            3,141,340
Transportation - Services - 0.7%
           633,125    Pacer International, Inc.*,#                                                                        12,383,925
Web Hosting/Design - 1.4%
           176,535    Equinix, Inc.*,#                                                                                     7,403,878
           486,405    Macromedia, Inc.*                                                                                   16,654,507
                                                                                                                          24,058,385
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,017,853,317)                                                                               1,394,931,183
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Transactional Software - 0.2%
           453,000    Open Solutions, Inc., 1.4673% senior subordinated notes, due 2/2/35 (144A)
                        (cost $2,417,027)                                                                                  2,576,438
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0%
Computers - Peripheral Equipment - 0%
           665,000    Candescent Technologies Corp. - Series E(beta),o,(sigma) (cost $3,657,500)                                   0
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.3%
Data Processing and Management - 0.3%
           521,660    Infocrossing, Inc. - expires 5/10/07*,(beta),(sigma) (cost $0)                                       5,284,416
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.7%
       280,586,597    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $280,586,597)                                                            280,586,597
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,304,514,441) - 100%                                                                  $1,683,378,634
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                Value        % of Investment Securities

Bermuda                            $   11,673,623             0.7%
Canada                                 88,442,550             5.3
Israel                                  7,067,060             0.4
United States++                     1,576,195,401            93.6

                      Total        $1,683,378,634            100.0%
                                   ==============            ======

++ Includes Short-Term Securities and Other Securities (77.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
(beta)      Security is illiquid.
# Loaned security, a portion or all of the security is on loan as of January, 31 2005.
+ The security is purchased with the cash collateral received from securities on loan.
o           Defaulted security.

(sigma)     Schedule of Fair Valued Securities

--------------------------------------------------------------------------------
Janus Venture Fund                              Value           Value as a % of
                                                                 Market Value
--------------------------------------------------------------------------------
Candescent Technologies Corp. - Series E      $        0             0.0%
--------------------------------------------------------------------------------
Infocrossing, Inc. - expires 5/10/07           5,284,416             0.3%
--------------------------------------------------------------------------------
                                              $5,284,416             0.3%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's trustees.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                                  $280,586,597
--------------------------------------------------------------------------------

ss.   Schedule of Restricted and Illiquid Securities

                                       Acquisition        Acquisition                                 Value as a %
                                           Date              Cost                  Value            of Market Value
--------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Authentidate Holding Corp.               1/28/04          $18,012,500            $ 6,576,200            0.4%
Infocrossing, Inc.                  10/16/03 - 3/24/04     15,915,000             34,009,339            2.0%
Ultimate Software Group, Inc.       7/14/03 - 5/11/04      12,350,000             24,129,999            1.4%
--------------------------------------------------------------------------------------------------------------------
                                                          $46,277,500            $64,715,538            2.1%
--------------------------------------------------------------------------------------------------------------------

The funds have registration rights for certain restricted securities held as of January 31, 2005. The issuer incurs all registration costs.

(pound)     Affiliate Transactions
            The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      Purchases                   Sales              Realized        Dividend          Market Value
                                  Shares      Cost        Shares        Cost         Gain/(Loss)       Income          at 1/31/05
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund

1-800-FLOWERS.COM, Inc. -
Class A                             --     $       --           --     $       --     $       --     $       --          8,004,922

Authentidate Holding Corp.          --             --           --             --             --             --          6,576,200

Euronet Worldwide, Inc.             --             --      305,665      5,313,780      1,839,194             --         48,204,087

Infocrossing, Inc.                  --             --                                                        --         34,009,339

LivePerson, Inc.               109,815        216,336           --             --             --             --          9,295,847

Omnicell, Inc.                      --                          --             --             --                        12,457,592

Restoration Hardware, Inc.                                      --                            --             --         12,265,365

TALX Corp.                          --             --           --             --             --         61,309         35,855,769

Tier Technologies, Inc. -
Class B                             --             --           --             --             --             --         12,892,839

TransAct Technologies, Inc.     64,340      1,308,982           --             --             --             --         16,558,898

Ultimate Software Group, Inc.       --             --           --             --             --             --         24,129,999
------------------------------------------------------------------------------------------------------------------------------------
                                           $1,525,318                  $5,313,780     $1,839,194     $   61,309       $220,250,857
------------------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.2%
Advertising Agencies - 1.0%
         5,231,235    Interpublic Group of Companies, Inc.* ,#                                                        $   68,267,617
Advertising Services - 2.0%
        12,573,726    WPP Group PLC**                                                                                    136,957,046
Apparel Manufacturers - 0.9%
         5,735,501    Burberry Group PLC**                                                                                43,271,281
            89,562    Hermes International#                                                                               17,570,562
                                                                                                                          60,841,843
Automotive - Cars and Light Trucks - 1.2%
         7,928,000    Nissan Motor Company, Ltd.**                                                                        83,912,426
Automotive - Truck Parts and Equipment - Original - 0.4%
           551,500    Autoliv, Inc. (SDR)                                                                                 25,812,156
Beverages - Wine and Spirits - 2.5%
        12,826,278    Diageo PLC**                                                                                       175,028,021
Brewery - 5.4%
         2,299,455    Anheuser-Busch Companies, Inc.                                                                     113,087,197
         5,105,361    Heineken N.V.                                                                                      174,761,812
         8,258,000    Kirin Brewery Company, Ltd.**                                                                       83,653,608
                                                                                                                         371,502,617
Broadcast Services and Programming - 1.9%
         2,233,035    Grupo Televisa S.A. (ADR)                                                                          131,369,449
Cable Television - 1.6%
         1,765,970    Comcast Corp. - Special Class A*,#                                                                  55,822,311
         1,713,460    EchoStar Communications Corp. - Class A                                                             52,277,665
                                                                                                                         108,099,976
Chemicals - Specialty - 2.1%
           148,989    Givaudan S.A.**                                                                                     94,019,142
           453,121    Syngenta A.G.*,**                                                                                   48,762,453
                                                                                                                         142,781,595
Commercial Banks - 3.9%
         1,213,088    Anglo Irish Bank Corporation PLC                                                                    29,570,541
         7,595,000    DBS Group Holdings, Ltd.**                                                                          73,323,353
            10,741    Mitsubishi Tokyo Financial Group, Inc.**                                                           101,434,992
           821,802    UBS A.G.**                                                                                          66,691,462
                                                                                                                         271,020,348
Cosmetics and Toiletries - 0.7%
         3,334,000    Shiseido Company, Ltd.**                                                                            46,438,490
Diversified Minerals - 1.4%
         3,080,105    Companhia Vale do Rio Doce (ADR) #                                                                  93,173,176
Diversified Operations - 6.5%
           792,481    Louis Vuitton Moet Hennessy S.A. #                                                                  55,060,662
         9,795,345    Smiths Group PLC**                                                                                 155,468,446
         6,579,025    Tyco International, Ltd. (New York Shares) #                                                       237,765,963
                                                                                                                         448,295,071
Diversified Operations - Commercial Services - 0.2%
         4,780,775    Rentokil Initial PLC**                                                                              13,705,986
E-Commerce/Services - 4.5%
        12,857,042    IAC/InterActiveCorp*,#                                                                             311,526,128
Electronic Components - Miscellaneous - 2.5%
         4,790,255    Koninklijke (Royal) Philips Electronics N.V.                                                       125,260,726
         1,680,825    Koninklijke (Royal) Philips Electronics N.V. (New York Shares) #                                    43,835,916
                                                                                                                         169,096,642
Electronic Design Automation - 0.5%
         1,915,565    Synopsys, Inc.* ,#                                                                                  32,564,605
Finance - Investment Bankers/Brokers - 6.0%
         2,698,350    Citigroup, Inc.                                                                                    132,354,068
         7,465,478    JPMorgan Chase & Co.                                                                               278,686,293
                                                                                                                         411,040,361
Finance - Mortgage Loan Banker - 0.7%
         2,942,800    Housing Development Finance Corporation, Ltd.                                                       52,431,791
Food - Diversified - 4.3%
         1,420,465    Kraft Foods, Inc. - Class A#                                                                        48,267,401
           636,042    Nestle S.A.**                                                                                      166,971,059
         1,267,491    Unilever N.V.                                                                                       82,611,451
                                                                                                                         297,849,911
Health Care Cost Containment - 2.8%
         5,514,930    McKesson Corp. #                                                                                   190,209,936
Insurance Brokers - 2.1%
         3,784,445    Willis Group Holdings, Ltd. #                                                                      146,382,333
Medical - Drugs - 2.3%
           603,003    Roche Holding A.G.**                                                                                64,232,377
         1,924,400    Takeda Pharmaceutical Company, Ltd.**                                                               91,518,515
                                                                                                                         155,750,892
Medical - HMO - 2.6%
         2,038,555    UnitedHealth Group, Inc.                                                                           181,227,540
Medical - Hospitals - 0.6%
         1,991,840    Health Management Associates, Inc. - Class A#                                                       43,979,827
Money Center Banks - 1.6%
        13,142,029    ICICI Bank, Ltd.                                                                                   108,556,080
Multimedia - 7.1%
         2,770,834    News Corporation, Inc. - Class B#                                                                   48,711,262
         5,323,910    Time Warner, Inc.*                                                                                  95,830,380
         3,203,216    Vivendi Universal S.A.*,#                                                                          101,340,108
         8,431,010    Walt Disney Co. #                                                                                  241,379,816
                                                                                                                         487,261,566
Oil Companies - Integrated - 1.4%
           443,106    Total S.A. - Class B#                                                                               95,016,471
Petrochemicals - 1.1%
         6,446,421    Reliance Industries, Ltd.                                                                           78,655,049
Property and Casualty Insurance - 4.8%
            12,552    Millea Holdings, Inc.**                                                                            173,499,203
         8,571,000    Mitsui Sumitomo Insurance Company, Ltd.**                                                           75,308,482
         8,340,000    Sompo Japan Insurance, Inc.**                                                                       81,904,596
                                                                                                                         330,712,281
Publishing - Books - 2.1%
        16,295,357    Reed Elsevier PLC**                                                                                148,296,054
Reinsurance - 1.8%
            40,538    Berkshire Hathaway, Inc. - Class B*                                                                121,375,231
Soap and Cleaning Preparations - 1.2%
         2,796,714    Reckitt Benckiser PLC**                                                                             83,185,599
Telephone - Integrated - 1.4%
            23,246    Nippon Telegraph & Telephone Corp.**                                                                98,192,470
Television - 5.9%
        37,997,286    British Sky Broadcasting Group PLC**                                                               404,920,183
Toys - 2.2%
         4,730,525    Mattel, Inc. #                                                                                      92,008,711
           536,700    Nintendo Company, Ltd.**                                                                            60,904,335
                                                                                                                         152,913,046
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,403,593,385)                                                                               6,278,349,813
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.1%
      $ 75,000,000    Janus Institutional Cash Reserve Fund, 2.33% (cost $75,000,000)                                     75,000,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.4%
       370,898,765    State Street Navigator Securities Lending
                        Prime Portfolio + (cost $370,898,765)                                                            370,898,765
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 2.3%
      $159,200,000    Credit Suisse First Boston 2.5%, 2/1/05 (cost $159,200,000)                                        159,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,008,692,150) - 100%                                                                  $6,883,448,578
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2005 (unaudited)

Country                                 Value         % of Investment Securities

Bermuda                            $  384,148,296                  5.6 %
Brazil                                 93,173,176                  1.3
France                                268,987,803                  3.9
India                                 239,642,920                  3.5
Ireland                                29,570,541                  0.4
Japan                                 896,767,117                 13.0
Mexico                                131,369,449                  1.9
Netherlands                           426,469,905                  6.2
Singapore                              73,323,353                  1.1
Switzerland                           440,676,493                  6.4
United Kingdom                      1,160,832,616                 16.9
United States++                     2,738,486,909                 39.8

                      Total        $6,883,448,578                100.0%
                                   ==============                ======

++ Includes Short-Term Securities and Other Securities (31.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31,2005

                                     Currency Units    Currency Value      Unrealized
Currency Sold and Settlement Date          Sold          in $ U.S.         Gain/(Loss)
-----------------------------------------------------------------------------------------
British Pound 4/15/05                     58,000,000   $  108,917,031      $ (3,936,031)
British Pound 5/20/05                    233,700,000      438,127,722        (8,451,670)
Japanese Yen 3/4/05                   20,975,000,000      203,212,780        (5,303,949)
Japanese Yen 4/15/05                   9,500,000,000       92,348,969        (1,341,514)
Singapore Dollar 5/20/05                  79,000,000       48,437,895          (167,274)
Swiss Franc 4/15/05                      298,900,000      252,593,542       (10,286,013)
-----------------------------------------------------------------------------------------
Total                                                  $1,143,637,939      $(29,486,451)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

# Loaned security, a portion or all of the security is on loan as of January 31, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin, segregation requirements on open futures contracts, forward currency contracts and/or securities lending arrangements as of January 31, 2005 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Worldwide Fund                                              $2,942,498,345
--------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Core Equity Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Income Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Institutional Cash Reserves Fund, Janus Mercury Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Olympus Fund, Janus Orion Fund, Janus Overseas Fund, Janus Risk-Managed Stock Fund, Janus Short-Term Bond Fund, Janus Small Cap Value, Janus Tax-Exempt Money Market Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements may be held by the Funds and are fully collateralized. Such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds' Trustees periodically review securities lending activities to monitor compliance with the securities lending procedures. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk.

The Funds will not have the right to vote on securities while they are being lent, however, the Funds will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities and Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of January 31, 2005, the following Funds had on loan securities as indicated:

--------------------------------------------------------------------------------
                                                        Value at
  Fund                                              January 31, 2005
--------------------------------------------------------------------------------
Janus Fund                                           $347,775,533
--------------------------------------------------------------------------------
Janus Balanced Fund                                   332,600,606
--------------------------------------------------------------------------------
Janus Contrarian Fund                                 178,228,506
--------------------------------------------------------------------------------
Janus Core Equity Fund                                 8,347,454
--------------------------------------------------------------------------------
Janus Enterprise Fund                                 172,189,183
--------------------------------------------------------------------------------
Janus Flexible Income Fund                            104,028,900
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                       113,327,959
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                        8,801,705
--------------------------------------------------------------------------------
Janus Global Technology Fund                          82,488,679
--------------------------------------------------------------------------------
Janus Growth and Income Fund                          272,167,188
--------------------------------------------------------------------------------
Janus Mercury Fund                                    66,282,869
--------------------------------------------------------------------------------
Janus Olympus Fund                                    133,298,048
--------------------------------------------------------------------------------
Janus Orion Fund                                      52,539,770
--------------------------------------------------------------------------------
Janus Overseas Fund                                   71,509,571
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                              205,770,774
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                            55,758,033
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                            443,562,887
--------------------------------------------------------------------------------
Janus Twenty Fund                                     138,290,148
--------------------------------------------------------------------------------
Janus Venture Fund                                    273,558,037
--------------------------------------------------------------------------------
Janus Worldwide Fund                                  357,853,475
--------------------------------------------------------------------------------

As of January 31, 2005, the following Funds received cash collateral in accordance with securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                   Cash Collateral at
  Fund                                              January 31, 2005
--------------------------------------------------------------------------------
Janus Fund                                           $355,705,678
--------------------------------------------------------------------------------
Janus Balanced Fund                                   339,781,519
--------------------------------------------------------------------------------
Janus Contrarian Fund                                 182,503,703
--------------------------------------------------------------------------------
Janus Core Equity Fund                                 8,705,405
--------------------------------------------------------------------------------
Janus Enterprise Fund                                 176,340,098
--------------------------------------------------------------------------------
Janus Flexible Income Fund                            106,145,325
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                       116,167,167
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                        9,096,500
--------------------------------------------------------------------------------
Janus Global Technology Fund                          85,226,190
--------------------------------------------------------------------------------
Janus Growth and Income Fund                          278,643,751
--------------------------------------------------------------------------------
Janus Mercury Fund                                    69,282,869
--------------------------------------------------------------------------------
Janus Olympus Fund                                    136,336,164
--------------------------------------------------------------------------------
Janus Orion Fund                                      54,090,276
--------------------------------------------------------------------------------
Janus Overseas Fund                                   74,654,263
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                              210,782,000
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                            56,898,969
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                            454,770,925
--------------------------------------------------------------------------------
Janus Twenty Fund                                     141,443,209
--------------------------------------------------------------------------------
Janus Venture Fund                                    280,586,597
--------------------------------------------------------------------------------
Janus Worldwide Fund                                  370,898,765
--------------------------------------------------------------------------------

As of January 31, 2005, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Mercury Fund which also invested $6,293,680 of the cash collateral in foreign bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this daily mark-to-market evaluation.

Futures Contracts

All Funds except Janus Government Money Market Fund, Janus Institutional Cash Reserves Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds"), may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian.

Forward Currency Transactions

All Funds except the Money Market Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at January 31, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at January 31, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Flexible Income Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, Janus Federal Tax-Exempt Fund and the Money Market Funds may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

Additional Investment Risk

A Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer.

Options Contracts

All Funds except the Money Market Funds may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Risk-Managed Stock Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to an interfund lending agreement between the Funds and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured. During the period, there were no outstanding borrowing or lending arrangements for the Funds.

Money Market Investing

The Funds may invest in money market funds, including funds managed by Janus Capital. During the quarter ended January 31, 2005, the following Funds had the following affiliated purchases and sales:

--------------------------------------------------------------------------------------------------------------
                                              Purchases              Sales          Dividend      Market Value
                                             Shares/Cost          Shares/Cost        Income        at 1/31/05
--------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund

Janus Fund                                  $           --      $   50,000,000      $   39,645   $         --

Janus Mid Cap Value Fund                       125,000,000         160,000,000         532,188    125,000,000

Janus Small Cap Value Fund                     100,000,000         115,000,000         534,625    125,000,000

Janus Twenty Fund                              525,000,000         125,000,000         438,453    400,000,000

Janus Worldwide Fund                           350,000,000         575,000,000       1,180,121     75,000,000
--------------------------------------------------------------------------------------------------------------
                                            $1,100,000,000      $1,025,000,000      $2,725,032   $725,000,000
--------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of January 31, 2005, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

---------------------------------------------------------------------------------------------------------------------------------
                                                     Federal Tax Cost       Unrealized         Unrealized               Net
                                                                           Appreciation      (Depreciation)        Appreciation/
                                                                                                                  (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                               $9,423,241,768     $3,854,476,016     $(249,761,774)     $3,604,714,242
---------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                                       2,799,872,444        342,652,046       (41,323,719)        301,328,327
---------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                                     2,138,402,278        843,717,235       (56,233,596)        787,483,639
---------------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                                      542,603,541        116,556,431        (9,867,384)        106,689,047
---------------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                                     1,364,002,522        590,613,078       (34,593,091)        556,019,987
---------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund                                1,205,176,026         27,422,516       (13,859,123)         13,563,393
---------------------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                               122,949,875          3,637,499          (397,183)          3,240,316
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                           1,035,533,317        299,594,845       (20,326,726)        279,268,119
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                             196,494,753         51,966,888        (4,020,405)         47,946,483
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                                965,446,259        361,155,203       (76,389,297)        284,765,906
---------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                              4,782,919,158      1,044,014,146      (154,598,303)        889,415,843
---------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                                       531,130,536         22,197,940        (2,243,153)         19,954,787
---------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                                        3,421,053,477      1,186,550,584       (89,475,776)      1,097,074,808
---------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                  3,871,292,376        419,476,220       (62,944,018)        356,532,202
---------------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                                        2,028,169,420        454,870,153       (41,385,875)        413,484,278
---------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                                            488,287,453        115,708,882        (8,328,010)        107,380,872
---------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                                       1,742,867,144        590,882,388       (24,184,874)        566,697,514
---------------------------------------------------------------------------------------------------------------------------------
Janus Risk-Managed Stock Fund                               241,617,025         27,535,127        (4,317,545)         23,217,582
---------------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                  303,568,104            639,351        (1,918,136)         (1,278,785)
---------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund                                2,837,073,860        549,722,717       (99,449,298)        450,273,419
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                         6,568,452,169      3,092,943,395      (104,622,825)      2,988,320,570
---------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                                        1,305,112,848        446,032,760       (67,766,974)        378,265,786
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                      6,026,971,709        951,855,869       (95,379,000)        856,476,869
---------------------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Fund's' custodian sufficient to cover the purchase price.

Initial Public Offerings

All Funds except the Money Market Funds may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security which the Funds seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: March 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  March 31, 2005

By:     _/s/ Loren M. Starr________
        Loren M. Starr,
        Vice President and Chief Financial Officer (Principal Financial Officer)

Date:  March 31, 2005